     As filed with the Securities and Exchange Commission on April 30, 2007


                                                  FILE NOS. 333-69386; 811-03457

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

               REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933           [X]

                           PRE-EFFECTIVE AMENDMENT NO. __                    [ ]


                         POST-EFFECTIVE AMENDMENT NO. 7                      [X]


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [ ]


                                AMENDMENT NO. 73                             [X]


                    PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
                           (Exact Name of Registrant)

                     THE PENN MUTUAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                600 Dresher Road
                           Horsham, Pennsylvania 19044
              (Address of Principal Executive Offices of Depositor)

                   Depositor's Telephone Number: 215-956-8000

                                Susan T. Deakins
                        Vice President and Chief Actuary
                     The Penn Mutual Life Insurance Company
                                600 Dresher Road
                           Horsham, Pennsylvania 19044
                     (Name and Address of Agent for Service)

                                    Copy to:
                                Michael Berenson
                           Morgan, Lewis & Bockius LLP
                         1111 Pennsylvania Avenue, N.W.
                              Washington, DC 20004

Title of Securities Being Registered: Individual Variable Annuity Contracts - Flexible Purchase Payments.

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this filing.

It is proposed that this filing will become effective (check appropriate box):

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485.


[X]  on May 1, 2007 pursuant to paragraph (b) of Rule 485.


[ ]  60 days after filing pursuant to paragraph (a) of Rule 485.

[ ]  on (date) pursuant to paragraph (a) of Rule 485.

PROSPECTUS - MAY 1, 2007


Individual Variable and Fixed Annuity Contract - Flexible Purchase Payments

PENNFREEDOM

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
THE PENN MUTUAL LIFE INSURANCE COMPANY
Philadelphia, Pennsylvania 19172 - Telephone (800) 523-0650

This prospectus describes an individual variable and fixed annuity contract ("Contract") offered by The Penn Mutual Life Insurance Company ("Penn Mutual" or the "Company") and contains information that you should know before purchasing a Contract. Please read it carefully and save it for future reference.

The Contract is an agreement between you and Penn Mutual. You agree to make one or more payments to us and we agree to make annuity and other payments to you at a future date. The Contract:

- has a variable component, which means that your Variable Account Value and any variable payout will be based upon investment experience (see investment options on next page),

- has a fixed component, which means that your Fixed Account Value and any fixed payout will be based on purchase payments accumulated with interest at a rate of not less than 3%,

- is tax-deferred, which means that you will not pay taxes until we begin to make annuity payments to you or you take money out,

- allows you to choose to receive annuity payments over different periods of time, including over your lifetime,

-    offers enhanced guaranteed minimum death benefit options,

-    offers an estate enhancement death benefit option,

-    offers death benefit enhancement rider options,


-    offers an optional guaranteed minimum accumulation benefit rider,



- offers an optional guaranteed minimum accumulation benefit and guaranteed minimum withdrawal benefit rider, and



- offers a guaranteed lifetime withdrawal benefit rider with an adjustment for changes in the inflation rate.


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. It is a crime for anyone to tell you otherwise.




The Contract is not suitable for short-term investment. You may pay a deferred sales charge of up to 8% on early withdrawals. If you withdraw money before age 59 1/2, you may pay a 10% additional income tax. The Contract is not a bank deposit and is not federally insured.

You may return your Contract within ten days of receipt for a full refund of the Contract Value (or purchase payments, if required by law). Longer free look periods apply in some states. Your purchase payment will be allocated to the Subaccounts you have selected on the date we issue your Contract. To return your Contract, simply deliver or mail it to our office or to our representative who delivered the Contract to you. The date of the cancellation will be the date we receive your Contract.


You may obtain a Statement of Additional Information, dated May 1, 2007, from us free of charge by writing The Penn Mutual Life Insurance Company, Attn: SAI Request, Philadelphia, PA 19172 or by visiting our web site at www.pennmutual.com. Or, you can call us at (800) 523-0650. The Statement of Additional Information contains more information about the Contract. It is filed with the Securities and Exchange Commission (the "Commission") and we incorporate it by reference into this prospectus. The table of contents of the Statement of Additional Information is at the end of this prospectus.

The Commission maintains a web site (http://www.sec.gov) that contains this prospectus, the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.


Under the variable component of the Contract, you may direct us to invest your payments in one or more of the following underlying funds (the "Funds") through Penn Mutual Variable Annuity Account III (the "Separate Account").

Penn Series Funds, Inc.                                     Manager
   Money Market Fund                                        Independence Capital Management, Inc.
   Limited Maturity Bond Fund                               Independence Capital Management, Inc.
   Quality Bond Fund                                        Independence Capital Management, Inc.
   High Yield Bond Fund                                     T. Rowe Price Associates, Inc.
   Flexibly Managed Fund                                    T. Rowe Price Associates, Inc.
   Growth Stock Fund                                        T. Rowe Price Associates, Inc.
   Large Cap Value Fund                                     Lord, Abbett & Co. LLC
   Large Cap Growth Fund                                    ABN AMRO Asset Management, Inc.
   Index 500 Fund                                           Wells Capital Management Incorporated
   Mid Cap Growth Fund                                      Turner Investment Partners, Inc.
   Mid Cap Value Fund                                       Neuberger Berman Management Inc.
   Strategic Value Fund                                     Lord, Abbett & Co. LLC
   Small Cap Growth Fund                                    Bjurman, Barry & Associates
   Small Cap Value Fund                                     Goldman Sachs Asset Management, L.P.
   International Equity Fund                                Vontobel Asset Management, Inc.
   REIT Fund                                                Heitman Real Estate Securities LLC

Neuberger Berman Advisers Management Trust                  Manager
   Balanced Portfolio                                       Neuberger Berman Management Inc.

Fidelity Investments' Variable Insurance Products Fund      Manager
   Equity-Income Portfolio                                  Fidelity Management & Research Company
   Growth Portfolio                                         Fidelity Management & Research Company

Fidelity Investments' Variable Insurance Products Fund II   Manager
   Asset Manager Portfolio                                  Fidelity Management & Research Company

Van Kampen's The Universal Institutional Funds, Inc.        Manager
   Emerging Markets Equity (International) Portfolio        Van Kampen


A prospectus for each of these Funds accompanies this prospectus.

PROSPECTUS CONTENTS


GLOSSARY..................................................................     5

EXPENSES..................................................................     7

EXAMPLES OF FEES AND EXPENSES.............................................    10

CONDENSED FINANCIAL INFORMATION...........................................    10

FINANCIAL STATEMENTS......................................................    11

THE PENN MUTUAL LIFE INSURANCE COMPANY....................................    11

THE SEPARATE ACCOUNT......................................................    11
   Investment Options in the Separate Account.............................    11
      Penn Series Funds, Inc. ............................................    11
      Neuberger Berman Advisers Management Trust..........................    13
      Fidelity Investments' Variable Insurance Products Fund..............    13
      Fidelity Investments' Variable Insurance Products Fund II...........    13
      Van Kampen's The Universal Institutional Funds, Inc. ...............    13
   Voting Instructions....................................................    14
   Accumulation Units - Valuation.........................................    14

THE FIXED INTEREST ACCOUNTS ..............................................    14

THE CONTRACT..............................................................    14
   How Do I Purchase a Contract?..........................................    14
   What Types of Annuity Payments May I Choose?...........................    15
      Variable Annuity Payments ..........................................    16
      Fixed Annuity Payments  ............................................    16
      Other Information ..................................................    16
   What Are the Death Benefits Under My Contract?.........................    17
      Optional Guaranteed Minimum Death Benefit Riders ...................    17
      Optional Death Benefit Enhancement Riders...........................    18
      Estate Enhancement Death Benefit Rider .............................    19
      Choosing a Lump Sum or Annuity .....................................    20
   May I Transfer Money Among Subaccounts and the Fixed Interest
   Accounts?..............................................................    20
      Before the Annuity Date.............................................    20
      After the Annuity Date..............................................    21
      General Rules.......................................................    21
      Frequent Trading Risks..............................................    21
      Frequent Trading Policies...........................................    21
      Dollar Cost Averaging...............................................    22
      Automatic Rebalancing...............................................    22
   May I Withdraw Any of My Money?........................................    22
      Systematic Withdrawals..............................................    23
      403(b) Withdrawals..................................................    23
      Optional Guaranteed Minimum Accumulation Benefit Rider..............    23
      Optional Guaranteed Minimum Accumulation Benefit and Guaranteed
      Minimum Withdrawal Benefit Rider....................................    24
      Guaranteed Lifetime Withdrawal Benefit Rider........................    30
   Deferment of Payments and Transfers....................................    35
   What Charges Do I Pay?.................................................    35

      Administration Charges..............................................    35
      Mortality and Expense Risk Charge...................................    35
      Contingent Deferred Sales Charge....................................    36
      Free Withdrawals....................................................    36
      Contract Rider Charges..............................................    37
      Underlying Fund Charges.............................................    38
      Premium Taxes.......................................................    38

MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS........................    38
   General Information....................................................    38
   Loans Under Section 403(b) Contracts...................................    39

FEDERAL INCOME TAX CONSIDERATIONS.........................................    40
   Withdrawals and Death Benefits.........................................    40
   Annuity Payments.......................................................    40
   Early Withdrawals......................................................    40
   Transfers..............................................................    41
   Separate Account Diversification.......................................    41
   Qualified Plans........................................................    41
   Distribution Arrangements..............................................    42

STATEMENT OF ADDITIONAL INFORMATION CONTENTS..............................    44

APPENDIX A................................................................   A-1

GLOSSARY


We have included in this section additional explanation of certain words or terms used in this prospectus. These words or terms are capitalized throughout this prospectus.


     Accumulation Period: A period that begins with your first purchase payment and ends on the Annuity Date.

     Accumulation Unit: A unit of measure used to compute the Variable Account Value under the Contract prior to the Annuity Date.

     Administrative Office: A reference to our administrative office means The Penn Mutual Life Insurance Company, Administrative Office, 600 Dresher Road, Horsham, Pennsylvania 19044.

     Annuitant: The person during whose life annuity payments are made.

     Annuity Date: The date on which annuity payments start.

     Annuity Payout Period: The period of time, starting on the Annuity Date, during which we make annuity payments.

     Annuity Unit: A unit of measure used to calculate the amount of each variable annuity payment.

     Beneficiary: The person(s) named by the Contract Owner to receive the death benefit payable upon the death of the Contract Owner or Annuitant.


     Code: The Internal Revenue Code of 1986, as amended.



     Contract: The combination variable and fixed annuity contract described in this prospectus.


     Contract Owner: The person specified in the Contract as the Contract Owner.

     Contract Value: The sum of the Variable Account Value and the Fixed Account Value.

     Contract Year: Each twelve-month period following the contract date.


     Dollar Cost Averaging Accounts: The two fixed account options available under the Contract that are used in conjunction with our dollar cost averaging program. We offer a Six Month Dollar Cost Averaging Account and a Twelve Month Dollar Cost Averaging Account.



     Fixed Account Value: The value of amounts held under the Contract in all fixed interest accounts.


     Fund: An open-end management investment company registered with the Securities and Exchange Commission (commonly known as a "mutual fund") in which a Subaccount of a Separate Account invests all of its assets.

     Separate Account: Penn Mutual Variable Annuity Account III, a separate account of The Penn Mutual Life Insurance Company that is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

     Subaccount: A division of the Separate Account which holds shares of the Funds.


     Valuation Period: The period from one valuation of Separate Account assets to the next. Valuation is performed on each day the New York Stock Exchange is open for trading.


     Variable Account Value: The value of amounts held under the Contract in all Subaccounts of the Separate Account.

     We or Us: A reference to "we" or "us" denotes The Penn Mutual Life Insurance Company, also referred to in this prospectus as Penn Mutual or the Company.


     You: A reference to "you" denotes the Contract Owner or prospective Contract Owner.

EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer cash value between Subaccounts. State premium taxes may also be deducted.


Contract Owner Transaction Expenses
   Sales Load Imposed on Purchase Payments .........................................................   None
   Maximum Contingent Deferred Sales Charge ........................      8% of purchase payments withdrawn(a)
   Transfer Fee.....................................................................................   None

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Maximum Annual Contract Administration Charge ......................................................    $40(b)
Separate Account Annual Expenses (as a percentage of Variable Account Value)
   Mortality and Expense Risk Charge ...............................................................   1.30%
   Contract Administration Charge ..................................................................   0.15%
                                                                                                       ----
Total Separate Account Annual Expenses (without riders) ............................................   1.45%
Contract Rider Charges (Optional)
   Enhanced Guaranteed Minimum Step-Up Death Benefit Rider .........................................   0.25%(c) (d)
   Enhanced Guaranteed Minimum Rising-Floor Death Benefit Rider ....................................   0.35%
   Estate Enhancement Death Benefit Rider (for Annuitants Age 60 and Under) ........................   0.20%(e)
   Estate Enhancement Death Benefit Rider (for Annuitants Age 61 to 70).............................   0.30%(f)
   Estate Enhancement Death Benefit Rider (for Annuitants Ages 71 to 80) ...........................   0.60%(g)
   Guaranteed Minimum Accumulation Benefit Rider....................................................   1.00%(h)
   Guaranteed Minimum Accumulation Benefit and Guaranteed Minimum Withdrawal
      Benefit Rider (for Annuitants Ages 35 to 80) .................................................   1.00%(i)
   Guaranteed Lifetime Withdrawal Benefit Rider ....................................................   1.25%(j)
Total Separate Account Annual Expenses, Including Maximum Charges for Contract
   Riders (as a percentage of Variable Account Value) ...............................................  3.05%(k)



                                               Monthly Charge Per $1,000 Benefit
                                               ---------------------------------
                                                      Minimum   Maximum
                                                      -------   -------
Optional Death Benefit Enhancement Riders(l)           $0.208   $17.292


The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.


Total Annual Fund Operating Expenses                  Minimum   Maximum
------------------------------------                  -------   -------
(expenses that are deducted from Fund
   assets, including management fees and
   other expenses)..........................           0.37%(m) 1.63%(n)


----------
(a) The charge decreases each year to zero in the fifth contract year as follows: first contract year - 8%; second contract year - 7%; third contract year - 6%; fourth contract year - 5%; fifth contract year and thereafter - 0%. See What Charges Do I Pay? in this prospectus.

(b) You pay $40 or 2% of the Variable Account Value, whichever is less. You do not pay this charge if your Variable Account Value is more than $100,000.

(c) The current annual charge for this rider is 0.20% and may not be increased beyond the maximum of 0.25%.


(d)  This rider is not available on Contracts issued after November 1, 2002.



(e) The current annual charge for this rider is 0.15% and may not be increased beyond the maximum of 0.20%.



(f) The current annual charge for this rider is 0.25% and may not be increased beyond the maximum of 0.30%.



(g) The current annual charge for this rider is 0.55% and may not be increased beyond the maximum of 0.60%.



(h) The current annual charge for this rider is 0.50% and may not be increased beyond the maximum of 1.00%.



(i) The current annual charge for this rider is 0.65% and for a single life guarantee and 0.85% for a joint life guarantee and neither may be increased beyond the maximum of 1.00%.



(j) The current annual charge for this rider is 0.65% for a single life guarantee and 0.85% for a joint life guarantee and neither may be increased beyond the maximum of 1.25%.



(k) This is the total of the maximum total Separate Account Annual Expenses that may be charged with all available riders attached. Your total current charges will be between 1.45% and 3.05%, depending on whether you choose optional riders and which rider(s) you choose to purchase. You may purchase only one of the enhanced guaranteed minimum death benefit riders.



(l) A Contract Owner may elect one of two Optional Death Benefit Enhancement Riders. The charge for a rider depends on the attained age of the Annuitant and on the amount of the Death Benefit Enhancement. It will be assessed on a pro rata basis on the Subaccounts of the Separate Account. See What Charges Do I Pay? in this prospectus.



(m) The minimum total operating expenses of the Funds for the most recent fiscal year was less than the amount shown above because the Administrative and Corporate Services Agent (the "Agent") voluntarily waived a portion of its fees and/or reimbursed expenses to keep the Index 500 Fund's total operating expenses at 0.35%. The Agent may change or eliminate all or part of this voluntary waiver at any time.



(n) After a voluntary waiver by the adviser of a portion of its fee, which would have otherwise been payable by the Fund, the maximum total operating expenses of the Emerging Markets Equity (International) Fund was 1.62%. The adviser may terminate this voluntary waiver at any time at its sole discretion.


Penn Series Funds, Inc.
Underlying Fund Annual Expenses (as a % of portfolio average net assets)


                                                              Total                   Net
                                     Management     Other      Fund       Fee        Fund
                                        Fees      Expenses   Expenses   Waivers    Expenses
                                     ----------   --------   --------   -------    --------
Money Market......................      0.20%       0.30%      0.50%     0.00%      0.50%
Limited Maturity Bond.............      0.30%       0.32%      0.62%     0.00%      0.62%
Quality Bond......................      0.33%       0.28%      0.61%     0.00%      0.61%
High Yield Bond...................      0.50%       0.35%      0.85%     0.00%      0.85%
Flexibly Managed..................      0.60%       0.24%      0.84%     0.00%      0.84%(1)
Growth Stock......................      0.64%       0.33%      0.97%     0.00%      0.97%(1)
Large Cap Value...................      0.60%       0.28%      0.88%     0.00%      0.88%(1)
Large Cap Growth..................      0.55%       0.33%      0.88%     0.00%      0.88%(1)
Index 500.........................      0.07%       0.30%      0.37%     0.00%      0.37%(3)
Mid Cap Growth....................      0.70%       0.32%      1.02%     0.02%(2)   1.00%(1)
Mid Cap Value.....................      0.55%       0.29%      0.84%     0.00%      0.84%(1)
Strategic Value...................      0.72%       0.35%      1.07%     0.00%      1.07%(1)
Small Cap Growth..................      0.73%       0.29%      1.02%     0.00%      1.02%(1)
Small Cap Value...................      0.85%       0.29%      1.14%     0.00%      1.14%
International Equity..............      0.85%       0.35%      1.20%     0.00%      1.20%(1)
REIT..............................      0.70%       0.30%      1.00%     0.00%      1.00%



----------
These expenses are for the fiscal year ended December 31, 2006.


(1) Certain sub-advisers have directed certain portfolio trades to a broker. A portion of the commissions paid to that broker has been recaptured by the Funds. The total expenses for the Funds after the recapture were:


Flexibly Managed                                    0.83%
Growth Stock                                        0.96%
Large Cap Value                                     0.87%
Large Cap Growth                                    0.86%
Mid Cap Growth                                      0.96%
Mid Cap Value                                       0.81%
Strategic Value                                     1.06%
Small Cap Growth                                    1.02%
International Equity                                1.19%


(2) The Agent has contractually agreed to waive its fees and/or reimburse expenses, so long as it serves as the Agent to the Fund, to the extent necessary to keep operating expenses from exceeding 1.00% of average daily net assets per year. This agreement continues indefinitely so long as it is approved at least annually by the Board of Directors of the Fund, including a majority of the Directors who are not "interested persons" of the Fund.

(3) The Fund's actual total operating expenses for the most recent fiscal year were less than the amount shown above because the Agent voluntarily waived a portion of its fees and/or reimbursed expenses to keep total operating expenses at 0.35%. The Agent may change or eliminate all or part of this voluntary waiver at any time.

Neuberger Berman Advisers Management Trust (a)
Underlying Fund Annual Expenses (as a % of portfolio average net assets)


                                              Management                    Total Fund
                                                 Fee       Other Expenses    Expenses
                                              ----------   --------------   ----------
Balanced...................................      0.55%          0.64%          1.19%



----------
(a) These expenses are for the fiscal year ended December 31, 2006. Some of the brokerage commissions paid by the fund reduced the expenses shown in this table. With these reductions, net total expenses were 1.18%.


Fidelity Investments' Variable Insurance Products Fund (a)
Underlying Fund Annual Expenses (as a % of portfolio average net assets)


                                              Management                    Total Fund
                                                 Fee       Other Expenses    Expenses
                                              ----------   --------------   ----------
Equity-Income..............................      0.47%          0.10%          0.57%
Growth.....................................      0.57%          0.11%          0.68%



----------
(a) These expenses are for the fiscal year ended December 31, 2006. Some of the brokerage commissions paid by the funds reduced the expenses shown in this table. With these reductions, net total expenses were 0.56% for the Equity-Income Portfolio and 0.67% for the Growth Portfolio.


Fidelity Investments' Variable Insurance Products Fund II (a)
Underlying Fund Annual Expenses (as a % of portfolio average net assets)


                                              Management                    Total Fund
                                                 Fee       Other Expenses    Expenses
                                              ----------   --------------   ----------
Asset Manager..............................      0.52%          0.13%          0.65%



----------
(a) These expenses are for the fiscal year ended December 31, 2006. Some of the brokerage commissions paid by the fund reduced the expenses shown in this table. With these reductions, net total expenses were 0.63%.


Van Kampen's The Universal Institutional Funds, Inc. (a)
Underlying Fund Annual Expenses (as a % of portfolio average net assets)


                                              Management                    Total Fund
                                                 Fee       Other Expenses    Expenses
                                              ----------   --------------   ----------
Emerging Markets Equity (International)....      1.23%          0.40%        1.63%(b)



----------
(a)  These expenses are for the fiscal year ended December 31, 2006.



(b) The total expenses for the Emerging Markets Equity (International) Fund after a voluntary fee waiver of 0.01% by the Fund's adviser were 1.62%. The adviser may terminate this voluntary waiver at any time at its sole discretion.


     Please review these tables carefully. They show the expenses that you pay directly and indirectly when you purchase a Contract. Your expenses include Contract expenses and the expenses of the Funds that you select. See the prospectuses of Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Van Kampen's The Universal Institutional Funds, Inc. for additional information on Fund expenses.

     You also may pay premium taxes. These tables and the examples that follow do not show the effect of premium taxes. See What Charges Do I Pay? in this prospectus.

EXAMPLES OF FEES AND EXPENSES

     This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Fund fees and expenses, net of contractual waivers, if any.

     The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:




          (1) If you surrender your Contract at the end of the applicable time period and have purchased riders with maximum charges*:


                                               One      Three    Five     Ten
                                               Year     Years    Years   Years
                                              ------   ------   ------   ------
Assuming Maximum Total Annual Fund Expenses   $1,191   $1,956   $2,358   $4,751
Assuming Minimum Total Annual Fund Expenses   $1,077   $1,619   $1,778   $3,699


          (2) If you do not surrender your Contract or if you annuitize at the end of the applicable time period and you have purchased riders with maximum charges*:


                                               One    Three     Five    Ten
                                              Year    Years    Years   Years
                                              ----   ------   ------   ------
Assuming Maximum Total Annual Fund Expenses   $469   $1,410   $2,358   $4,751
Assuming Minimum Total Annual Fund Expenses   $345   $1,050   $1,778   $3,699



          (3) If you surrender your Contract at the end of the applicable time period and have not purchased any riders:



                                                One     Three    Five      Ten
                                               Year     Years    Years    Years
                                              ------   ------   ------   ------
Assuming Maximum Total Annual Fund Expenses   $1,046   $1,526   $1,615   $3,389
Assuming Minimum Total Annual Fund Expenses   $  930   $1,171   $  985   $2,135



          (4) If you do not surrender your Contract or if you annuitize at the end of the applicable time period and you have not purchased any riders:



                                               One   Three     Five     Ten
                                              Year   Years    Years    Years
                                              ----   -----   ------   ------
Assuming Maximum Total Annual Fund Expenses   $311    $951   $1,615   $3,389
Assuming Minimum Total Annual Fund Expenses   $185    $572   $  985   $2,135


* The examples do not reflect charges for any Optional Death Benefit Enhancement Rider because the examples assume a 5% rate of return. There is no charge for either Optional Death Benefit Enhancement Rider for any month if cumulative prior performance has been positive and there is no Death Benefit Enhancement payable.

CONDENSED FINANCIAL INFORMATION

     Appendix A to this prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Subaccounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are included in the Statement of Additional Information.

FINANCIAL STATEMENTS



     The financial statements of the Separate Account and the consolidated financial statements of the Company appear in the Statement of Additional Information. The consolidated financial statements of the Company should be considered only as bearing upon the Company's ability to meet its obligations under the Contracts.


THE PENN MUTUAL LIFE INSURANCE COMPANY

     Penn Mutual is a Pennsylvania mutual life insurance company chartered in 1847. We are located at 600 Dresher Road, Horsham, PA 19044. Our mailing address is Philadelphia, PA 19172. We issue and are liable for all benefits and payments under the Contract.

THE SEPARATE ACCOUNT


     Penn Mutual established Penn Mutual Variable Annuity Account III (the "Separate Account") on April 13, 1982. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust and is a "separate account" within the meaning of the federal securities laws. The Separate Account is divided into Subaccounts that invest in shares of different mutual funds.



     - The income, gains and losses, whether or not realized, of Penn Mutual do not have any effect on the income, gains or losses of the Separate Account or any Subaccount.


     - The Separate Account and its Subaccounts are not responsible for the liabilities of any other business of Penn Mutual.


     The financial statements of the Subaccounts of the Separate Account for the year ended December 31, 2006 are included in the Statement of Additional Information referred to on the cover page of this prospectus.


Investment Options in the Separate Account

     The Separate Account currently has Subaccounts that invest in the following
Funds:

Penn Series Funds, Inc.:

     Money Market Fund -- seeks to preserve capital, maintain liquidity and achieve the highest possible level of current income consistent with these objectives, by investing in high quality money market instruments; an investment in the Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

     Limited Maturity Bond Fund -- seeks highest available current income consistent with liquidity and low risk to principal through investment primarily in marketable investment grade debt securities; total return is secondary.

     Quality Bond Fund -- seeks the highest income over the long term consistent with the preservation of principal through investment primarily in marketable investment grade debt securities.

     High Yield Bond Fund -- seeks high current income by investing primarily in a diversified portfolio of long term high-yield/high-risk fixed income securities in the medium to lower quality ranges; capital appreciation is a secondary objective; high-yield/high-risk fixed income securities, which are commonly referred to as "junk" bonds, generally involve greater risks of loss of income and principal than higher rated securities.

     Flexibly Managed Fund -- seeks to maximize total return (capital appreciation and income) by investing in common stocks, other equity securities, corporate debt securities, and/or short term reserves, in proportions considered appropriate in light of the availability of attractively valued individual securities and current and expected economic and market conditions.

     Growth Stock Fund -- seeks long term growth of capital and increase of future income by investing primarily in common stocks of well established growth companies.

     Large Cap Value Fund -- seeks to maximize total return (capital appreciation and income) primarily by investing in equity securities of companies believed to be undervalued.

     Large Cap Growth Fund -- seeks to achieve long-term growth of capital (capital appreciation) by investing in equity securities of large capitalization growth companies with above-average growth potential.

     Index 500 Fund -- seeks to match the total return of the S&P 500 while keeping expenses low. The S&P 500 is an index of 500 common stocks, most of which trade on the New York Stock Exchange; "S&P 500 Index" and "500" are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by Penn Series Funds, Inc.; the Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

     Mid Cap Growth Fund -- seeks to maximize capital appreciation by investing primarily in common stocks of mid-cap U.S. companies with market capitalizations in the range of those companies included in the Russell Mid Cap Index that have strong earnings growth potential.

     Mid Cap Value Fund -- seeks to achieve growth of capital by investing primarily in mid-cap U.S. companies with market capitalizations in the range of those companies included in the Russell Mid Cap Index that are undervalued.

     Strategic Value Fund -- seeks to achieve growth of capital by investing in equity securities of mid-cap companies with market capitalizations in the range of those companies included in the Russell Mid Cap Index; the Fund seeks to invest in well-managed companies whose stock prices are undervalued.

     Small Cap Growth Fund -- seeks capital appreciation by investing primarily in common stocks of emerging growth companies with above-average growth prospects.

     Small Cap Value Fund -- seeks capital appreciation through investment in a diversified portfolio of securities consisting primarily of equity securities of companies with market capitalizations in the range of those companies included in the Russell 2000 Value Index.

     International Equity Fund -- seeks to maximize capital appreciation by investing in a carefully selected diversified portfolio consisting primarily of equity securities; the investments will consist principally of equity securities of European and Pacific Basin countries.

     REIT Fund -- seeks to achieve a high total return consistent with reasonable investment risk by investing in equity securities of real estate investment trusts.

     Independence Capital Management, Inc., Horsham, Pennsylvania is investment adviser to each of the Funds and a wholly owned subsidiary of Penn Mutual. ABN AMRO Asset Management, Inc., Chicago, Illinois, is investment sub-adviser to the Large Cap Growth Fund. T. Rowe Price Associates, Baltimore, Maryland, is investment sub-adviser to the Flexibly Managed, Growth Stock and High Yield Bond Funds. Wells Capital Management Incorporated, San Francisco, California, is investment sub-adviser to the Index 500 Fund. Turner Investment Partners, Inc., Berwyn, Pennsylvania is sub-adviser to the Mid Cap Growth Fund. Neuberger Berman Management Inc., New York, New York, is investment sub-adviser to the Mid Cap Value Fund. Lord, Abbett & Co., Jersey City, New Jersey, is investment sub-adviser to the Strategic Value and Large Cap Value Funds. Goldman Sachs Asset Management, L.P., New York, New York, is investment sub-adviser to the Small Cap Value Fund. Vontobel Asset Management, Inc., New York, New York, is investment sub-adviser to the International Equity Fund. Heitman Real Estate Securities LLC, Chicago, Illinois, is investment sub-adviser to the REIT Fund. Bjurman, Barry & Associates, Los Angeles, California, is investment sub-adviser to the Small Cap Growth Fund.

Neuberger Berman Advisers Management Trust:

     Balanced Portfolio -- seeks long-term capital growth and reasonable current income without undue risk to principal through investment of a portion of its assets in common stock and a portion in debt securities.

     Neuberger Berman Management Inc., New York, New York, is investment adviser to the Balanced Portfolio.

Fidelity Investments' Variable Insurance Products Fund:

     Equity-Income Portfolio -- seeks reasonable income by investing primarily in income-producing equity securities; in choosing these securities, the Fund will also consider the potential for capital appreciation; the Fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.


     Growth Portfolio -- seeks to achieve capital appreciation; the Fund normally purchases common stocks, although its investments are not restricted to any one type of security; capital appreciation may also be found in other types of securities, including bonds and preferred stocks.


     Fidelity Management & Research Company, Boston, Massachusetts, is investment adviser to the Equity-Income Portfolio and the Growth Portfolio.

Fidelity Investments' Variable Insurance Products Fund II:

     Asset Manager Portfolio -- seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income investments.

     Fidelity Management & Research Company, Boston, Massachusetts, is investment adviser to the Asset Manager Portfolio.

Van Kampen's The Universal Institutional Funds, Inc.:


     Emerging Markets Equity (International) Portfolio -- seeks long term capital appreciation by investing primarily in equity securities of emerging market country issuers. The Fund will focus on economies that are developing strongly and in which the markets are becoming more sophisticated.


     Morgan Stanley Investment Management Inc., New York, New York, doing business as Van Kampen, is investment adviser to the Emerging Markets Equity (International) Portfolio.


     Shares of Penn Series are sold to other variable life and variable annuity separate accounts of Penn Mutual and its subsidiary, The Penn Insurance and Annuity Company. Shares of Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund and Variable Insurance Products Fund II and Van Kampen's The Universal Institutional Funds, Inc. are offered not only to variable annuity and variable life separate accounts of Penn Mutual, but also to such accounts of other insurance companies unaffiliated with Penn Mutual and, in the case of Neuberger Berman Advisers Management Trust and Van Kampen's The Universal Institutional Funds, Inc., directly to qualified pension and retirement plans. For more information on the possible conflicts involved when the Separate Account invests in Funds offered to other separate accounts, see the Fund prospectuses and statements of additional information.


Read the prospectuses of these Funds carefully before investing. You may obtain copies of the prospectuses which contain additional information about the Funds including their investment objectives and policies and expenses, without charge, by writing to The Penn Mutual Life Insurance Company, Customer Service Group - H3F, Philadelphia, PA 19172. Or, you may call, toll free, 800-548-1119.

Voting Instructions



     You have the right to tell us how to vote proxies for the Fund shares in which your purchase payments are invested. If the law changes and permits us to vote the Fund shares, we may do so.



     If you are a Contract Owner, we determine the number of full and fractional Fund shares that you may vote by dividing your interest in a Subaccount by the net asset value per share of the Fund. If you are receiving annuity payments, we determine the number of full and fractional Fund shares that you may vote by dividing the reserve allocated to the Subaccount by the net asset value per share of the Fund. We may change these procedures whenever we are required or permitted to do so by law.


Accumulation Units - Valuation


     Your assets in the Separate Account are held as Accumulation Units of the Subaccounts that you select. We value Accumulation Units as of the close of regular trading on the New York Stock Exchange ("NYSE") (generally, 4:00 p.m.
ET). When you invest in, withdraw from or transfer money to a Subaccount, you receive the Accumulation Unit value next computed after we receive and accept your purchase payment or your withdrawal or transfer request at our Administrative Office. Allocation, withdrawal and transfer instructions received from you or the agent of record (pursuant to your instruction) at our Administrative Office after the close of regular trading on the NYSE will be valued based on the Accumulation Unit value computed as of the close of regular trading on the next NYSE business day. In the case of your first purchase payment, you receive the price next computed after we accept your application to purchase a Contract.


     The value of an Accumulation Unit is $10 when a Subaccount begins operation. The value of an Accumulation Unit may vary, and is determined by multiplying its last computed value by the net investment factor for the Subaccount for the current Valuation Period. The net investment factor measures
(1) investment performance of Fund shares held in the Subaccount, (2) any taxes on income or gains from investments held in the Subaccount and (3) the mortality and expense risk charge at an annual rate of 1.30% and contract administration charge at an annual rate of 0.15% assessed against the Subaccount.











THE FIXED INTEREST ACCOUNTS



     The fixed interest accounts are part of the Company's general investment account. Interests in the fixed interest accounts are not registered under the Securities Act of 1933 and the general account is not registered as an investment company under the Investment Company Act of 1940. This prospectus generally discusses only the variable portion of the Contract. The staff of the Commission has not reviewed the disclosure in this prospectus relating to the fixed interest accounts. Disclosure regarding the fixed interest accounts, however, may be subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this prospectus. See MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS.


THE CONTRACT

     An individual variable and fixed annuity contract may be an attractive long-term investment vehicle for many people. Our Contract allows you to invest in:

     - the Separate Account, through which you may invest in one or more of the available Funds. See THE SEPARATE ACCOUNT in this prospectus.

     - the fixed interest accounts. The fixed interest accounts are guaranteed and funded by Penn Mutual through its general account. See THE FIXED INTEREST ACCOUNTS and MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS in this prospectus.

     You decide, within Contract limits,

     -    how often you make a purchase payment and how much you invest;

     - the Subaccounts and/or the fixed interest accounts in which your purchase payments are invested;

     - whether or not to transfer money among the available Subaccounts and fixed interest accounts;

     -    the type of annuity that we pay and who receives it;

     -    the Beneficiary or Beneficiaries to whom we pay death benefits; and

     -    the amount and frequency of withdrawals from the Contract Value.

     Your Contract has

     - an Accumulation Period, during which you make one or more purchase payments and we invest your payments as you tell us; and

     - an Annuity Payout Period, during which we make annuity payments to you. Your Annuity Payout Period begins on your Annuity Date.


     We may amend your Contract at any time to comply with legal requirements. State law may require us to obtain your approval for any Contract amendment. We may, with any required approval of the Securities and Exchange Commission and the governing state insurance department, substitute another mutual fund for any of the Funds currently available. We will notify you of any material contract amendment and mutual fund substitutions.


     The Contract is available to individuals and institutions. The Contracts also may be issued as individual retirement annuities under section 408(b) of the Internal Revenue Code of 1986, as amended, (the "Code") in connection with IRA rollovers and as tax-deferred annuities under Section 403(b) of the Code (often referred to as qualified contracts).

     You may contact us by writing The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172. Or, you may call (800) 523-0650.

How Do I Purchase a Contract?


     Our representative will assist you in completing an application and sending it, together with a check for your first purchase payment, to our Administrative Office. All subsequent purchase payments should be sent as follows: 1) checks sent by mail: The Penn Mutual Life Insurance Company, Payment Processing Center, P.O. Box 9773, Providence, RI 02940-9773, and 2) checks sent by overnight delivery: The Penn Mutual Life Insurance Company, Payment Processing Center, 101 Sabin Street, Pawtucket, RI 02860. We usually accept an application to purchase a Contract within two business days after we receive it at our Administrative Office. If you send us an incomplete application, we will return your purchase payment to you within five business days unless you ask us to keep it while you complete the application. We hold your initial purchase payment in a non-interest bearing account until it is applied to your Contract or returned to you.



     The minimum initial purchase payment that we will accept is $10,000, with subsequent purchase payments of $1,000, although we may decide to accept lower amounts. The Contract form describes a total purchase payment maximum of $2 million. Currently, we will accept total purchase payments under your Contract of up to $5 million. You must obtain our prior approval to make total purchase payments in excess of $5 million.

     What Types of Annuity Payments May I Choose?

     You may choose from the following options:

     - An annuity for a set number of years - Annuity payments will continue for a specified number of years, which may not be for less than 5 nor more than 30;

     - A life annuity - Annuity payments will continue until the Annuitant's death;

     - A life annuity with payments guaranteed for 10 or 20 years - Annuity payments will continue until the Annuitant's death with payments for 10 or 20 years guaranteed regardless of when the Annuitant dies;

     - A joint and survivor life annuity - Annuity payments will continue until the death of the surviving joint Annuitant; or

     -    Any other form of annuity that we and you may agree upon.

     You may choose a variable annuity (except for the set number of years option), a fixed annuity, or a combination of both. You may choose a person other than yourself to be the Annuitant. The shorter the expected length of the Annuity Payout Period, the larger each payment will be. Payments under all options will be made to or at the direction of the Contract Owner and may be elected as early as the date the Contract is purchased.

     Variable Annuity Payments. The size of your variable annuity payments will vary depending upon the performance of the Subaccounts that you choose for the Annuity Payout Period. Your payments also will depend on the size of your investment, the type of annuity you choose, the expected length of the annuity period, frequency with which you receive payments, and the annuity purchase rates and charges in your Contract. Currently, during the Annuity Payout Period, your variable annuity may not be allocated to more than four Subaccounts (three if you also choose a portion as a fixed annuity). In addition, you may not select other Subaccounts after the Annuity Date.

     When you purchase a variable annuity, you will pick an assumed interest rate of 3% or 5%. If the annual net investment return during the Annuity Payout Period is greater than the assumed rate, your annuity payments will increase. If the annual net investment return is less, your payments will decrease. Choosing a higher assumed interest rate would mean a higher first annuity payment but more slowly rising or more rapidly falling subsequent payments. Choosing a lower assumed interest rate would have the opposite effect.

     During the Variable Annuity Payout Period, you (or your Beneficiary in the event of death) may transfer your Annuity Unit values among the Subaccounts of the Separate Account that you choose on the Annuity Date.

     Fixed Annuity Payments. The size of your fixed annuity payments will not change. The size of these payments is determined by a number of factors, including the size of your investment, the form of annuity chosen, the expected length of the annuity period, and a guaranteed 3% rate of return.

     Other Information. Unless you tell us otherwise:

     - you will receive a life annuity with payments guaranteed for 10 years (except if your Contract is issued under Section 403(b) of the Code you will receive a joint and survivor annuity).

     - the annuity will be split between fixed and variable accounts in the same proportions as your Contract Value on the Annuity Date. If your Contract Value is allocated to more than four Subaccounts (three, if there is Fixed Account Value under your Contract on the Annuity Date), the variable portion will be allocated to the Money Market Subaccount until you give us instructions to allocate it to not more than four Subaccounts (or three Subaccounts, whichever is applicable).

     - your annuity payments will begin on the later of (1) the first day of the next month after the Annuitant's 95th birthday or (2) 10 years after the contract date, unless state law requires an earlier Annuity Date. The Annuity Date under the Contract must be on the first day of a month.


     You may change the Annuity Date or your annuity option by giving us written notice at our Administrative Office at least 30 days prior to the current Annuity Date. If your Contract Value is less than $5,000 ($2,000 for Contracts sold in New York), we may pay you in a lump sum. We usually make annuity payments monthly, starting with the Annuity Date, but we will pay you quarterly, semiannually or annually, if you prefer. The less frequently we make payments, the larger each payment will be. If necessary, we will adjust the frequency of your payments so that payments are at least $50 each ($20 for Contracts sold in New York). For information on the tax treatment of annuity payments, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.


What Are the Death Benefits Under My Contract?

     You may designate a Beneficiary in your application. If you fail to designate a Beneficiary, your Beneficiary will be your estate.

     You may change the Beneficiary at any time before your death or the death of the Annuitant, whichever occurs first.


     If you die before the Annuity Date and you are not the Annuitant, we will pay your Beneficiary the Contract Value as of the date our Administrative Office receives proof of death, i.e., a death certificate or other official document establishing death, and other information required to process the payment. If you are the Annuitant, we will pay your Beneficiary the death benefit described in the next paragraph.


     For Contracts issued on and after August 11, 2003, if the Annuitant dies before the Annuity Date, we will pay a death benefit equal to the sum of the Separate Account death benefit and the Fixed Interest Account death benefit as of the date we receive proof of death and other information required to process the payment. The Fixed Account death benefit is the Fixed Account Value. The Separate Account death benefit is the greater of: (1) the Variable Account Value; or (2) all purchase payments allocated and transfers made to the Separate Account, less adjusted partial withdrawals and transfers. "Adjusted partial withdrawals and transfers" means the amount of each partial withdrawal from or transfer out of the Separate Account, multiplied by the amount of the Separate Account death benefit just before the partial withdrawal or transfer, divided by your Variable Account Value just before the partial withdrawal or transfer. If you make a partial withdrawal or transfer at a time when the amount of your Separate Account death benefit is greater than your Variable Account Value, then your Separate Account death benefit amount will be reduced by an amount greater than the amount withdrawn or transferred.

     We generally pay the death benefit within seven days after we receive proof of death and all required information.


     Optional Guaranteed Minimum Death Benefit Riders. The guaranteed minimum death benefit riders described in the next two paragraphs are not available on Contracts issued after November 1, 2002.



     Guaranteed Minimum Step-Up Death Benefit Rider. The minimum death benefit will be paid if the Annuitant is 80 years of age or less at the time of death. The minimum death benefit is the highest Variable Account Value on the current or prior contract anniversary dates, adjusted as follows. For purposes of this death benefit rider only, the Variable Account Value on an anniversary date will be adjusted upward by the amount of any purchase payments allocated and transfers made to the Separate Account after the anniversary date, and before the next anniversary date, and adjusted downward by an amount that is in the same proportion that the amount withdrawn or transferred from the Separate Account (including any contingent deferred sales charge) after the anniversary date and before the next anniversary date was to the Variable Account Value on the date of the withdrawal or transfer.



     Guaranteed Minimum Rising-Floor Death Benefit Rider. The minimum death benefit will be paid if the Annuitant is 80 years of age or less at the time of death. The minimum death benefit is the sum of all purchase payments allocated and transfers made to the Separate Account, minus a reduction for any withdrawals or transfers made from the Separate Account (as described below), plus interest at 5%. Interest is calculated for the period amounts are held in the Separate Account, but not for any period after the Annuitant attains 80 years of age. If a withdrawal or transfer is made from the Separate Account prior to death, the guaranteed minimum death benefit will be reduced by an amount that is in the same proportion that the amount withdrawn or transferred from the Separate Account (including any contingent deferred sales charge) was to the Variable Account Value on the date of the withdrawal or transfer. The benefit may not exceed two times the purchase payments and transfers allocated to the Separate Account, less withdrawals and transfers out.



     A guaranteed minimum death benefit rider will terminate if you withdraw or transfer the full Variable Account Value from your Contract. For information on the cost of the guaranteed minimum death benefit riders, see What Charges Do I Pay? in this prospectus.



     Optional Death Benefit Enhancement Riders. If the Annuitant is age 75 or less, you may purchase a death benefit enhancement rider as part of your Contract at the time we issue the Contract. If you purchase a death benefit enhancement rider, we will pay your Beneficiary(ies), upon the Annuitant's death, a Death Benefit Enhancement, as described below, in addition to any other death benefit payment under the Contract. A death benefit enhancement rider provides a benefit when (1) cumulative prior performance has been negative such that the Minimum Death Benefit Amount (defined below) exceeds the Variable Account Value, as determined on the first day of a calendar month, and (2) the Annuitant dies during that month.



     The guaranteed minimum death benefit enhancement riders described in the following paragraphs apply to Contracts issued after November 1, 2002.



     We offer two different death benefit enhancement riders: the Rising Floor Plus Death Benefit Enhancement Rider and the Step-Up Plus Death Benefit Enhancement Rider. You may purchase only one of these riders at the time you purchase your Contract. Neither rider may be purchased in combination with any other riders described in this prospectus, except for Contract Owners who purchased either of the riders prior to May 1, 2007, who may purchase the Optional Guaranteed Minimum Accumulation Benefit Rider described below. The Death Benefit Enhancement from either of these riders is limited to $1 million.


     Rising Floor Plus Death Benefit Enhancement Rider. If you purchase this rider, the Death Benefit Enhancement is determined on the first day of each calendar month following the contract date and remains level during that month. The Death Benefit Enhancement for any month is the Minimum Death Benefit Amount as of the first day of that month minus the greater of (a) the Variable Account Value as of the first day of that month; or (b) the sum of the purchase payments paid into the Separate Account less any withdrawals from the Separate Account.

     On the first day of the calendar month following the contract date, the Minimum Death Benefit Amount equals purchase payments paid into the Separate Account minus withdrawals taken from the Separate Account.

     On the first day of subsequent calendar months, the Minimum Death Benefit Amount is determined by taking (a) plus (b) minus (c) where:


     (a) is the Minimum Death Benefit Amount as of the first day of the prior calendar month plus an interest adjustment at an effective annual rate of 5% applied until the Annuitant reaches age 80;



     (b) is purchase payments paid into the Separate Account during the prior calendar month; and


     (c) is an adjustment for withdrawals taken from the Separate Account during the prior calendar month. The adjustment is the greater of (1) the amount of the withdrawal or (2) the Minimum Death Benefit Amount immediately prior to the withdrawal divided by the Variable Account Value as of the day of the withdrawal multiplied by the amount of the withdrawal.


     Step-Up Plus Death Benefit Enhancement Rider. If you purchase this rider, the Death Benefit Enhancement is determined on the first day of the calendar month following each contract anniversary until the Annuitant reaches age 80 and adjusted on the first day of each calendar month following any purchase payment or withdrawal. The Death Benefit Enhancement is the Minimum Death Benefit Amount as of the first day of that month minus the greater of (a) the Variable Account Value as of the first day of that month or (b) the sum of the purchase payments paid into the Separate Account less any withdrawals from the Separate Account.



     On the first day of the calendar month following the first contract anniversary, the Minimum Death Benefit Amount is equal to the Variable Account Value on the first contract anniversary.



     On the first day of the calendar month following the second and subsequent contract anniversaries, the Minimum Death Benefit Amount is equal to the greater of:


     (1) the Minimum Death Benefit Amount as of the first day of the prior calendar month adjusted for any purchase payments to or withdrawals from the Separate Account in the prior calendar month; or


     (2) the Variable Account Value on the current contract anniversary.



     Estate Enhancement Death Benefit Rider. You may purchase an estate enhancement death benefit rider with your Contract at the time the Contract is issued. If you purchase the rider and the Annuitant dies before the Annuity Date, we will pay the estate enhancement death benefit to the Beneficiary as of the date we receive due proof of death and other information required to process the payment. This rider may not be purchased in combination with any other rider described in this prospectus, except for Contract Owners who purchased the rider prior to May 1, 2007, who may purchase the Optional Guaranteed Minimum Accumulation Benefit Rider described below.



     The amount of the estate enhancement death benefit will be a percentage of the sum of the Fixed Account Value, the Variable Account Value and all withdrawals from the Contract, less all purchase payments, subject to a limit as specified in the Contract. The percentage is 40% if the Annuitant is age 60 or less at date of issue of the Contract, 35% if between ages 61 and 70, and 30% if between ages 71 and 80. The limit is $1,000 for every $1,000 of total purchase payments net of withdrawals if the Annuitant is age 60 or less at date of issue of the Contract, $600 for every $1,000 of total purchase payments net of withdrawals if the Annuitant is between ages 61 and 70 at date of issue of the Contract, and $400 for every $1,000 of total purchase payments net of withdrawals if the Annuitant is between ages 71 and 80 at date of issue of the Contract. If the purchase payments exceed the sum of Fixed Account Value, the Variable Account Value and all withdrawals from the Contract, no estate enhancement death benefit will be paid.


     Example 1. Assume an individual purchases the Contract with Annuitant age 65 and with the estate enhancement death benefit attached. Assume further that $100,000 of purchase payments and $20,000 of withdrawals have been made, and that when the Annuitant dies the Variable Account Value is $90,000 and the Fixed Account Value is $30,000. The benefit amount would be $14,000, which is 35% of $40,000 (the sum of the Variable Account Value ($90,000), the Fixed Account Value ($30,000) and withdrawals ($20,000) less purchase payments ($100,000)). The benefit cap would be $48,000 ($600 for each $1,000 of the total $100,000 purchase payments that were made less the $20,000 of withdrawals). In this example, the estate enhancement death benefit would be $14,000.

     Example 2. Assume an individual purchases the Contract with Annuitant age 65 and with the estate enhancement death benefit attached. Assume further that $100,000 of purchase payments and $20,000 of withdrawals have been made, and that when the Annuitant dies the Variable Account Value is $190,000 and the Fixed Account Value is $130,000. The benefit amount would be $84,000, which is 35% of $240,000 (the sum of the Variable Account Value ($190,000), the Fixed Account Value ($130,000) and withdrawals ($20,000) less purchase payments ($100,000)). The benefit cap would be $48,000 ($600 for each $1,000 of the total $100,000 purchase payments that were made less the $20,000 of withdrawals). In this example, the estate enhancement death benefit would be capped at $48,000.

     We make adjustments to the Minimum Death Benefit Amount on the first day of a calendar month following any purchase payment to or withdrawal from the Separate Account. We increase the Minimum Death Benefit Amount by the amount of purchase payments made to the Separate Account in the prior calendar month. We reduce the Minimum Death Benefit Amount for withdrawals taken from the Separate Account in the prior calendar month. The reduction is the greater of (1) the amount of the withdrawal or (2) the Minimum Death Benefit Amount immediately prior to the withdrawal divided by the Variable Account Value as of the date of the withdrawal multiplied by the amount of the withdrawal.

     Treatment of Transfers. Transfers into the Separate Account will be treated as purchase payments allocated to the Separate Account from the Dollar Cost Averaging Accounts. An Optional Death Benefit Enhancement Rider will terminate if you withdraw or transfer the full Variable Account Value from your Contract.



     Charge. We will calculate and accrue a charge for your rider on the first day of each calendar month but only if the Death Benefit Enhancement is greater than zero on that day. The charge will be based on the attained age of the Annuitant as of the prior contract anniversary and the amount of the Death Benefit Enhancement. Accrued charges will be deducted on the contract anniversary or, if sooner, on the date we pay the death benefit, you begin taking annuity payments or you surrender the Contract. There is no charge for any month if cumulative prior performance has been positive and there is no Death Benefit Enhancement payable.


     For information on the cost of the death benefit enhancement riders, see What Charges Do I Pay? in this prospectus.

     Choosing a Lump Sum or Annuity. Your Beneficiary has one year from your death to choose to receive the death benefit in a lump sum or as an annuity. Your Beneficiary has only 60 days to make this election if the death benefit is paid upon death of an Annuitant other than you.

     - If the Beneficiary chooses a lump sum, he or she may ask us to postpone payment of the lump sum for up to five years except that an IRA can be continued as long as the Beneficiary withdraws annually an amount based on the Beneficiary's life expectancy at the date of death of the IRA owner (until paid out, the death benefit will be allocated to Subaccounts of the Separate Account and/or the fixed interest accounts as directed by the Beneficiary).

     - If the Beneficiary chooses an annuity, we will begin annuity payments no later than one year from the date of death. Payments will be made over the Beneficiary's life or over a period not longer than the Beneficiary's life expectancy.

     - If an election is not made within one year of the date of death of the Contract Owner or within 60 days of the death of an Annuitant other than you, the death benefit will be paid to the Beneficiary in a lump sum.

     If your Beneficiary is your surviving spouse, he or she may become the Contract Owner rather than receive the death benefit. If the spouse elects to become the Contract Owner, the Contract Value will be adjusted to equal the death benefit. Further, the spouse may exchange the continued Contract for a new variable contract of the same policy form, or a form designated by us if this form is no longer available for sale; and the Contract Value transferred to the new contract in the exchange will not be subject to a contingent deferred sales charge.

     If there is more than one surviving Beneficiary, they must choose their portion of the death benefit in accordance with the above options.

     If the Annuitant dies on or after the Annuity Date, the death benefit payable, if any, will be paid in accordance with your choice of annuity.

     For information on the tax treatment of death benefits, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.

May I Transfer Money Among Subaccounts and the Fixed Interest Accounts?

     Before the Annuity Date. You may transfer your Contract Value among Subaccounts of the Separate Account and the fixed interest accounts.

     - The minimum amount that may be transferred is $250 or, if less, the amount held in the Subaccount or fixed interest account. In the case of partial transfers, the amount remaining in the Subaccount or fixed interest account must be at least $250.

     - You may transfer amounts from a fixed interest account only at the completion of the interest period or within 25 days thereafter.

     - You may transfer from the Six Month Dollar Cost Averaging Account or the Twelve Month Dollar Cost Averaging Account to a Subaccount of the Separate Account as described under Dollar Cost Averaging below.

     - You may not transfer from a Subaccount of the Separate Account to the Six Month Dollar Cost Averaging Account or the Twelve Month Dollar Cost Averaging Account.

     After the Annuity Date. You or the Beneficiary (upon your death or the death of the Annuitant) may transfer amounts among Subaccounts of the Separate Account.

     - The minimum amount that may be transferred is $250 or, if less, the amount held in the Subaccount. In the case of partial transfers, the amount remaining in the Subaccount must be at least $250.

     - Transfers are currently limited to the Subaccounts selected at the time of annuitization.


     General Rules. Transfers will be based on values at the end of the Valuation Period in which the transfer request is received at our Administrative Office. A transfer request must be received at our Administrative Office from you or the agent of record (pursuant to your instruction), and all other administrative requirements must be met to make the transfer. We will not be liable for following instructions, including instructions from the agent of record, communicated by telephone that we reasonably believe to be genuine. We require certain personal identifying information to process a request for transfer made over the telephone. For transfers other than dollar cost averaging and automatic rebalancing, we reserve the right to charge a fee, although we have no present intention of doing so. The Contract is not designed for individuals and professional market timing organizations that use programmed and frequent transfers among investment options. We therefore reserve the right to change our telephone transaction policies and procedures at any time to restrict the use of telephone transfers for market timing and to otherwise restrict market timing, up to and including rejecting transactions we reasonably believe are market timing transactions, when we believe it is in the interest of all of our Contract Owners to do so. However, we may not be able to detect all market timing and may not be able to prevent frequent transfers, and any possible harm caused by those we do detect.


     Frequent Trading Risks. We did not design this variable annuity and the available Subaccounts to accommodate market timing or frequent transfers between the Subaccounts. Frequent exchanges among Subaccounts and market timing by Contract Owners can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the Contract Owners, Annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the mutual fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value.

     The insurance-dedicated mutual funds available through the Subaccounts generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of the participating insurance companies to detect and deter short-term trading by contract owners.

     As outlined below, we have adopted policies regarding frequent trading, but there is the risk that these policies and procedures concerning frequent trading will prove ineffective in whole or in part in detecting or preventing frequent trading. As a result of these limitations, some Contract Owners may be able to engage in frequent trading, while other Contract Owners will bear the affects of such frequent trading. Please review the mutual funds' prospectuses for specific information about the funds' short-term trading policies and risks.

     Frequent Trading Policies. We have adopted policies and procedures designed to discourage frequent trading as described below. We intend to monitor on an ongoing basis the operation of these policies and procedures and may, at any time without notice to Contract Owners, revise them in any manner not inconsistent with the terms of the Contract. If requested by the investment adviser and/or sub-adviser of a Fund, we will consider additional steps to discourage frequent trading. In addition, we reserve the right to reject any purchase payment or exchange request at any time for any reason.

     We have adopted certain procedures to detect frequent trading. If it appears that market timing activity is occurring or the transfer frequency would be expected to have a detrimental impact on the affected Funds, the following steps will be taken on a uniform basis:

     (1) A letter is sent to the Contract Owner and to the registered representative/insurance agent associated with the Contract reiterating the policy with respect to frequent transfers and urging a cessation of any market timing or frequent transfer activity.

     (2) If market timing or frequent transfer activity continues after the initial letter, a second letter is sent requiring that all subsequent transfer requests be submitted in writing containing the Contract Owner's original signature. Thereafter, any attempt to make a transfer request electronically, telephonically or by facsimile will be rejected.

     (3) Any Contracts which have been the subject of a letter referred to in paragraph 1 or 2 will be subject to special monitoring to determine whether the potentially detrimental frequent trading has ceased.


     Dollar Cost Averaging. Dollar cost averaging is a way to invest in which securities are purchased at regular intervals in fixed dollar amounts, so that the cost of the securities gets averaged over time and possibly over market cycles. If you have Contract Value of at least $10,000, you may allocate or transfer money to the Six Month Dollar Cost Averaging Account or the Twelve Month Dollar Cost Averaging Account, and have a fixed percentage transferred monthly from the account to variable Subaccounts to achieve dollar cost averaging. The minimum transfer to each Subaccount must be at least $50. Dollar cost averaging may also be done from one of the following accounts: Money Market Subaccount, Limited Maturity Bond Subaccount and Quality Bond Subaccount. You may dollar cost average from these variable Subaccounts for up to 60 months, from the Six Month Dollar Cost Averaging Account for up to 6 months and from the Twelve Month Dollar Cost Averaging Account for up to twelve months. If you stop the program while in the Six or Twelve Month Dollar Cost Averaging Accounts, any money left in the account will be transferred into the Money Market Subaccount.



     Automatic Rebalancing. Automatic rebalancing is a way to maintain your desired asset allocation percentages. Because the value of your Subaccounts will fluctuate in response to investment performance, your assets allocation percentages may become out of balance over time. If you have a Contract Value of at least $10,000 you may elect automatic rebalancing. We will transfer funds under your Contract on a quarterly (calendar) basis among the Subaccounts to maintain a specified percentage allocation among your selected variable investment options. You may elect to participate in the program when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office at 800-523--0650. You may discontinue the program at any time.


     Dollar cost averaging and automatic rebalancing may not be in effect at the same time and are not available after annuitization. There is no charge for dollar cost averaging or automatic rebalancing.

May I Withdraw Any of My Money?


     Before the Annuity Date and the death of the Contract Owner or Annuitant, you may withdraw all or part of your Contract Value. We base your withdrawal on your Contract Value next determined after we receive a proper written request for withdrawal at our Administrative Office (and the Contract, in case of a full withdrawal). We normally will pay you within seven days. You may pay a contingent deferred sales charge when you withdraw Contract Value. See WHAT CHARGES DO I PAY - Contingent Deferred Sales Charge. You may pay tax when you make a withdrawal, including an additional 10% tax under certain circumstances. See FEDERAL INCOME TAX CONSIDERATIONS.

     - The minimum withdrawal is $500. If it is your first withdrawal in a Contract Year, the minimum withdrawal is the Free Withdrawal Amount (as defined below) if that amount is less than $500.


     - You may make a partial withdrawal only if the amount remaining in the Contract is at least $5,000 and the balance remaining in the Subaccount or fixed interest account from which the withdrawal is made is at least $250.

     - If you do not tell us otherwise, the withdrawal will be taken pro rata from the variable Subaccounts; if the partial withdrawal exhausts your Variable Account Value, then any remaining withdrawal will be taken from the fixed interest accounts beginning with the fixed interest account with the shortest interest period. Within a fixed interest account, partial withdrawals will be made from amounts most recently allocated, renewed or transferred.


     Systematic Withdrawals. If your Contract Value is at least $10,000 and you have not exhausted your Free Withdrawal Amount in the current Contract Year, you can make systematic withdrawals. These are regular payments that we make to you on a monthly, quarterly, semiannual or annual basis. It is a convenient way for you to withdraw a limited percentage of purchase payments without incurring a contingent deferred sales charge. The total amount that you withdraw in a Contract Year cannot exceed your Free Withdrawal Amount, and the minimum monthly amount of each withdrawal payment is $100. Your payments will begin on the next withdrawal date after we receive your request. See Free Withdrawals below. For information on the tax treatment of withdrawals, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.



     403(b) Withdrawals. There are restrictions on withdrawals from Contracts qualifying under Section 403(b) of the Code. Generally, withdrawals may be made only if the Contract Owner is over the age of 59 1/2, leaves the employment of the employer, dies, or becomes disabled as defined in the Code. Withdrawals (other than withdrawals attributable to income earned on purchase payments) may also be possible in the case of hardship as defined in the Code. The restrictions do not apply to transfers among Subaccounts and may also not apply to transfers to other investments qualifying under Section 403(b). For information on the tax treatment of withdrawals under Section 403(b) Contracts, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.



     Optional Guaranteed Minimum Accumulation Benefit Rider. You may purchase a guaranteed minimum accumulation benefit rider as part of your Contract at the time the Contract is issued or on any contract anniversary after your Contract is issued as long as we receive written notice of your intention to do so. This rider may not be purchased in combination with any other rider described in this prospectus, except that this rider is available to Contract Owners who purchased the Optional Death Benefit Enhancement Riders or the Estate Enhancement Death Benefit Rider prior to May 1, 2007. The date of such purchase, however, must be at least ten years prior to the Annuity Date specified in the contract. Written notice must be received by The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172, at least 30 calendar days prior to your contract anniversary date.


     A guaranteed minimum accumulation benefit ensures the availability of a minimum Contract Value at the end of the benefit period, which is defined below, see Guaranteed Minimum Accumulation Benefit. It may provide protection in the event of lower Contract Values that may result from the investment performance of the Contract. The Company also reserves the right to make the availability of the guaranteed minimum accumulation benefit contingent upon the investment of the entire Contract Value, according to an asset allocation program established by the Company for the full benefit period. At the present time, no asset allocation program is required for this rider. If the Company requires an asset allocation program in the future, the asset allocation program will only apply to new purchasers of this benefit.


     The guaranteed minimum accumulation benefit will be equal to the Contract Value at the start of the benefit period, plus the amount of any subsequent purchase payments received during the first Contract Year of the benefit period, reduced by a proportional amount for any partial withdrawals of the Contract Value during the benefit period. The reductions in the guaranteed minimum accumulation benefit will occur as of the date of each applicable partial withdrawal. If the guaranteed minimum accumulation benefit exceeds the Contract Value at the end of the benefit period, the Company will increase the Contract Value so that it equals the guaranteed minimum accumulation benefit. At the end of the benefit period, the Contract Owner can elect to renew the guaranteed minimum accumulation benefit for a new benefit period.


     The Contract Owner may elect to increase the guaranteed minimum accumulation benefit through the use of the Step-Up Benefit as of the Step-Up Benefit Date. The Step-Up Benefit Date is any contract anniversary starting with the 5th anniversary of the effective date of the rider. The Step-Up Benefit is the increase of the guaranteed minimum accumulation benefit to an amount equal to 100% of the Contract Value as of the Step-Up Benefit Date. Written notice must be received by The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172, 30 days prior to the contract anniversary. An additional Step-Up Benefit cannot be elected until after the 5th anniversary of the most recent Step-Up Benefit Date.


     The guaranteed minimum accumulation benefit will terminate under the following conditions:


     (a) at the end of the benefit period if the guaranteed minimum accumulation benefit is not renewed;



     (b) on the contract anniversary immediately following receipt by the Company of a written request by the Contract Owner to discontinue the agreement;



     (c)  full surrender of the Contract;



     (d) date of the first death of a Contract Owner or the date of death of the last surviving Annuitant; or



     (e)  annuitization.



     Optional Guaranteed Minimum Accumulation Benefit and Guaranteed Minimum Withdrawal Benefit Rider. At the time you purchase your Contract, as an alternative, you have the option to purchase the Growth and Income Protector package which includes the following enhancements to your Contract:



     (1)  Guaranteed Minimum Accumulation Benefit;



     (2)  Guaranteed Minimum Withdrawal Benefit; and



     (3)  Death Benefit Enhancement.



This package of enhancements is available for Annuitants ages 35 to 80 and may not be added after you purchase your Contract. This package of enhancements may not be purchased in combination with any other riders described in this prospectus. Certain capitalized terms used to describe this package of enhancements are defined in this section or in the rider itself. The Company also reserves the right to make the availability of these enhancements contingent upon the investment of the entire Contract Value, according to an asset allocation program established by the Company for the full benefit period. At the present time, no asset allocation program is required for this rider. If the Company requires an asset allocation program in the future, the asset allocation program will only apply to new purchasers of this benefit. The Death Benefit Enhancement available as part of the package differs from the death benefit riders described above, see WHAT ARE THE DEATH BENEFITS UNDER MY CONTRACT.



This package of benefits can be purchased on a single or a joint life basis. A Joint Life Guarantee is issued when a Joint Annuitant is specified in the Contract Specifications. The Joint Annuitant must be the spouse of the Annuitant on the rider effective date. If the Contract Owner is a natural person, the Contract Owner must also be the Annuitant and the spouse must be the Joint Annuitant and Successor Owner.



     A Single Life Guarantee is issued when a Joint Annuitant is not specified in the Contract Specifications. The Withdrawal Amount is guaranteed over the lifetime of the Annuitant. If the Contract Owner is a natural person, the Contract Owner must also be the Annuitant.

     A Single Life Guarantee cannot be converted to a Joint Life Guarantee. If no withdrawals have been taken, a Joint Life Guarantee can be changed to a Single Life Guarantee. The Joint Annuitant can also be changed to the Annuitant's current spouse if no withdrawals have been taken. If a withdrawal has been taken, the Joint Annuitant cannot be changed. The Joint Annuitant can be dropped from the Contract, but the charge for the Rider would remain at the Joint Life Guarantee charge, and the Withdrawal Percentage would not change.



     Note that the Joint Guarantee Life Guarantee option acts like a second to die policy. Therefore, the contract with the Joint Life Guarantee option is set up with one owner and two annuitants. Upon the death of the first annuitant, the second annuitant becomes the successor owner. The contract then stays in force and the living benefit features continue until the death of the second annuitant. Also note that the successor owner has no contractual rights while the owner is alive, and steps into ownership upon the death of the owner. In addition, it is important to name someone other than one of the two spouses as beneficiary.



     Guaranteed Minimum Accumulation Benefit - The Guaranteed Minimum Accumulation Benefit will be equal to the Contract Value at the start of the benefit period, plus a percentage (set forth in the table below), of any subsequent purchase payments received during the benefit period, reduced by a proportional amount for any partial withdrawals of the Contract Value during the benefit period. The reductions in the Guaranteed Minimum Accumulation Benefit will occur as of the date of each applicable partial withdrawal. If the Guaranteed Minimum Accumulation Benefit exceeds the Contract Value at the end of the benefit period, the Company will increase the Contract Value so that it equals the Guaranteed Minimum Accumulation Benefit. At the end of the benefit period, the Guaranteed Minimum Accumulation Benefit will be automatically renewed for a new benefit period.



     The benefit period for this benefit is ten years after the latest of:


     (a)  the rider effective date;

     (b)  a step-up benefit date; or

     (c)  the renewal date.


For all benefit periods described above, subsequent purchase payments made to the Contract will increase the Guaranteed Minimum Accumulation Benefit Base as follows:


     -    100% of premiums made in years one through two

     -    90% of premiums made in years three through four

     -    80% of premiums made in years five through six

     -    70% of premiums made in years seven through eight

     -    60% of premiums made in years nine through ten

     Adjustments for Withdrawals - The Guaranteed Minimum Accumulation Benefit will be reduced by a proportional amount of any partial withdrawals of Contract Value. The reductions in the Guaranteed Minimum Accumulation Benefit occur as of the date of each applicable partial withdrawal.


     The amount of the reduction in relation to the amount of partial withdrawals is calculated as follows:


     The Guaranteed Minimum Accumulation Benefit after the withdrawal equals the Guaranteed Minimum Accumulation Benefit immediately before the withdrawal less the multiplication of (i) and (ii), where:

     (i) is the Guaranteed Minimum Accumulation Benefit immediately before the withdrawal and

     (ii) is a ratio of (A) over (B) where:

          (A)  is the current withdrawal amount; and

          (B)  is the Contract Value immediately before the withdrawal.


     Guaranteed Minimum Withdrawal Benefit - The Guaranteed Minimum Withdrawal Benefit allows you to receive withdrawals in guaranteed minimum amounts via the Return of Benefit Base Withdrawal Option or the Lifetime Withdrawal Option. These options are defined below and operate concurrently until one or both terminate.


     The Benefit Base is the starting point for determining the amounts you receive under these minimum withdrawal options. The Benefit Base is the greatest of (a), (b), (c) or (d), where:

     (a) is the Contract Value on the date of the first withdrawal, just before the first withdrawal;

     (b)  is the sum of (1) plus (2), where;


          (1) is the Contract Value on the rider effective date accumulated on a daily basis using the Benefit Base Accumulation Rate until the earlier of the Benefit Base Accumulation Cease Date and the date of the first withdrawal; and



          (2) is each purchase payment received after the rider effective date but prior to the first withdrawal, accumulated on a daily basis using the Benefit Base Accumulation Rate until the earlier of the Benefit Base Accumulation Cease Date and the date of the first withdrawal; and



     (c) is the highest Contract Value as of a contract anniversary date until the earlier of the Benefit Base Accumulation Cease Date and the date of the first withdrawal; and


     (d)  is the Contract Value on the last Step-Up Date.

For purposes of calculating the Death Benefit Enhancement as described below, the Death Benefit Enhancement Benefit Base is the greatest of (a), (b), (c) or
(d), where:


     (a) is the Contract Value on the date of the first withdrawal, just before the first withdrawal;


     (b)  is the sum of (1) plus (2), where:


          (1) is the Contract Value on the rider effective date accumulated on a daily basis using the Benefit Base Accumulation Rate until the earliest of (i) the Benefit Base Accumulation Cease Date; (ii) the Annuitant's attainment of age 80 for Single Life Guarantees or age 80 of the younger of the Annuitant and the Joint Annuitant for Joint Life Guarantees; and (iii) the date of the first withdrawal; and



          (2) is each purchase payment received after the rider effective date but prior to the first withdrawal, accumulated on a daily basis using the Benefit Base Accumulation Rate until the earliest of (i) the Benefit Base Accumulation Cease Date Additional; (ii) the Annuitant's attainment of age 80 for Single Life Guarantees or age 80 of the younger of the Annuitant and the Joint Annuitant for Joint Life Guarantees; and (iii) the date of the first withdrawal; and



     (c) is the highest Contract Value as of a contract anniversary date until the earlier of the Benefit Base Accumulation Cease Date and the date of the first withdrawal; and



     (d) is the Contract Value on the last Step-Up Date before the Annuitant's attainment of age 80 for Single Life Guarantees or age 80 of the younger of the Annuitant and the Joint

For both Benefit Bases described above, the current Benefit Base Accumulation Rate is 5% and the current Benefit Base Accumulation Cease Date is 10 years from the Contract issue date.


     Purchase payments made after the date of the first withdrawal will increase both Benefit Bases described above on a dollar-for-dollar basis.


     The Return of Benefit Base Withdrawal Option guarantees that each Contract Year you can take withdrawals up to the Guaranteed Annual Withdrawal Amount which is initially equal to the Guaranteed Annual Withdrawal Percentage multiplied by the initial Benefit Base. The current Guaranteed Annual Withdrawal Percentage is 7%.



     The Lifetime Withdrawal Option guarantees that each Contract Year you can take withdrawals up to the Guaranteed Annual Lifetime Withdrawal Amount which is initially equal to the Guaranteed Annual Lifetime Withdrawal Percentage multiplied by the initial Benefit Base. The current Guaranteed Annual Lifetime Withdrawal Percentage is 5%.


     For both options:





     1) withdrawals in a Contract Year that do not exceed the guaranteed amount do not affect the guaranteed amount for that option for subsequent years;



     2) withdrawals in a Contract Year that exceed the guaranteed amount for that option reduce the guaranteed amount in subsequent years by multiplying the previous guaranteed amount by the amount of the excess withdrawals and dividing by the Contract Value immediately prior to the excess withdrawal.



          For example, if the guaranteed annual amount is $1,000, there is a $1,100 withdrawal during a Contract Year and the Contract Value prior to the $1,100 withdrawal is $10,000, then the guaranteed annual withdrawal amount for subsequent years would be reduced by $10 to $990, calculated as follows:


                    $1,000 x $100 = $10
                    -------------
                       $10,000


     3) withdrawals in a Contract Year that are less than the guaranteed amount for that option do not increase the permitted withdrawal in subsequent Contract Years;



     4) as long as the Contract Value is positive, an additional purchase payment will increase the Benefit Base by the amount of the purchase payment. The annual payment under both options will be increased by the amount of the additional purchase payment multiplied by the applicable Withdrawal Percentage.



     Effect of Withdrawals on Benefit Base - The Guaranteed Withdrawal Benefit Base and the Death Benefit Enhancement Benefit Base are reduced, on a dollar-for-dollar basis, by the amount of withdrawals in a Contract Year that do not exceed the Guaranteed Annual Withdrawal Amount, until the Benefit Base is reduced to zero. Once the Guaranteed Annual Withdrawal Amount has been withdrawn in a Contract Year, any Extra Return of Benefit Base Withdrawals (the full amount or a portion of a withdrawal that exceeds the remaining Guaranteed Annual Withdrawal Amount within a Contract Year) reduce the Benefit Base in a proportional manner until it is reduced to zero. The proportional reduction is subtracted from the Benefit Base and is determined by multiplying (1) and (2) where:


          (1)  is the Benefit Base; and


          (2) is the ratio of the Extra Return of Benefit Base Withdrawal to the Contract Value immediately prior to the Extra Return of Benefit Base Withdrawal.



     Extra Return of Benefit Base Withdrawal is the full amount or a portion of a withdrawal that exceeds the remaining Guaranteed Annual Withdrawal Amount within a Contract Year.

     Remaining Guaranteed Minimum Withdrawal Benefit Payments When Contract Value is Reduced to Zero - If the Contract Value is reduced to zero and any benefits are due under either withdrawal option, no additional purchase payments will be accepted and the remaining minimum withdrawals will be made as follows:


     If there is any Guaranteed Annual Lifetime Withdrawal Amount due or any remaining Benefit Base, the Owner has the option to receive the remaining minimum withdrawals under either option.


     If the Return of Benefit Base Withdrawal Option is elected, the remaining guaranteed minimum withdrawal made in the Contract Year in which the Contract Value is reduced to zero is equal to the remaining Guaranteed Annual Withdrawal Amount not yet withdrawn in that year. In subsequent Contract Years, the remaining minimum withdrawal equals the Guaranteed Annual Withdrawal Amount in effect as of the date that the Contract Value is reduced to zero.



     If the Lifetime Withdrawal Option is elected, the remaining minimum withdrawal made in the Contract Year in which the Contract Value is reduced to zero is equal to the remaining Guaranteed Annual Lifetime Withdrawal Amount not yet withdrawn in that year. In subsequent Contract Years, the remaining minimum withdrawal equals the Guaranteed Annual Lifetime Withdrawal Amount in effect as of the date that the Contract Value is reduced to zero. If no election is made, the default option is the Lifetime Withdrawal Option.



     If the Contract Value is reduced to zero in a Contract Year where the Guaranteed Annual Lifetime Withdrawal Amount is reduced to zero by the impact of withdrawals in excess of the Guaranteed Annual Lifetime Withdrawal Amount and the Benefit Base is positive, remaining minimum withdrawals will be made under the Return of Benefit Base Withdrawal Option only. In the Contract Year in which the Contract Value is reduced to zero, the remaining minimum withdrawal made in that year is equal to the Guaranteed Annual Withdrawal Amount not yet withdrawn. In subsequent Contract Years, the remaining minimum withdrawal is the Guaranteed Annual Withdrawal Amount, in effect as of the date that the Contract Value is reduced to zero, or any remaining Benefit Base, if less.



     Remaining minimum withdrawals are made once each Contract Year.



     If the total remaining minimum withdrawals due each Contract Year are less than $100, the remaining payments will be commuted and a lump sum will be paid. If the remaining minimum withdrawals are based on the Guaranteed Annual Lifetime Withdrawal Amount, such payments will be commuted using the greater of the then currently available annuity factors or the then currently available annuity factors for a single life annuity under the Contract. If the remaining minimum withdrawals are based on the Guaranteed Annual Withdrawal Amount, the remaining Benefit Base will be paid.



     Effect of Required Minimum Distributions on Guaranteed Minimum Withdrawal Benefit - Either or both of the Guaranteed Annual Withdrawal Amount and the Guaranteed Annual Lifetime Withdrawal Amount will be increased on a dollar-for-dollar basis in any Contract Year in order to meet that Contract Year's required minimum distribution requirement according to the Code, and the regulations promulgated thereunder. This increase applies only in relation to the required minimum distribution based on the value of the Contract.


     Step-Up Benefit and Step-Up Benefit Date - The Step-Up Benefit for the Guaranteed Minimum Accumulation Benefit is the increase in the Guaranteed Minimum Accumulation Benefit to an amount equal to 100% of the Contract Value as of the Step-Up Benefit Date.

     The Step-Up Benefit for the Guaranteed Minimum Withdrawal Benefit is an increase in the Benefit Base to an amount equal to 100% of the Contract Value as of the Step-Up Benefit Date. As a result of the election of this Step-Up Benefit, the Guaranteed Annual Withdrawal Amount steps up to an amount equal to the Contract Value as of the Guaranteed Minimum Withdrawal Benefit Step-Up Date multiplied by the Guaranteed Annual Withdrawal Percentage. In addition, as a result of the election of this Step-Up Benefit, the Guaranteed Annual Lifetime Withdrawal Amount steps up to an amount equal to the Contract Value as of the Step-Up Date multiplied by the Guaranteed Annual Lifetime Withdrawal Percentage.


     The Contract Owner may, elect to increase both the Guaranteed Minimum Accumulation Benefit and the Guaranteed Minimum Withdrawal Benefit through the use of the Step-Up Benefit as of the Step-Up Benefit Date.

The Step-Up Benefit Date is any contract anniversary starting with the 5th anniversary of the effective date of the rider. Written notice must be received by The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172, 30 days prior to the contract anniversary. An additional Step-Up Benefit cannot be elected until after the 5th anniversary of the most recent Step-Up Benefit Date.


     Once a Step-Up Benefit has been elected and is effective a new Guaranteed Minimum Accumulation Benefit Base, a new Guaranteed Minimum Accumulation Benefit Period, a new Guaranteed Withdrawal Benefit Base, a new Death Benefit Enhancement Benefit Base, a new Guaranteed Annual Withdrawal Amount, and a new Guaranteed Annual Lifetime Withdrawal Amount will commence as of the most recent Step-Up Date and the previously effective Step-Up Benefit will terminate.


     Death Benefit Enhancement - Prior to the Annuity Date and upon receipt of due proof of the Annuitant's death for Single Life Guarantees, or the death of the survivor of the Annuitant and Joint Annuitant for Joint Life Guarantees, and the necessary forms to make payment to a Beneficiary, the Company will pay to the Beneficiary a Death Benefit Enhancement in addition to the death benefit provided in your Contract. The Death Benefit Enhancement is equal to the remaining Death Benefit Enhancement Benefit Base, which is calculated as described above for purposes of determining the Death Benefit Enhancement, minus the sum of the Fixed Account death benefit and the Variable Account death benefit payable under the Contract. The Death Benefit Enhancement cannot be less than zero. The maximum Death Benefit Enhancement is equal to $1 million.


     If the Beneficiary is the surviving spouse of the deceased Annuitant, the spouse may elect to become the Contract Owner and upon such election, the Contract Value, if lower than the remaining Guaranteed Minimum Withdrawal Benefit Base, shall be adjusted to equal the remaining Guaranteed Minimum Withdrawal Benefit Base.


     Impact of Annuitant's Death for Joint Life Guarantees - If the Joint Annuitant is still alive after the Annuitant's death, no Death Benefit is paid. If no withdrawals have been taken, the guarantee converts to a Single Life Guarantee based on the Joint Annuitant's lifetime. If withdrawals have been taken, the guarantee does not change.



     If the Joint Annuitant is not alive on the date of death of the Annuitant, the Death Benefit is payable to a Beneficiary and the rider is terminated.



     Impact of Joint Annuitant's Death for Joint Life Guarantees - If the Annuitant is still alive after the Joint Annuitant's death, no Death Benefit is paid. If no withdrawals have been taken, the Contract Owner has the option to convert the guarantee to a Single Life Guarantee based on the Annuitant's lifetime. The Company must receive this request in writing from the Contract Owner. If the Contract Owner does not convert the guarantee to a Single Life Guarantee, the Annuitant may name a new spouse as the Joint Annuitant before withdrawals are taken. If withdrawals have been taken, the guarantee does not change.



     If the Annuitant is not alive on the date of death of the Joint Annuitant, the Death Benefit is payable to a Beneficiary and the rider is terminated.



Annuity Payments - If annuity payments are to commence under the conditions specified in the Contract, the Contract Owner can elect one of the following options:


     (a) apply the Contract Value to any of the annuity options available in the Annuity Options section of the Contract;


     (b) request that as of the annuity payment commencement date, annuity payments are made each year equal to the Guaranteed Annual Lifetime Withdrawal Amount until the death of the Annuitant for Single Life Guarantees, or the death of the survivor of the Annuitant and Joint Annuitant for Joint Life Guarantees; or



     (c) request that as of the annuity payment commencement date, the remaining Benefit Base is paid out in the form of annuity payments. Each year these annuity payments will equal the lesser of the Guaranteed Annual Withdrawal Amount or the remaining Benefit Base. These annuity payments will be made until the earlier of the Annuitant's death for Single Life Guarantees, or the death of the survivor of the Annuitant and Joint Annuitant for Joint Life Guarantees or the date that the Benefit Base is reduced to zero.


If annuity payments are to commence under the conditions specified in the Contract and none of the above elections have been made, then the default annuity option in your Contract will apply.



     For information on the cost of this package of enhancements, see "What Changes Do I Pay?" in this prospectus.


     These enhancements will terminate under the following conditions:


     a) at any time after the 5th contract anniversary, following receipt by the Company of a written request by the Contract Owner to discontinue the package of enhancements;



     b) if the Contract Value equals zero and there is no Guaranteed Annual Withdrawal Amount due in future years, no Guaranteed Annual Lifetime Withdrawal Amount due in future years, and no remaining Benefit Base;



     c)   upon full surrender of the Contract;






     d) on the date of the death of the Annuitant for Single Life Guarantees, or the date of the death of the survivor of the Annuitant or Joint Annuitant for Joint Life Guarantees; or



     e)   upon annuitization.



     Guaranteed Lifetime Withdrawal Benefit Rider. At the time you purchase your Contract, you may purchase The Purchasing Power Protector, a package which includes the following enhancements to your Contract:



     1)   Guaranteed Lifetime Withdrawal Benefit; and



     2)   Death Benefit Enhancement.



This package of enhancements may not be added after you purchase your Contract and may not be selected if you intend to purchase any other package of enhancements or riders described in this prospectus. Certain capitalized terms used to describe this package of enhancements are defined in this section or in the rider itself.



     The Company reserves the right to make the availability of this rider contingent upon the investment of the entire Contract Value according to an asset allocation program established by the Company for the full benefit period. At the present time, no asset allocation program is required for this rider. If the Company requires an asset allocation program in the future, the asset allocation program will only apply to new purchasers of this rider. The Death Benefit Enhancement available as part of the package differs from the death benefit riders described above, see WHAT ARE THE DEATH BENEFITS UNDER MY CONTRACT.



     If this rider is purchased, the Company guarantees that the Annuitant or Joint Annuitants, if selected, can withdraw an amount annually as long as the Annuitant or either of the Joint Annuitants is alive. The amount which can be withdrawn is called the Guaranteed Annual Lifetime Withdrawal Amount ("Withdrawal Amount") and equals the Lifetime Withdrawal Base ("Withdrawal Base") multiplied by the Guaranteed Annual Lifetime Withdrawal Percentage ("Withdrawal Percentage").



     Withdrawal Base. The Withdrawal Base is the greater of (a) or (b) where:



     (a) is the Contract Value on the date of the first withdrawal, prior to the first withdrawal; and

     (b)  is the sum of (1) plus (2), where;



          (1)  is the Contract Value on the rider effective date; and



          (2)  is each purchase payment received after the rider effective date.



     Withdrawal Percentage. For a Single Life Guarantee, the Withdrawal Percentage is based on the age of the Annuitant at the time of the first withdrawal. For a Joint Life Guarantee, the Withdrawal Percentage is based on the age of the younger of the Annuitant or Joint Annuitant at the time of the first withdrawal. Set forth below are examples of the Withdrawal Percentages for your Contract.



Single or Joint Life Guarantee



Age of Annuitant (at time of first
withdrawal)                          Withdrawal Percentage
----------------------------------   ---------------------
Under 55                                      2.5%
55-59                                         3.0%
60-64                                         3.5%
65-69                                         4.0%
70-74                                         4.5%
75 and older                                  5.0%



     The Withdrawal Base is subject to certain adjustments while the rider is in effect. The Withdrawal Base will automatically be increased by an inflation adjustment on each contract anniversary after the first withdrawal from the Contract and will be increased if the Contract Owner purchases a step-up benefit. The Withdrawal Base will be reduced if cumulative withdrawals in a Contract Year exceed the Withdrawal Amount.



     Inflation Adjustment. The inflation adjustment is credited to the Withdrawal Base following the first withdrawal. The inflation adjustment is made on each contract anniversary and equals (a) multiplied by (b), where:



     (a)  is the current CPI Factor; and



     (b) is the average monthly value of the Withdrawal Base throughout the Contract Year.



     CPI Factor. The CPI Factor equals the ratio of (a) to (b), where:



     (a)  is the greater of 0 and the difference between (1) and (2), where:



          (1) is the Consumer Price Index for All Urban Consumers ("CPI-U") released in the previous month; and



          (2) is the CPI-U released twelve months prior to the most recent release; and



     (b)  is the CPI-U released twelve months prior to the most recent release.



     The CPI-U is published monthly by the United States Department of Labor. If this index is discontinued or a new Index series is established on a different basis, the Company may establish a new basis for determining the CPI Factor. The Contract Owner will be given at least 90 days notice prior to any such change.



     The CPI Factor will be updated on the first day of the month of each contract anniversary. On the first contract anniversary following the first withdrawal, the CPI Factor will be prorated for the partial year between the date of the first withdrawal and the contract anniversary.



     Step-Up Benefit and Step-Up Benefit Date. The Step-Up Benefit allows the Contract Owner to increase the Withdrawal Base to an amount equal to 100% of the Contract Value as of the Step-Up Benefit Date.

This would increase the Withdrawal Amount which would then equal the increased Contract Value multiplied by the Withdrawal Percentage.



     The first Step-Up Benefit Date a Contract Owner can elect is the third contract anniversary starting with the rider's effective date. Subsequent Step-Up Benefit Dates can be no earlier than the third anniversary of the previous Step-Up Benefit Date.



     Election of a Step-Up Benefit must be made in writing by the Contract Owner and received by the Company, in good order, at least thirty days prior to the contract anniversary on which the Step-Up Benefit is effective.



     Excess Withdrawal Reduction. If your cumulative withdrawals in a Contract Year exceed the Withdrawal Amount, the Withdrawal Base will be reduced. The Excess Withdrawal is the amount by which the cumulative withdrawals exceed the Withdrawal Amount. The reduction is determined by multiplying the Excess Withdrawal by the ratio of (a) to (b) where:



     (a)  is the Withdrawal Base; and



     (b) is the Contract Value immediately prior to the withdrawal of the Excess Withdrawal.



     Waiting Bonus. In addition to the adjustments to the Withdrawal Base described above, the Withdrawal Percentage can be increased by an amount (the "Waiting Bonus") which is added to the Withdrawal Percentage if the first withdrawal is taken after a specified contract anniversary. The Waiting Bonus percentages are as follows:



Contract Year at First Withdrawal   Waiting Bonus
---------------------------------   -------------
             0 - 5                         0%
             6 -10                       0.5%
           11 and later                  1.0%



The Waiting Bonus will only be applied to purchase payments made prior to the first contract anniversary. Purchase payments made after the first contract anniversary will become part of the Withdrawal Base but will not receive the Waiting Bonus.



     Effect of Withdrawals Less Than the Withdrawal Amount. If total withdrawals in a Contract Year are less than the Withdrawal Amount, the Withdrawal Amount is not increased in subsequent Contract Years.



     Effect of Required Minimum Distributions on Withdrawal Amount. The Withdrawal Amount will be increased in any Contract Year in order to meet that Contract Year's required minimum distribution requirement according to the Code. This increase will not be treated as an Excess Withdrawal and applies only in relation to the required minimum distribution based on the value of the Contract.



     Annuity Payments. The Contract Owner can elect to receive annuity payments under one of the following options:



     (a) apply the Contract Value to any of the annuity options available in the Annuity Options section of the Contract;



     (b) request that as of the annuity payment commencement date, annuity payments are made each year equal to the Withdrawal Amount until the death of the Annuitant for Single Life Guarantees, or the death of the Annuitant and Joint Annuitant for Joint Life Guarantees;



     If annuity payments are to commence and none of the above elections have been made, then the default annuity option in your Contract will apply.



     Remaining Payments When Contract Value is Reduced to Zero. If the Contract Value is reduced to zero and the Withdrawal Base is still positive, such Remaining Payments will be made once each Contract Year. In this situation, no additional purchase payments will be accepted. The only provisions of the Contract that remain in effect are those that are associated with Remaining Guaranteed Lifetime Withdrawal Benefit Payments.

     If the Contract Value is reduced to zero in a Contract Year and there is any Withdrawal Amount due for that year, the Contract Owner will receive any Remaining Payment, as of the date the Contract Value is reduced to zero.



     Joint and Single Life Guarantees. The Guaranteed Lifetime Withdrawal Benefit can be purchased on a single or a joint life basis. A Joint Life Guarantee is issued when a Joint Annuitant is specified in the Contract Specifications. The Withdrawal Amount is guaranteed over the lifetime of the Annuitant and Joint Annuitant. The Joint Annuitant must be the spouse of the Annuitant on the rider effective date. If the Contract Owner is a natural person, the Contract Owner must also be the Annuitant and the spouse must be the Joint Annuitant and Successor Owner.



     A Single Life Guarantee is issued when a Joint Annuitant is not specified in the Contract Specifications. The Withdrawal Amount is guaranteed over the lifetime of the Annuitant. If the Contract Owner is a natural person, the Contract Owner must also be the Annuitant.



     A Single Life Guarantee cannot be converted to a Joint Life Guarantee. If no withdrawals have been taken, a Joint Life Guarantee can be changed to a Single Life Guarantee. The Joint Annuitant can also be changed to the Annuitant's current spouse if no withdrawals have been taken. If a withdrawal has been taken, the Joint Annuitant cannot be changed. The Joint Annuitant can be dropped from the Contract, but the charge for the Rider would remain at the Joint Life Guarantee charge, and the Withdrawal Percentage would not change.



     Note that the Joint Guarantee Life Guarantee option acts like a second to die policy. Therefore, the contract with the Joint Life Guarantee option is set up with one owner and two annuitants. Upon the death of the first annuitant, the second annuitant becomes the successor owner. The contract then stays in force and the living benefit features continue until the death of the second annuitant. Also note that the successor owner has no contractual rights while the owner is alive, and steps into ownership upon the death of the owner. In addition, it is important to name someone other than one of the two spouses as beneficiary.



     Death Benefit Enhancement. Prior to the Annuity Date and upon receipt of due proof of the Annuitant's death for Single Life Guarantees, or the last death of the Annuitant and Joint Annuitant for Joint Life Guarantees, and the necessary forms to make payment to a Beneficiary, the Company will pay a Death Benefit Enhancement in addition to the death benefit provided in your Contract. The Death Benefit Enhancement is equal to the remaining Death Benefit Enhancement Benefit Base (the "Benefit Base"), minus the sum of the Fixed Account death benefit and the Variable Account death benefit payable under the Contract. The Death Benefit Enhancement cannot be less than zero. The maximum Death Benefit Enhancement is $1 million.



     Benefit Base. For purposes of calculating the Death Benefit Enhancement, the Benefit Base is the greatest of (a), (b) or (c) below, where:



     (a) is the Contract Value on the date of the first withdrawal, just before the first withdrawal; and



     (b)  is the sum of (1) plus (2), where:



          (1) is the Contract Value on the rider effective date accumulated on a daily basis using the Death Benefit Base Accumulation Rate (the "Accumulation Rate') until the earliest of:



               (i) the Death Benefit Base Accumulation Cease Date (the "Cease Date");



               (ii) attainment of age 80 of the Annuitant, or age 80 of the younger of the Annuitant or the Joint Annuitant;



               (iii) the date of the first withdrawal; and



          (2) is each purchase payment received after the rider effective date but prior to the first withdrawal accumulated on a daily basis using the Accumulation Rate until the earliest of:

               (i)  the Cease Date,



               (ii) attainment of age 80 of the Annuitant, or age 80 of the younger of the Annuitant or the Joint Annuitant,



               (iii) the date of the first withdrawal; and



     (c) the highest Contract Value as of a contract anniversary date until the earliest of:



          (i)  the Cease Date;



          (ii) attainment of age 80 of the Annuitant for Single Life Guarantees, or age 80 of the younger of the Annuitant or the Joint Annuitant for Joint Life Guarantees;



          (iii) the date of the first withdrawal.



     The current Accumulation Rate is the daily equivalent of a 5% effective annual rate (3% in the state of Washington) and the current Cease Date is 10 years from the contract issue date.



     Purchase payments made after the date of the first withdrawal will increase the Benefit Base on a dollar-for-dollar basis.



     Any increase in the Contract Value as a result of a Step-Up Benefit will increase the Benefit Base as of the Step-Up Benefit Date.



     Effect of Withdrawals on the Benefit Base. If total withdrawals in a Contract Year are less than the Withdrawal Amount, the Benefit Base is reduced for the withdrawals on a dollar-for-dollar basis. If the total withdrawals in a Contract Year exceed the Withdrawal Amount, the Benefit Base is reduced for the amount of the Excess Withdrawals by multiplying the Excess Withdrawal by the ratio of (a) to (b) where



     (a)  is the Benefit Base immediately prior to the Excess Withdrawal; and



     (b) is the Contract Value immediately prior to the withdrawal of the Excess Withdrawal.



     Impact of Annuitant's Death for Joint Life Guarantees. If the Annuitant dies and the Joint Annuitant is still alive, no Death Benefit is paid. If no withdrawals have been taken, the guarantee converts to a Single Life Guarantee based on the Joint Annuitant's lifetime. If withdrawals have been taken, the guarantee does not change and the Withdrawal Amount applies to the Joint Annuitant's lifetime.



     If the Joint Annuitant is not alive on the date of death of the Annuitant, the Death Benefit is payable to a Beneficiary and the rider is terminated.



     Impact of Joint Annuitant's Death for Joint Life Guarantees. If the Joint Annuitant dies and the Annuitant is still alive, no Death Benefit is paid. If no withdrawals have been taken, the Contract Owner has the option, upon written request to the Company to convert the guarantee to a Single Life Guarantee based on the Annuitant's lifetime. If the Annuitant does not convert the guarantee to a Single Life Guarantee, the Annuitant may name a new spouse as the Joint Annuitant before withdrawals are taken. If withdrawals have been taken, the guarantee does not change and the Withdrawal Amount applies to the Annuitant's lifetime.



     If the Annuitant is not alive on the date of death of the Joint Annuitant, the Death Benefit is payable to a Beneficiary and the rider is terminated.



     Transfer Limits. Notwithstanding any other provision of this Contract, no more than two transfers may be made in a calendar month and no more than 12 such transfers can be made in a calendar year.



     For information on the cost of this package of enhancements, see "What Charges Do I Pay?" in this prospectus.

     Termination of Rider. This Rider will terminate:



     (a) on any contract anniversary, after the third contract anniversary immediately following receipt by the Company of a written request by the Contract Owner to discontinue the Rider;



     (b) if the Contract Value equals zero and there is no Withdrawal Amount due in future years;



     (c)  upon full surrender of the Contract;



     (d) on the date of the death of the Annuitant for Single Life Guarantees, or the date of the last death of the Annuitant or Joint Annuitant for Joint Life Guarantees; or



     (e)  upon annuitization.


Deferment of Payments and Transfers


     We reserve the right to defer a withdrawal, a transfer of Contract Value, or annuity payments funded by the Separate Account if: (a) the NYSE is closed (other than customary weekend and holiday closings); (b) trading on the NYSE is restricted; (c) an emergency exists that makes it impractical for us to dispose of securities held in the Separate Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of investors. Conditions described in (b) and (c) will be decided by, or in accordance with rules of, the Commission.


What Charges Do I Pay?

     The following discussion explains the Contract charges that you pay. You also pay expenses of the Funds that you select as investment options in the Separate Account. See the prospectuses of the Funds for information on Fund expenses.

     Administration Charges. These charges reimburse us for administering the Contract and the Separate Account.


     - We deduct from your Variable Account Value, an annual contract administration charge that is the lesser of $40 or 2% of your Variable Account Value on the deduction date, the last day of your contract year. This charge will also be deducted if the Variable Account Value is withdrawn or transferred in full on a date other than the deduction date. You will not pay this charge if your Variable Account Value is more than $100,000 on the deduction date. To pay this charge, we cancel Accumulation Units credited to your Contract, pro rata among the Subaccounts in which you invest.



     - We deduct from the net asset value of the Separate Account a daily administration charge that currently is, and will not exceed, an effective annual rate of 0.15%.


     For transfers among investment options other than dollar cost averaging and automatic rebalancing, we reserve the right to charge for making the transfer, although we have no present intention of doing so.


     Mortality and Expense Risk Charge. We deduct from the net asset value of the Separate Account a daily mortality and expense risk charge that currently is, and will not exceed, an effective annual rate of 1.30%. This charge compensates us for the mortality-related guarantees we make under the Contract (e.g., the death benefit and the guarantee that the annuity factors will never be decreased even if mortality experience is substantially different than originally assumed), and for the risk that our administration charges will be insufficient to cover administration expenses over the life of the Contracts. The mortality and expense risk charge is paid during both the accumulation and variable annuity payout phases of the Contract.

     Contingent Deferred Sales Charge. This charge pays for our sales expenses. Sales expenses that are not covered by the deferred sales charge are paid from the surplus of the Company, which may include proceeds from the mortality and expense risk charge.


     You pay this charge only if you withdraw a purchase payment within four years of the effective date of payment. We will apply the following schedule of contingent deferred sales charges to all withdrawals of purchase payments (including withdrawals of amounts attributable to the Guaranteed Minimum Withdrawal Benefit and Guaranteed Lifetime Withdrawal Benefit), which are not free withdrawals as described in the next subsection.


    Contract Year      Applicable Charge
--------------------   -----------------
First                          8%
Second                         7%
Third                          6%
Fourth                         5%
Fifth and thereafter           0%

     Purchase payments will be treated as withdrawn before gains from market appreciation or interest is withdrawn from the Contract. However, for Contracts sold to certain charitable remainder trusts, any gains will be treated as withdrawn first before the withdrawal of purchase payments.

     The contingent deferred sales charge and other charges may be reduced on Contracts sold to a trustee, employer or similar party pursuant to a retirement plan or to a group of individuals, if such sales are expected to involve reduced sales or other expenses. The amount of reduction will depend upon such factors as the size of the group, any prior or existing relationship with the purchaser or group, the total amount of purchase payments and other relevant factors that might tend to reduce expenses incurred in connection with such Contracts. The reduction will not unfairly discriminate against any Contract Owner.

     Free Withdrawals. The following withdrawals may be made free of the contingent deferred sales charge.

     You've Owned A Contract for More than Four Years. You may withdraw all or part of your Contract Value without incurring a contingent sales charge.


     Withdrawals up to 10% of Purchase Payments. You may withdraw up to 10% of your purchase payments in a Contract Year without incurring a contingent deferred sales charge (the "Free Withdrawal Amount"). The amount available for a free withdrawal at any point in time during a Contract Year is 10% of all purchase payments as of the date of the request less the amount of all free withdrawals made during that Contract Year. You may not carry forward to the next contract year any Free Withdrawal Amount remaining at the end of the current Contract Year. With respect to any withdrawal in excess of the free withdrawal limit in a Contract Year, the contingent deferred sales charge schedule set forth above will apply to the remainder of that withdrawal and all subsequent withdrawals made in the Contract Year.



     Medically Related Withdrawal. Subject to state law, after the first Contract Year and before the Annuity Date, you may withdraw, without incurring a contingent deferred sales charge, all or part of your Contract Value if certain medically related contingencies occur. This free withdrawal is available if you are (1) first confined in a nursing home or hospital while this Contract is in force and remain confined for at least 90 days in a row or (2) first diagnosed as having a fatal illness (an illness expected to result in death within 2 years for 80% of diagnosed cases) while this Contract is in force. The precise terms and conditions of this benefit are set forth in the Contract. It is not available if your age at issue is greater than 75. The medically related contingencies that must be met for free withdrawal vary in some states. The maximum amount that may be withdrawn under this free withdrawal provision is $500,000, including amounts withdrawn from other annuity contracts issued by us and our affiliates containing a comparable free withdrawal provision.



     Disability Related Withdrawal. You may withdraw, without incurring a contingent deferred sales charge, part or all of your Contract Value if you (you or the Annuitant for qualified contracts) become totally disabled as defined in the Contract.

     Other Withdrawals. There is no contingent deferred sales charge imposed upon minimum distributions under qualified contracts which are required by the Code.

     Contract Rider Charges. You may elect to purchase optional contract riders to increase the benefits paid under your Contract. If you purchase any optional contract riders, the charges for which are deducted annually, and make a full surrender of your Contract before the costs for these optional contract riders have been deducted, your Contract Value will be reduced by the accrued costs of the optional contract riders, plus any applicable surrender charge.


     Guaranteed Minimum Step-Up Death Benefit Rider. The current charge for the rider is 0.20% of the average annual Variable Account Value. We may, at our discretion, raise the current charge to a maximum rate of 0.25%.



     Guaranteed Minimum Rising-Floor Death Benefit Rider. The current and guaranteed charge for the rider is 0.35% of the average annual Variable Account Value.



     Estate Enhancement Death Benefit Rider. For Annuitants who are 60 years of age or less, the current charge for the rider is 0.15% of the average Variable Account Value and Fixed Account Value. For Annuitants between the age of 61 and 70 years, the current charge is 0.25% and for Annuitants between the age of 71 and 80, the current charge is 0.55%. The guaranteed maximum charge that we may make for this rider for issue ages of 60 years or less, issue ages between 61 and 70, and issue ages between 71 and 80 are 0.20%, 0.30% and 0.60%, respectively.



     The accumulated charges for the enhanced guaranteed minimum and for the estate enhancement death benefit riders will be made on each contract anniversary and at any time the Variable Account Value is withdrawn or transferred in full. The charge will be deducted by canceling Accumulation Units credited to your Contract, with the charge allocated pro rata among the Subaccounts comprising the Variable Account Value.



     Death Benefit Enhancement Riders. We will calculate a charge on the first day of each calendar month but only if the Death Benefit Enhancement is greater than zero on that day. The monthly charges will be accumulated during a Contract Year and deducted on the contract anniversary. In addition, we will deduct any uncollected rider charges on the date we pay the death benefit under your Contract, the date you elect to begin taking annuity payments or the date you surrender your Contract.



     The charge for any month will be the rate from the tables shown below based on the attained age of the Annuitant as of the prior contract anniversary multiplied by the Death Benefit Enhancement. There is no charge for any month if cumulative prior performance has been positive and there is no Death Benefit Enhancement payable.


     We will deduct the charge by canceling Accumulation Units credited to your Contract, with the charge allocated pro rata among the Subaccounts comprising the Variable Account Value. The charge is the same whether you choose the Rising Floor Plus Death Benefit Enhancement Rider or the Step-Up Plus Death Benefit Enhancement Rider.

Attained Age   Monthly Charge per $1,000 of Benefit
------------   ------------------------------------
Less than 40                  $ 0.208
    40-44                       0.208
    45-49                       0.333
    50-54                       0.458
    55-59                       0.708
    60-64                       1.083
    65-69                       1.667
    70-74                       2.708
    75-79                       4.250
    80-84                       7.083
    85-89                      11.000
    90-94                      17.292

     Optional Guaranteed Minimum Accumulation Benefit Rider. The rider charge for this benefit, to be assessed annually, will be a percentage of the monthly Contract Value that is allocated to the variable sub-accounts. The current effective annual charge for this agreement is .50% and may not be increased beyond the maximum of 1.00%. If a step-up benefit is elected, the monthly charge may be increased, but not above the then current charge applicable to the class of Contract Owners then electing such benefit. We will deduct any accrued, but uncollected rider charges on the date you surrender your Contract or upon your death as of the date of surrender or death. No rider charge will be imposed upon annuitization.



     Optional Combined Minimum Accumulation Benefit and Guaranteed Minimum Withdrawal Benefit Rider. The rider charge for this package of enhancements, to be assessed annually, will be a percentage of the monthly Contract Value that is allocated to the variable sub-accounts. The current effective annual charge for this agreement is 0.65% for a Single Life Guarantee and 0.85% for a Joint Life Guarantee, and may not be increased beyond the maximum of 1.00%. If a step-up benefit is elected, the monthly charge may be increased, but not above the then current charge applicable to the class of Contract Owners then electing such benefit. We will deduct any accrued, but uncollected rider charges on the date you surrender your Contract or upon your death as of the date of surrender or death. No rider charge will be imposed upon annuitization.



     Guaranteed Lifetime Withdrawal Benefit Rider. On an annual basis the rider charge for this benefit will be a percentage of the monthly average of the withdrawal base and will be deducted from the contract value. The current effective annual charge for the Rider is 0.65% for a Single Life Guarantee and 0.85% for a Joint Life Guarantee and neither may be increased beyond a maximum of 1.25%. If the step-up benefit is elected, the rider charge may be increased, but not above the then current charge applicable to the class of Contact Owners then electing this benefit. We will deduct any accrued, but uncollected rider charges on the date you surrender your Contract or upon your death as of the date of surrender or death. No rider charge will be imposed upon annuitization.



     Underlying Fund Charges. The Funds assess fees and charges that you pay indirectly through your investment subaccount. For more information about these fees see EXPENSES in this prospectus and the fee table in a Fund's prospectus.


     Premium Taxes. Some states and municipalities impose premium taxes on purchase payments received by insurance companies. Generally, any premium taxes payable will be deducted upon annuitization, although we reserve the right to deduct such taxes when due in jurisdictions that impose such taxes on purchase payments. Currently, state premium taxes on purchase payments range from 0% to 3 1/2%.


     The Company or an affiliate may receive asset-based compensation from the Funds' advisors or their affiliates for, among other things, customer service and recordkeeping services with respect to those assets. These payments are not charges under your Contract and do not increase the Underlying Fund or Contract charges described in this section or in the fee table.


MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS

General Information

     You may allocate or transfer your Account Value to one or more of the following fixed interest accounts: (1) the Three Year Fixed Interest Account;
(2) the Five Year Fixed Interest Account; and (3) the Seven Year Fixed Interest Account. We periodically declare an effective annual interest rate applicable to allocations to the various fixed interest accounts. For each amount allocated to one of the fixed interest accounts, interest will be credited at an annual effective interest rate declared by us each month. The declared rate of interest will apply through the end of the thirty-six month, sixty month or eighty-four month period, as applicable, which begins on the first day of the calendar month in which the allocation is made. We guarantee an effective annual rate of interest on allocations to all fixed interest accounts of not less than 3%. We reserve the right to reduce our guaranteed minimum interest rate if permitted by your state. If required by law, we will notify you in advance of any such charge.

     You may transfer amounts held in the fixed interest accounts to Subaccounts or to another fixed interest account, subject to the provisions of your Contract. A premature withdrawal charge may be deducted from the interest earned on any amount that is withdrawn from the Three Year Fixed Interest Account, the Five Year Fixed Interest Account or the Seven Year Fixed Interest Account during the period for which an interest rate is guaranteed. The premature withdrawal charge will be determined by multiplying the premature withdrawal rate by the premature withdrawal amount. The premature withdrawal rate equals one-half of the most recent effective annual interest rate then applicable to the fixed interest account from which the withdrawal is being made (i.e., 6 months' interest). The premature withdrawal amount equals (a) minus the greater of (b) or (c) where: (a) is the total amount withdrawn from the fixed interest accounts; (b) is the amount for which the declared effective annual interest rate has expired in the immediately preceding 25 days (which reflects that you may make withdrawals up to 25 days after the maturity of a fixed interest account without application of the premature withdrawal charge); and (c) is 10% of purchase payments less any previous amount withdrawn from the Contract in that contract year. In no event will the premature withdrawal charge invade the Contract Owner's principal investment in the applicable fixed interest account. In no event will the sum of the premature withdrawal charge and the contingent deferred sales charge exceed 10% of the amount withdrawn. In accordance with state law, we may defer a withdrawal or transfer from a fixed interest account for up to six months if we reasonably determine that investment conditions are such that an orderly sale of assets in our general account is not feasible.



     If you participate in our dollar cost averaging program, you may allocate money to a Six Month or Twelve Month Dollar Cost Averaging Account in our fixed interest account. The interest rate that you earn is set at the time that you invest and will not vary during the period. The rate will never be less than 3%, unless applicable law permits a reduction. If you stop dollar cost averaging while the money is allocated to a Dollar Cost Averaging Account, your money will be transferred to the Money Market Subaccount.


     You may transfer money in the fixed interest accounts to Subaccounts of the Separate Account, subject to the provisions of your Contract. If you do not withdraw or reallocate money in a fixed interest account within 25 days after the end of that account's interest period, we will treat it as a new allocation to that fixed account. The One Year Fixed Interest Account is not available to Contracts issued on or after August 11, 2003.

Loans Under Section 403(b) Contracts

     If your Contract qualifies under Section 403(b) of the Code, and if state law permits, you may be able to borrow against money that you have invested in a fixed interest account. Review your Contract loan endorsement or consult our representative for a complete description of the terms of the loan privilege, including minimum and maximum loan amounts, repayment terms, and restrictions on prepayments.


     When you borrow, an amount equal to your loan will be transferred, as collateral, from your Separate Account Subaccounts to an account in our general account called the "Restricted Account." Amounts transferred to the Restricted Account currently earn interest at a rate of 1 1/2 percentage points less than the rate of interest that we charge you on the loan. The lowest possible interest that you could earn on your Restricted Account assets is 2 1/2 percentage points less than the rate charged on the loan. On your contract anniversary, the accrued interest in the Restricted Account will be transferred to your Separate Account Subaccounts in accordance with your current payment allocation instructions.


     Loan repayments are due quarterly. When you repay part of your loan, we transfer an amount equal to the principal portion of the repayment from the Restricted Account to the Money Market Subaccount. You may then transfer amounts from the Money Market Subaccount to the other investment options offered under the Contract.


     If you are in default, we will report the default to the Internal Revenue Service as a taxable distribution and, if you are then under age 59 1/2, as a premature distribution that may be subject to a 10% penalty. We will repay the loan by withdrawing the amount in default, plus interest and any applicable contingent deferred sales charge, from your Separate Account Subaccounts in accordance with your loan request and agreement. If Section 403(b) prevents us from doing this, your outstanding loan balance will continue to accrue interest and the amount due will be withdrawn when a withdrawal becomes permissible. While a loan balance is outstanding, any withdrawal or death benefit proceeds must first be used to pay the loan.

     Loans are subject to the terms of your Contract, your Section 403(b) plan and the Internal Revenue Code, and, in the case of plans subject to the Employee Retirement Income Security Act of 1974 ("ERISA"), the ERISA regulations on plan loans, all of which may impose restrictions. We reserve the right to suspend, modify or terminate the availability of loans. Where there is a plan fiduciary, it is the responsibility of the fiduciary to ensure that any contract loans comply with plan qualification requirements, including ERISA.


FEDERAL INCOME TAX CONSIDERATIONS


     The following is a general summary of some federal income tax considerations. It is based on the law in effect on the date of this prospectus, which may change, and does not address state or local tax laws. For further information, you should consult qualified tax counsel.


     You pay no federal income tax on increases in the value of your Contract until money is distributed to you or your Beneficiary as a withdrawal, death benefit or an annuity payment.

     Withdrawals and Death Benefits. You may pay tax on a withdrawal, and your Beneficiary may pay tax on a death benefit. The taxable portion of these payments generally will be the amount by which the payment exceeds your cost. Thus, you or your Beneficiary generally will have taxable income to the extent that your Contract Value exceeds your purchase payments. Ordinary income tax rates apply. If you designate a Beneficiary who is either your grandchild or is more than 37 1/2 years younger than you, you may be subject to the Generation Skipping Transfer Tax under Section 2601 of the Code.

     In the case of a nonqualified Contract and death of an Annuitant who was not the Contract Owner, an election to receive the death benefit in the form of annuity payment must be made within 60 days. If such election is not made, the gain from the Contract will generally be taxed as a lump sum payment, as described in the preceding paragraph.

     Annuity Payments. The taxable portion of an annuity payment generally is determined by a formula that establishes the ratio of the cost basis of the Contract (as adjusted for any refund feature) to the expected return under the Contract. The taxable portion, which is the amount of the annuity payment in excess of the cost basis, is taxed at ordinary income tax rates.

     Subject to certain exceptions, a Contract must be held by or on behalf of a natural person in order to be treated as an annuity contract under federal income tax law and to be accorded the tax treatment described in the preceding paragraphs. If a Contract is not treated as an annuity contract for federal income tax purposes, the income on the Contract is treated as ordinary income received or accrued by the Contract Owner during the taxable year.


     If your nonqualified Contract contains a Guaranteed Minimum Withdrawal Benefit Rider, certain rules may apply. It is not clear whether guaranteed minimum withdrawal benefit payments made during the settlement or income (payout) phase may be taxed as either withdrawals or annuities. In view of this uncertainty, we intend to adopt a conservative approach and treat guaranteed minimum withdrawal payments during the settlement phase under nonqualified Contracts as withdrawals. Consult a tax advisor before purchasing a Guaranteed Minimum Withdrawal Benefit Rider or option.


     Early Withdrawals. An additional income tax of 10% may be imposed on the taxable portion of an early withdrawal or distribution unless one of several exceptions apply. Generally, there will be no additional income tax on:

     - early withdrawals that are part of a series of substantially equal periodic payments (not less frequently than annually) made for life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and a Beneficiary;

     -    withdrawals made on or after age 59 1/2;

     -    distributions made after death; or

     -    withdrawals attributable to total and permanent disability.

     Transfers. You may pay tax if you transfer your Contract to someone else. If the transfer is for less than adequate consideration, the taxable portion would be the Contract Value at the time of transfer over the investment in the Contract at such time. This rule does not apply to transfers between spouses or to transfers incident to a divorce.

     Separate Account Diversification. Section 817(h) of the Code provides that the investments of a separate account underlying a variable annuity contract which is not purchased under a qualified retirement plan or certain other types of plans (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) must be "adequately diversified" in order for the Contract to be treated as an annuity contract for tax purposes. The Treasury Department has issued regulations prescribing such diversification requirements. The Separate Account, through each of the available funds of the Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II, and Van Kampen's The Universal Institutional Funds, Inc. intends to comply with those requirements. The requirements are briefly discussed in the accompanying prospectuses for the underlying funds.


     The Treasury Department has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. If a variable contract owner is treated as owner of separate account assets, income and gain from the assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular Subaccounts without being treated as owners of the underlying shares. No such regulations have been issued to date. The Internal Revenue Service has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 subaccounts and make not more than one transfer per month without charge did not result in the owner of a contract being treated as the owner of the assets in the subaccount under the investment control doctrine.



     The ownership rights under your Contact are similar to, but different in certain respects from, those described by the IRS in Revenue Ruling 2003-91 and other rulings in which it was determined that contract owners were not owners of the subaccount assets. Although we do not believe this to be the case, these differences could result in Contact owners being treated as the owners of the assets of the Subaccounts under the Contract. We, therefore, reserve the right to modify the Contact as necessary to attempt to prevent the owners of the Contact from being considered the owners of a pro rata share of the assets of the Subaccounts under the Contact. It is possible that when regulations or additional rulings are issued, the Contracts may need to be modified to comply with them.


     Qualified Plans. The Contracts may be used in connection with certain retirement plans that qualify for special tax treatment under the Code. The plans include rollover individual retirement annuities qualified under Section 408(b) of the Code (referred to as IRAs) and certain tax deferred annuities qualified under Section 403(b) of the Code. Qualified Contracts have special provisions in order to be treated as qualified under the Code.

     For some types of qualified retirement plans, there may be no cost basis in the Contract. In this case, the total payments received may be taxable. Before purchasing a contract under a qualified retirement plan, the tax law provisions applicable to the particular plan should be considered.


     Distribution must generally commence from individual retirement annuities and from Contracts qualified under Section 403(b) no later than the April 1 following the calendar year in which the Contract Owner attains age 70 1/2. Failure to make such required minimum distributions may result in a 50% tax on the amount of the required distribution.



     If your qualified Contract contains a Guaranteed Minimum Withdrawal Benefit Rider, certain rules may apply. If you elect a guaranteed minimum withdrawal benefit and your minimum required distribution amount exceeds your guaranteed withdrawal amount, you will have to withdraw more than the guaranteed withdrawal amount to avoid imposition of a 50% excise tax. It is not clear whether guaranteed minimum withdrawal benefit payments made during the settlement phase will be taxed as withdrawals or as annuity payments. In view of this uncertainty, we will apply the non-annuity rules for determining minimum required distributions, meaning that a percentage of the value of all benefits under the Contract will need to be withdrawn each year. The value may have to include the value of enhanced death benefits and other optional contract provisions such as the Guaranteed Minimum Withdrawal Benefit Rider itself.


     Generally, under a nonqualified annuity or rollover individual retirement annuity qualified under Section 408(b), unless the Contract Owner elects to the contrary, any amounts that are received under the Contract that the Company believes are includable in gross income for tax purposes will be subject to mandatory withholding to meet federal income tax obligations. The same treatment will apply to distributions from a Section 403(b) annuity that are payable as an annuity for the life or life expectancy of one or more individuals, or for a period of at least 10 years, or are required minimum distributions. Other distributions from a qualified plan or a Section 403(b) annuity are subject to mandatory withholding, unless an election is made to receive the distribution as a direct rollover to another eligible retirement plan.

     This general summary of federal income tax does not address every issue that may affect you. You should consult qualified tax counsel.

Distribution Arrangements


     Penn Mutual has a distribution agreement with Hornor, Townsend & Kent, Inc. ("HTK") to act as principal underwriter for the distribution and sale of the Contracts. HTK is a wholly-owned subsidiary of Penn Mutual and is located at 600 Dresher Road, Suite C1C, in Horsham, Pennsylvania, 19044. HTK sells the Contracts through its sales representatives. HTK has also entered into selling agreements with other broker-dealers who in turn sell the Contracts through their sales representatives. HTK is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").


     Penn Mutual enters into selling agreements with HTK and other broker-dealers whose registered representatives are authorized by state insurance and securities departments to solicit applications for the Contracts. Sales and renewal compensation are paid to these broker-dealers for soliciting applications as premium-based commission, asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two. Premium-based commissions on purchase payments made under the Contract will not exceed 5% and trailer commissions based on a percentage of Contract Value, other allowances and overrides may be paid.

     In addition to or partially in lieu of commission, Penn Mutual may also make override payments and pay expense allowances and reimbursements, bonuses, wholesaler fees, and training and marketing allowances. Such payments may offset broker-dealer expenses in connection with activities they are required to perform, such as educating personnel and maintaining records. Registered representatives may also receive non-cash compensation such as expense-paid educational or training seminars involving travel within and outside the U.S. or promotional merchandise.


     Such additional compensation may give Penn Mutual greater access to registered representatives of the broker-dealers that receive such compensation. While this greater access provides the opportunity for training and other educational programs so that your registered representative may serve you better, this additional compensation also may afford Penn Mutual a "preferred" status at the recipient broker-dealer (along with other product vendors that provide similar support) and offer some other marketing benefit such as web site placement, access to registered representative lists, extra marketing assistance, or other heightened visibility and access to the broker-dealer's sales force that otherwise influences the way that the broker-dealer and the registered representative market the contracts.


     Finally, within certain limits imposed by the NASD, registered representatives who are associated with HTK, as a Penn Mutual broker-dealer affiliate, may qualify for sales incentive programs and other benefits sponsored by Penn Mutual. These HTK registered representatives are also agents of Penn Mutual and upon achievement of specified annual sales goals may be eligible for compensation in addition to the amounts stated above, including bonuses, fringe benefits, financing arrangements, conferences, trips, prizes and awards.

     All of the compensation described in this section, and other compensation or benefits provided by Penn Mutual or its affiliates, may be more or less than the overall compensation on similar or other products and may influence your registered representative or broker-dealer to present this Contract rather than other investment options.


     Individual registered representatives typically receive a portion of the compensation that is paid to the broker-dealer in connection with the Contract, depending on the agreement between the registered representative and their broker-dealer firm. Penn Mutual is not involved in determining that compensation arrangement, which may present its own incentives or conflicts. You may ask your registered representative how he/she will be compensated for the transaction.

STATEMENT OF ADDITIONAL INFORMATION CONTENTS


VARIABLE ANNUITY PAYMENTS................................................   B-2
   First Variable Annuity Payments.......................................   B-2
   Subsequent Variable Annuity Payments..................................   B-2
   Annuity Units.........................................................   B-2
   Value of Annuity Units................................................   B-2
   Net Investment Factor.................................................   B-2
   Assumed Interest Rate.................................................   B-3
   Valuation Period......................................................   B-3

ADMINISTRATIVE AND RECORDKEEPING SERVICES................................   B-3

DISTRIBUTION OF CONTRACTS................................................   B-3

CUSTODIAN................................................................   B-3

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM............................   B-4

LEGAL MATTERS............................................................   B-4

FINANCIAL STATEMENTS.....................................................   B-4

                                   APPENDIX A

     This Appendix contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Subaccounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are included in the Statement of Additional Information.

PENN SERIES MONEY MARKET FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                     Year Ended December 31,
                                       --------------------------------------------------
                                         2006       2005       2004      2003     2002(a)
                                       --------   --------   -------   -------   --------
Accumulation Unit Value,
   beginning of period .............   $ 10.043   $  9.910   $ 9.959   $10.018   $ 10.000
Accumulation Unit Value,
   end of period ...................   $ 10.358   $ 10.043   $ 9.910   $ 9.959   $ 10.018
Number of Accumulation Units
   outstanding, end of period ......    443,222    134,914   105,766    66,324    126,466


----------
(a) For the period January 14, 2002 (date Subaccount was established) through December 31, 2002.

PENN SERIES LIMITED MATURITY BOND FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                     Year Ended December 31,
                                       ---------------------------------------------------
                                         2006       2005       2004       2003     2002(a)
                                       --------   --------   --------   --------   -------
Accumulation Unit Value,
   beginning of period .............   $ 10.697   $ 10.625   $ 10.536   $ 10.388   $10.000
Accumulation Unit Value,
   end of period ...................   $ 11.017   $ 10.697   $ 10.625   $ 10.536   $10.388
Number of Accumulation Units
   outstanding, end of period ......    431,802    261,235    227,737    120,959    48,398


----------
(a) For the period January 14, 2002 (date Subaccount was established) through December 31, 2002.

PENN SERIES QUALITY BOND FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                       Year Ended December 31,
                                       ------------------------------------------------------
                                          2006        2005       2004       2003      2002(a)
                                       ----------   --------   --------   --------   --------
Accumulation Unit Value,
   beginning of  period ............   $   11.176   $ 11.062   $ 10.730   $ 10.254   $ 10.000
Accumulation Unit Value,
   end of period ...................   $   11.594   $ 11.176   $ 11.062   $ 10.730   $ 10.254
Number of Accumulation Units,
   outstanding, end of period ......    1,287,034    870,038    633,023    412,812    156,631


----------
(a) For the period January 14, 2002 (date Subaccount was established) through December 31, 2002.

PENN SERIES HIGH YIELD BOND FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                     Year Ended December 31,
                                       ---------------------------------------------------
                                         2006       2005       2004       2003     2002(a)
                                       --------   --------   --------   --------   --------
Accumulation Unit Value,
   beginning of period .............   $ 13.555   $ 13.338   $ 12.223   $ 10.072   $10.000
Accumulation Unit Value,
   end of period ...................   $ 14.691   $ 13.555   $ 13.338   $ 12.223   $10.072
Number of Accumulation Units
   outstanding, end of period ......    347,051    273,807    212,847    138,171    31,807


----------
(a) For the period January 14, 2002 (date Subaccount was established) through December 31, 2002.

PENN SERIES FLEXIBLY MANAGED FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                          Year Ended December 31,
                                       -------------------------------------------------------------
                                          2006         2005          2004         2003       2002(a)
                                       ----------   ----------   -----------   ----------   --------
Accumulation Unit Value,
   beginning of period .............   $   15.872   $   14.932   $    12.776   $    9.977   $ 10.000
Accumulation Unit Value,
   end of period ...................   $   18.048   $   15.872   $    14.932   $   12.776   $  9.977
Number of Accumulation Units
   outstanding, end of period ......    7,029,665    4,546,214     2,623,676    1,083,239    440,936


----------
(a) For the period January 14, 2002 (date Subaccount was established) through December 31, 2002.

PENN SERIES GROWTH STOCK FUND SUBACCOUNT (a)
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                    Year Ended December 31,
                                       -------------------------------------------------
                                         2006       2005       2004      2003    2002(b)
                                       --------   --------   -------   -------   -------
Accumulation Unit Value,
   beginning of period .............   $  8.341   $  7.973   $ 7.229   $ 6.528   $10.000
Accumulation Unit Value,
   end of period ...................   $  9.291   $  8.341   $ 7.973   $ 7.229   $ 6.528
Number of Accumulation Units
   outstanding, end of period ......    538,115    164,528    89,925    60,981    33,212


----------
(a)  Penn Series Growth Equity Fund Subaccount prior to August 1, 2004.

(b) For the period January 14, 2002 (date Subaccount was established) through December 31, 2002.

PENN SERIES LARGE CAP VALUE FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                     Year Ended December 31,
                                       ---------------------------------------------------
                                         2006       2005       2004       2003     2002(a)
                                       --------   --------   --------   --------   -------
Accumulation Unit Value,
   beginning of period .............   $ 12.010   $ 11.829   $ 10.635   $  8.446   $10.000
Accumulation Unit Value,
   end of period ...................   $ 14.000   $ 12.010   $ 11.829   $ 10.635   $ 8.446
Number of Accumulation Units
   outstanding, end of period ......    540,238    445,177    318,703    226,386    69,058


----------
(a) For the period January 14, 2002 (date Subaccount was established) through December 31, 2002.

PENN SERIES LARGE CAP GROWTH FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                     Year Ended December 31,
                                       ---------------------------------------------------
                                         2006       2005       2004       2003     2002(a)
                                       --------   --------   --------   --------   -------
Accumulation Unit Value,
   beginning of period .............   $ 11.054   $ 11.082   $ 10.348   $  8.359   $10.000
Accumulation Unit Value,
   end of period ...................   $ 11.298   $ 11.054   $ 11.082   $ 10.348   $ 8.359
Number of Accumulation Units
   outstanding, end of period ......    299,021    260,828    212,018    122,942    27,553


----------
(a) For the period January 14, 2002 (date Subaccount was established) through December 31, 2002.

PENN SERIES INDEX 500 FUND SUBACCOUNT (a)
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                     Year Ended December 31,
                                       ---------------------------------------------------
                                         2006       2005       2004       2003     2002(a)
                                       --------   --------   --------   --------   -------
Accumulation Unit Value,
   beginning of period .............   $ 10.973   $ 10.656   $  9.786   $  7.733   $10.000
Accumulation Unit Value,
   end of period ...................   $ 12.478   $ 10.973   $ 10.656   $  9.786   $ 7.733
Number of Accumulation Units
   outstanding, end of period ......    799,982    459,187    393,596    231,637    79,093


----------
(a) For the period January 14, 2002 (date Subaccount was established) through December 31, 2002.

PENN SERIES MID CAP GROWTH FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                     Years Ended December 31,
                                       ---------------------------------------------------
                                         2006       2005       2004       2003     2002(a)
                                       --------   --------   --------   --------   -------
Accumulation Unit Value,
   beginning of period .............   $ 11.848   $ 10.686   $  9.735   $  6.616   $10.000
Accumulation Unit Value,
   end of period ...................   $ 12.473   $ 11.848   $ 10.686   $  9.735   $ 6.616
Number of Accumulation Units
   outstanding, end of period ......    372,622    266,938    231,705    156,766    60,058


----------
(a) For the period January 14, 2002 (date Subaccount was established) through December 31, 2002.

PENN SERIES MID CAP VALUE FUND SUBACCOUNT (a)
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                     Year Ended December 31,
                                       --------------------------------------------------
                                         2006       2005       2004       2003    2002(a)
                                       --------   --------   --------   -------   -------
Accumulation Unit Value,
   beginning of period .............   $ 16.546   $ 14.944   $ 12.309   $ 9.127   $10.000
Accumulation Unit Value,
   end of period ...................   $ 18.169   $ 16.546   $ 14.944   $12.309   $ 9.127
Number of Accumulation Units
   outstanding, end of period ......    299,255    245,183    143,970    89,541    31,082


----------
(a) For the period January 14, 2002 (date Subaccount was established) through December 31, 2002.

PENN SERIES STRATEGIC VALUE FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                     Year Ended December 31,
                                       --------------------------------------------------
                                         2006       2005       2004       2003    2002(a)
                                       --------   --------   --------   -------   -------
Accumulation Unit Value, beginning
   of period .......................   $ 13.678   $ 12.826   $ 10.473   $ 8.492   $10.000
Accumulation Unit Value, end of
   period ..........................   $ 15.130   $ 13.678   $ 12.826   $10.473   $ 8.492
Number of Accumulation Units
   outstanding, end of period ......    215,477    209,388    176,078    88,669    24,200


----------
(a) For the period January 14, 2002 (date Subaccount was established) through December 31, 2002.

PENN SERIES SMALL CAP GROWTH FUND SUBACCOUNT(a)
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                     Year Ended December 31,
                                       ---------------------------------------------------
                                         2006       2005       2004       2003     2002(b)
                                       --------   --------   --------   --------   -------
Accumulation Unit Value, beginning
   of period .......................   $  9.574   $  9.140   $  8.469   $  5.825   $10.000
Accumulation Unit Value, End of
   period ..........................   $  9.321   $  9.574   $  9.140   $  8.469   $ 5.825
Number of Accumulation Units
   outstanding, end of period ......    392,912    230,109    178,828    100,842    42,618


----------
(a)  Penn Series Emerging Growth Fund Subaccount prior to August 1, 2004.

(b) For the period January 14, 2002 (date Subaccount was established) through December 31, 2002.

PENN SERIES SMALL CAP VALUE FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                     Year Ended December 31,
                                       ---------------------------------------------------
                                         2006       2005       2004       2003     2002(a)
                                       --------   --------   --------   --------   -------
Accumulation Unit Value, beginning
   of period .......................   $ 16.119   $ 15.775   $ 13.932   $  8.085   $10.000
Accumulation Unit Value, End of
   period ..........................   $ 18.658   $ 16.119   $ 15.775   $ 13.932   $ 8.085
Number of Accumulation Units
   outstanding, end of period ......    563,611    382,604    286,395    186,040    78,407


----------
(a) For the period January 14, 2002 (date Subaccount was established) through December 31, 2002.

PENN SERIES INTERNATIONAL EQUITY FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                     Year Ended December 31,
                                       --------------------------------------------------
                                         2006       2005       2004       2003    2002(a)
                                       --------   --------   --------   -------   -------
Accumulation Unit Value, beginning
   of period .......................   $ 17.570   $ 15.266   $ 11.914   $ 9.099   $10.000
Accumulation Unit Value, End of
   period ..........................   $ 22.573   $ 17.570   $ 15.266   $11.914   $ 9.099
Number of Accumulation Units
outstanding, end of period .........    682,331    294,954    168,411    81,778    21,371


----------
(a) For the period January 14, 2002 (date Subaccount was established) through December 31, 2002.

PENN SERIES REIT FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                     Year Ended December 31,
                                       --------------------------------------------------
                                         2006       2005       2004       2003    2002(a)
                                       --------   --------   --------   -------   -------
Accumulation Unit Value, beginning
   of period .......................   $ 18.183   $ 16.330   $ 12.225   $ 9.155   $10.000
Accumulation Unit Value, end of
   period ..........................   $ 23.730   $ 18.183   $ 16.330   $12.225   $ 9.155
Number of Accumulation Units
   outstanding, end of period ......    242,019    149,229    109,261    67,448    22,404


----------
(a) For the period January 14, 2002 (date Subaccount was established) through December 31, 2002.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST BALANCED PORTFOLIO SUBACCOUNT Values of an Accumulation Unit Outstanding Throughout Each Period


                                                    Year Ended December 31,
                                       ------------------------------------------------
                                         2006       2005      2004      2003    2002(a)
                                       --------   -------   -------   -------   -------
Accumulation Unit Value, beginning
   of period .......................   $ 11.109   $10.323   $ 9.582   $ 8.361   $10.000
Accumulation Unit Value, end of
   period ..........................   $ 12.117   $11.109   $10.323   $ 9.582   $ 8.361
Number of Accumulation Units
   outstanding, end of period ......    104,040    95,638    82,020    51,929    13,131


----------
(a) For the period January 14, 2002 (date Subaccount was established) through December 31, 2002.

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS EQUITY-INCOME PORTFOLIO SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                     Year Ended December 31,
                                       ---------------------------------------------------
                                         2006       2005       2004       2003     2002(a)
                                       --------   --------   --------   --------   -------
Accumulation Unit Value, beginning
   of period .......................   $ 12.267   $ 11.756   $ 10.695   $  8.326   $10.000
Accumulation Unit Value, end of
   period ..........................   $ 14.533   $ 12.267   $ 11.756   $ 10.695   $ 8.326
Number of Accumulation Units
   outstanding, end of period ......    550,296    368,763    268,379    166,531    79,117


----------
(a) For the period January 14, 2002 (date Subaccount was established) through December 31, 2002.

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS GROWTH PORTFOLIO SUBACCOUNT Values of an Accumulation Unit Outstanding Throughout Each Period


                                                     Year Ended December 31,
                                       ---------------------------------------------------
                                         2006       2005       2004       2003     2002(a)
                                       --------   --------   --------   --------   -------
Accumulation Unit Value, beginning
   of period .......................   $  9.655   $  9.259   $  9.087   $  6.940   $10.000
Accumulation Unit Value, end of
   period ..........................   $ 10.168   $  9.655   $  9.259   $  9.087   $ 6.940
Number of Accumulation Units
   outstanding, end of period ......    307,957    257,397    242,842    167,561    80,565


----------
(a) For the period January 14, 2002 (date Subaccount was established) through December 31, 2002.

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS II ASSET MANAGER PORTFOLIO SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                   Year Ended December 31,
                                       -----------------------------------------------
                                         2006      2005      2004      2003    2002(a)
                                       -------   -------   -------   -------   -------
Accumulation Unit Value, beginning
   of period .......................   $11.165   $10.887   $10.473   $ 9.007   $10.000
Accumulation Unit Value, end of
   period ..........................   $11.809   $11.165   $10.887   $10.473   $ 9.007
Number of Accumulation Units
   outstanding, end of period ......    85,065    84,405    55,358    44,735    16,465


----------
(a) For the period January 14, 2002 (date Subaccount was established) through December 31, 2002.

VAN KAMPEN'S UNIVERSAL INSTITUTIONAL FUNDS EMERGING MARKETS EQUITY
     (INTERNATIONAL) PORTFOLIO SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                    Year Ended December 31,
                                       ------------------------------------------------
                                         2006       2005      2004      2003    2002(a)
                                       --------   -------   -------   -------   -------
Accumulation Unit Value, beginning
   of period .......................   $ 20.656   $15.656   $12.902   $ 8.746   $10.000
Accumulation Unit Value, end of
   period ..........................   $ 27.921   $20.656   $15.656   $12.902   $ 8.746
Number of Accumulation Units
   outstanding, end of period ......    159,314    70,164    40,859    21,185     7,511


----------
(a) For the period January 14, 2002 (date Subaccount was established) through December 31, 2002.

STATEMENT OF ADDITIONAL INFORMATION - MAY 1, 2007


PENNFREEDOM

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
THE PENN MUTUAL LIFE INSURANCE COMPANY
PHILADELPHIA, PENNSYLVANIA 19172 - TELEPHONE (800) 523-0650

INDIVIDUAL VARIABLE AND FIXED ANNUITY CONTRACT


This statement of additional information is not a prospectus. It should be read in conjunction with the current Prospectus dated May 1, 2007 for the individual variable and fixed annuity contract (the "Contract"). The Contract is funded through Penn Mutual Variable Annuity Account III (referred to as the "Separate Account" in the Prospectus and this Statement of Additional Information). To obtain the Prospectus you may write to The Penn Mutual Life Insurance Company ("Penn Mutual" or the "Company"), Customer Service Group, Philadelphia, PA 19172 or visit our web site at www.pennmutual.com or you may call (800) 523-0650. Terms used in this Statement of Additional Information have the same meaning as in the Prospectus.


TABLE OF CONTENTS


VARIABLE ANNUITY PAYMENTS.................................................   B-2
   First Variable Annuity Payment.........................................   B-2
   Subsequent Variable Annuity Payments...................................   B-2
   Annuity Units..........................................................   B-2
   Value of Annuity Units.................................................   B-2
   Net Investment Factor..................................................   B-2
   Assumed Interest Rate..................................................   B-3
   Valuation Period.......................................................   B-3
ADMINISTRATIVE AND RECORDKEEPING SERVICES.................................   B-3
DISTRIBUTION OF CONTRACTS.................................................   B-3
CUSTODIAN.................................................................   B-3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.............................   B-4
LEGAL MATTERS.............................................................   B-4
FINANCIAL STATEMENTS......................................................   B-4

VARIABLE ANNUITY PAYMENTS

FIRST VARIABLE ANNUITY PAYMENT

     When a variable annuity is effected, we will first deduct applicable premium taxes, if any, from the Contract Value. The dollar amount of the first monthly annuity payment will be determined by applying the net Contract Value to the annuity table set forth in the contract for the annuity option chosen. The annuity tables show the amount of the first monthly income payment under each annuity option for each $1,000 of value applied, based on the Annuitant's age at the Annuity Date. The annuity tables are based on the Annuity 2000 Basic Table with interest rates at 3% or 5%.

SUBSEQUENT VARIABLE ANNUITY PAYMENTS

     The dollar amount of subsequent variable annuity payments will vary in accordance with the investment experience of the Subaccount(s) of the Separate Account applicable to the annuity. Each subsequent variable annuity payment will equal the number of annuity units credited, multiplied by the value of the annuity unit for the Valuation Period. Penn Mutual guarantees that the amount of each subsequent annuity payment will not be affected by variations in expense or mortality experience.

ANNUITY UNITS

     For each Subaccount selected, the number of annuity units is the amount of the first annuity payment allocated to the Subaccount divided by the value of an annuity unit for the Subaccount on the Annuity Date. The number of your annuity units will not change as a result of investment experience.

VALUE OF ANNUITY UNITS

     The value of an annuity unit for each Subaccount was arbitrarily set at $10 when the Subaccount was established. The value may increase or decrease from one Valuation Period to the next. For a Valuation Period, the value of an annuity unit for a Subaccount is the value of an annuity unit for the Subaccount for the last prior Valuation Period multiplied by the net investment factor for the Subaccount for the Valuation Period. The result is then multiplied by a factor to neutralize an assumed interest rate of 3% or 5%, as applicable, built into the annuity tables.

NET INVESTMENT FACTOR

     For any Subaccount, the net investment factor for a Valuation Period is determined by dividing (a) by (b) and subtracting (c):

WHERE (A) IS:

     The net asset value per share of the mutual fund held in the Subaccount, as of the end of the Valuation Period.

     plus

     The per share amount of any dividend or capital gain distributions by the mutual fund if the "ex-dividend" date occurs in the Valuation Period.

     plus or minus

     A per share charge or credit, as we may determine as of the end of the Valuation Period, for provision for taxes (if applicable).

WHERE (B) IS:

     The net asset value per share of the mutual fund held in the Subaccount as of the end of the last prior Valuation Period.

     plus or minus

     The per share charge or credit for provision for taxes as of the end of the last prior Valuation Period (if applicable).

WHERE (C) IS:

     The sum of the mortality and expense risk charge and the daily administration charge. On an annual basis, the sum of such charges equals 1.45% of the daily net asset value of the Subaccount.

ASSUMED INTEREST RATE

     Assumed interest rates of 3% or 5% are included in the annuity tables in the contracts. A higher assumption would mean a higher first annuity payment but more slowly rising or more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual net investment rate on an annual basis is equal to the assumed interest rate you have selected, annuity payments will be level.

VALUATION PERIOD

     Valuation Period is the period from one valuation of underlying fund assets to the next. Valuation is performed each day the New York Stock Exchange is open for trading.


TRANSACTION VALUATION



     Your assets in the Separate Account are held as Accumulation Units of the Subaccounts that you select. We value Accumulation Units as of the close of regular trading on the New York Stock Exchange ("NYSE") (generally, 4:00 p.m.
ET). When you invest in, withdraw from or transfer money to a Subaccount, you receive the Accumulation Unit value next computed after we receive and accept your purchase payment or your withdrawal or transfer request at our Administrative Office. Allocation, withdrawal and transfer instructions received at our Administrative Office after the close of regular trading on the NYSE will be valued based on the Accumulation Unit value computed as of the close of regular trading on the next NYSE business day. In order to receive a day's closing price, instructions sent by facsimile transmission must be received by our fax server prior to the close of regular trading on that day. Telephone instructions must be received in full, containing all required information and confirmed back to the caller prior to the close of regular trading in order to receive that day's closing price.


ADMINISTRATIVE AND RECORDKEEPING SERVICES

     Penn Mutual performs all data processing, recordkeeping and other related services with respect to the Contracts and the Separate Accounts.

DISTRIBUTION OF CONTRACTS


     Hornor, Townsend & Kent, Inc. ("HTK"), a wholly owned subsidiary of The Penn Mutual Life Insurance Company ("Penn Mutual"), serves as principal underwriter of the Contracts. The address of HTK is 600 Dresher Road, Horsham, PA 19044. For 2006, 2005 and 2004, Penn Mutual paid commissions of approximately $94,019, $66,601 and $66,520 to HTK, respectively.


     The Contracts will be distributed by HTK through broker-dealers. Total commissions on purchase payments made under the Contract will not exceed 5% and trailer commissions based on a percentage of Contract Value, other allowances and overrides may be paid. The offering of the Contract is continuous, and Penn Mutual does not anticipate discontinuing the offering of the Contract, although we reserve the right to do so.

CUSTODIAN

     Penn Mutual is custodian of the assets held in the Separate Account.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     PricewaterhouseCoopers LLP serves as independent registered public accounting firm of the Company and the Separate Account. Their offices are located at 2001 Market Street, Suite 1700, Philadelphia, PA 19103.

LEGAL MATTERS

     Morgan, Lewis & Bockius LLP has provided advice on certain matters relating to the federal securities laws and the offering of the Contract. Their offices are located at 1701 Market Street, Philadelphia, PA.

FINANCIAL STATEMENTS

     The financial statements of the Separate Account and the consolidated financial statements of the Company appear on the following pages. The consolidated financial statements of the Company should be considered only as bearing upon the Company's ability to meet its obligations under the Contracts.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF NET ASSETS - DECEMBER 31, 2006

                                                                    LIMITED
                                                     MONEY       MATURITY BOND      QUALITY
                                      TOTAL       MARKET FUND+       FUND+        BOND FUND+
                                 --------------   ------------   -------------   ------------
INVESTMENT IN FUND SHARES
Number of Shares .............                      30,136,046      3,035,334      10,658,419
Cost .........................   $2,102,299,180    $30,136,046    $31,972,735    $111,871,837
ASSETS:
Investments at market value ..   $2,280,239,645    $30,136,046    $31,203,232    $109,888,299
LIABILITIES:
Due to The Penn Mutual Life
   Insurance Company .........          167,302          2,244          2,340           8,218
                                 --------------    -----------    -----------    ------------
NET ASSETS ...................   $2,280,072,343    $30,133,802    $31,200,892    $109,880,081
                                 ==============    ===========    ===========    ============

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2006

                                                                  LIMITED
                                                    MONEY      MATURITY BOND     QUALITY
                                     TOTAL      MARKET FUND+       FUND+       BOND FUND+
                                 ------------   ------------   -------------   ----------
NET INVESTMENT INCOME (LOSS):
Dividends ....................   $ 35,212,269    $1,246,337     $1,229,811     $4,116,002
EXPENSE:
Mortality and expense risk
   charges ...................     25,451,178       336,265        317,335      1,241,832
                                 ------------    ----------     ----------     ----------
Net investment income
   (loss) ....................      9,761,091       910,072        912,476      2,874,170
                                 ------------    ----------     ----------     ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON
   INVESTMENTS:
Realized gain (loss) from
   redemption of fund
   shares ....................     35,949,279            --       (105,973)      (182,098)
Realized gains
   distributions .............    179,311,984            --             --             --
                                 ------------    ----------     ----------     ----------
Net realized gain (loss) from
   investment transactions ...    215,261,263            --       (105,973)      (182,098)
Net change in unrealized
   appreciation (depreciation)
   of investments ............     34,469,683            --         11,750      1,362,935
                                 ------------    ----------     ----------     ----------
Net realized and unrealized
   gain (loss) on
   investments ...............    249,730,946            --        (94,223)     1,180,837
                                 ------------    ----------     ----------     ----------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS ................   $259,492,037    $  910,072     $  818,253     $4,055,007
                                 ============    ==========     ==========     ==========

+     Investment in Penn Series Funds, Inc., an affiliate of Separate Account

++    Investment in Neuberger Berman Advisers Management Trust

+++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II

++++  Investment in Van Kampen's The Universal Institutional Funds, Inc.

@     Investment in AIM Variable Insurance Funds

@@    Investment in Federated Insurance Series

@@@   Investment in Rydex Variable Trust

@@@@  Investment in T. Rowe Price Equity Series, Inc.

@@@@@ Investment in T. Rowe Price International Series, Inc.

*     Prior to May 1, 2006, Russell 2000 Advantage Fund was named Mekros Fund

**    Prior to May 1, 2006, Inverse S&P 500 Index Fund was named Ursa Fund

*** Prior to May 1, 2006 Government Long Bond Advantage Fund was named U.S. Government Bond Fund

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF NET ASSETS - DECEMBER 31, 2006

                                                 FLEXIBLY                      LARGE CAP
                                  HIGH YIELD      MANAGED     GROWTH STOCK       VALUE
                                  BOND FUND+       FUND+          FUND+          FUND+
                                 -----------   ------------    -----------   ------------
INVESTMENT IN FUND SHARES
Number of Shares .............     7,390,963     38,182,029      4,589,453      6,908,293
Cost .........................   $60,118,900   $874,990,592    $78,885,415   $106,759,659
ASSETS:
Investments at market value ..   $58,240,785   $959,132,562    $67,373,177   $135,402,542
LIABILITIES:
Due to The Penn Mutual Life
   Insurance Company .........         4,263         70,692          4,855          9,679
                                 -----------   ------------    -----------   ------------
NET ASSETS ...................   $58,236,522   $959,061,870    $67,368,322   $135,392,863
                                 ===========   ============    ===========   ============

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2006

                                                 FLEXIBLY                      LARGE CAP
                                  HIGH YIELD      MANAGED     GROWTH STOCK       VALUE
                                  BOND FUND+       FUND+          FUND+          FUND+
                                 -----------   ------------   ------------   ------------
NET INVESTMENT INCOME (LOSS):
Dividends ....................   $ 3,240,512   $ 14,951,234   $   152,048    $  1,387,430
EXPENSE:
Mortality and expense risk and
   administration charges ....       693,348     10,530,562       732,034       1,619,136
                                 -----------   ------------   -----------    ------------
Net investment income
   (loss) ....................     2,547,164      4,420,672      (579,986)       (231,706)
                                 -----------   ------------   -----------    ------------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON
   INVESTMENTS:
Realized gain (loss) from
   redemption of fund
   shares ....................    (1,162,133)    23,124,686    (3,875,627)      5,462,375
Realized gains
   distributions .............            --    129,211,631            --       6,287,446
                                 -----------   ------------   -----------    ------------
Net realized gain (loss) from
   investment transactions ...    (1,162,133)   152,336,317    (3,875,627)     11,749,821
Net change in unrealized
   appreciation (depreciation)
   of investments ............     3,269,843    (44,388,503)   11,220,797       8,682,864
                                 -----------   ------------   -----------    ------------
Net realized and unrealized
   gain (loss) on
   investments ...............     2,107,710    107,947,814     7,345,170      20,432,685
                                 -----------   ------------   -----------    ------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS ................   $ 4,654,874   $112,368,486   $ 6,765,184    $ 20,200,979
                                 ===========   ============   ===========    ============

+     Investment in Penn Series Funds, Inc., an affiliate of Separate Account

++    Investment in Neuberger Berman Advisers Management Trust

+++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II

++++  Investment in Van Kampen's The Universal Institutional Funds, Inc.

@     Investment in AIM Variable Insurance Funds

@@    Investment in Federated Insurance Series

@@@   Investment in Rydex Variable Trust

@@@@  Investment in T. Rowe Price Equity Series, Inc.

@@@@@ Investment in T. Rowe Price International Series, Inc.

*     Prior to May 1, 2006, Russell 2000 Advantage Fund was named Mekros Fund

**    Prior to May 1, 2006, Inverse S&P 500 Index Fund was named Ursa Fund

*** Prior to May 1, 2006 Government Long Bond Advantage Fund was named U.S. Government Bond Fund

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF NET ASSETS - DECEMBER 31, 2006

                                  LARGE CAP                    MID CAP       MID CAP
                                    GROWTH      INDEX 500       GROWTH        VALUE
                                    FUND+         FUND+         FUND+         FUND+
                                 -----------   -----------   -----------   -----------
INVESTMENT IN FUND SHARES
Number of Shares .............     1,807,983    10,105,606     5,052,084     6,908,293
Cost .........................   $19,164,230   $91,553,980   $39,442,291   $67,759,119
ASSETS:
Investments at market value ..   $19,978,215   $98,832,823   $42,791,153   $71,876,294
LIABILITIES:
Due to The Penn Mutual Life
   Insurance Company .........         1,497         7,251         3,149         5,252
                                 -----------   -----------   -----------   -----------
NET ASSETS ...................   $19,976,718   $98,825,572   $42,788,004   $71,871,042
                                 ===========   ===========   ===========   ===========

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2006

                                 LARGE CAP                   MID CAP     MID CAP
                                   GROWTH     INDEX 500       GROWTH      VALUE
                                   FUND+        FUND+         FUND+       FUND+
                                 ---------   -----------   ----------   ----------
NET INVESTMENT INCOME (LOSS):
Dividends ....................   $  46,256   $ 1,193,818   $       --   $  440,308
EXPENSE:
Mortality and expense risk
   charges ...................     237,809     1,107,738      518,161      848,170
                                 ---------   -----------   ----------   ----------
Net investment income
   (loss) ....................    (191,553)       86,080     (518,161)    (407,862)
                                 ---------   -----------   ----------   ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON
   INVESTMENTS:
Realized gain (loss) from
   redemption of fund
   shares ....................     316,401      (613,684)     657,345    2,080,557
Realized gains
   distributions .............     199,240            --           --    3,870,853
                                 ---------   -----------   ----------   ----------
Net realized gain (loss) from
   investment transactions ...     515,641      (613,684)     657,345    5,951,410
Net change in unrealized
   appreciation (depreciation)
   of investments ............     102,350    12,373,169    1,817,879      906,126
                                 ---------   -----------   ----------   ----------
Net realized and unrealized
   gain (loss) on
   investments ...............     617,991    11,759,485    2,475,224    6,857,536
                                 ---------   -----------   ----------   ----------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS ................   $ 426,438   $11,845,565   $1,957,063   $6,449,674
                                 =========   ===========   ==========   ==========

+    Investment in Penn Series Funds, Inc., an affiliate of Separate Account

++   Investment in Neuberger Berman Advisers Management Trust

+++  Investment in Fidelity Investments' Variable Insurance Products Funds I and
     II

++++ Investment in Van Kampen's The Universal Institutional Funds, Inc.

@    Investment in AIM Variable Insurance Funds

@@   Investment in Federated Insurance Series

@@@  Investment in Rydex Variable Trust

@@@@ Investment in T. Rowe Price Equity Series, Inc.

@@@@@ Investment in T. Rowe Price International Series, Inc.

*    Prior to May 1, 2006, Russell 2000 Advantage Fund was named Mekros Fund

**   Prior to May 1, 2006, Inverse S&P 500 Index Fund was named Ursa Fund

*** Prior to May 1, 2006 Government Long Bond Advantage Fund was named U.S. Government Bond Fund

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF NET ASSETS - DECEMBER 31, 2006

                                  STRATEGIC     SMALL CAP      SMALL CAP
                                    VALUE         GROWTH         VALUE      INTERNATIONAL
                                    FUND+         FUND+          FUND+       EQUITY FUND+
                                 -----------   -----------   ------------   -------------
INVESTMENT IN FUND SHARES
Number of Shares .............     1,996,662     2,648,476      5,843,817      6,223,587
Cost .........................   $25,362,588   $62,800,602   $ 94,979,066   $114,332,951
ASSETS:
Investments at market value ..   $26,415,840   $53,207,886   $103,435,561   $151,046,445
LIABILITIES:
Due to The Penn Mutual Life
   Insurance Company .........         1,975         3,867          7,595         11,023
                                 -----------   -----------   ------------   ------------
NET ASSETS ...................   $26,413,865   $53,204,019   $103,427,966   $151,035,422
                                 ===========   ===========   ============   ============

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2006

                                  STRATEGIC     SMALL CAP      SMALL CAP
                                    VALUE         GROWTH         VALUE      INTERNATIONAL
                                    FUND+         FUND+          FUND+       EQUITY FUND+
                                 -----------   -----------   ------------   -------------
NET INVESTMENT INCOME (LOSS):
Dividends ....................   $   115,642   $      --     $   293,422     $ 1,979,609
EXPENSE:
Mortality and expense risk and
   administration charges ....       307,521       690,266     1,158,573       1,483,324
                                 -----------   -----------   -----------     -----------
Net investment income
   (loss) ....................      (191,879)     (690,266)     (865,151)        496,285
                                 -----------   -----------   -----------     -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON
   INVESTMENTS:
Realized gain (loss) from
   redemption of fund
   shares ....................     1,506,110    (2,243,749)    2,283,756       4,701,475
Realized gains
   distributions .............     2,608,611          --       7,842,994      14,241,219
                                 -----------   -----------   -----------     -----------
Net realized gain (loss) from
   investment transactions ...     4,114,721    (2,243,749)   10,126,750      18,942,694
Net change in unrealized
   appreciation (depreciation)
   of investments ............    (1,396,096)    1,408,351     4,517,890      10,909,689
                                 -----------   -----------   -----------     -----------
Net realized and unrealized
   gain (loss) on
   investments ...............     2,718,625      (835,398)   14,644,640      29,852,383
                                 -----------   -----------   -----------     -----------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS ................   $ 2,526,746   $(1,525,664)  $13,779,489     $30,348,668
                                 ===========   ===========   ===========     ===========

+    Investment in Penn Series Funds, Inc., an affiliate of Separate Account

++   Investment in Neuberger Berman Advisers Management Trust

+++  Investment in Fidelity Investments' Variable Insurance Products Funds I and
     II

++++ Investment in Van Kampen's The Universal Institutional Funds, Inc.

@    Investment in AIM Variable Insurance Funds

@@   Investment in Federated Insurance Series

@@@  Investment in Rydex Variable Trust

@@@@ Investment in T. Rowe Price Equity Series, Inc.

@@@@@ Investment in T. Rowe Price International Series, Inc.

*    Prior to May 1, 2006, Russell 2000 Advantage Fund was named Mekros Fund

**   Prior to May 1, 2006, Inverse S&P 500 Index Fund was named Ursa Fund

*** Prior to May 1, 2006 Government Long Bond Advantage Fund was named U.S. Government Bond Fund

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF NET ASSETS - DECEMBER 31, 2006

                                     REIT        BALANCED    EQUITY INCOME      GROWTH
                                    FUND+      PORTFOLIO++    PORTFOLIO+++   PORTFOLIO+++
                                 -----------   -----------   -------------   ------------
INVESTMENT IN FUND SHARES
Number of Shares .............     2,524,716     2,326,279      3,792,773       2,295,481
Cost .........................   $38,739,614   $32,027,123    $86,507,391     $81,399,391
ASSETS:
Investments at market value ..   $45,697,358   $26,612,636    $99,370,643     $82,338,895
LIABILITIES:
Due to The Penn Mutual Life
   Insurance Company .........         3,415         1,927          7,223           5,877
                                 -----------   -----------    -----------     -----------
NET ASSETS ...................   $45,693,943   $26,610,709    $99,363,420     $82,333,018
                                 ===========   ===========    ===========     ===========

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2006

                                    REIT        BALANCED    EQUITY INCOME      GROWTH
                                    FUND+     PORTFOLIO++    PORTFOLIO+++   PORTFOLIO+++
                                 ----------   -----------   -------------   ------------
NET INVESTMENT INCOME (LOSS):
Dividends ....................   $  439,029   $   214,761    $ 2,968,466     $  334,913
EXPENSE:
Mortality and expense risk
   charges ...................      439,732       328,811      1,096,188      1,048,760
                                 ----------   -----------    -----------     ----------
Net investment income (loss)..         (703)     (114,050)     1,872,278       (713,847)
                                 ----------   -----------    -----------     ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON
   INVESTMENTS:
Realized gain (loss) from
   redemption of fund shares..    1,337,174    (1,733,372)     2,435,976      (784,250)
Realized gains
   distributions .............    3,341,137            --     10,842,827            --
                                 ----------   -----------    -----------    ----------
Net realized gain (loss) from
   investment transactions ...    4,678,311    (1,733,372)    13,278,803      (784,250)
Net change in unrealized
   appreciation (depreciation)
   of investments ............    4,750,564     4,175,728        211,699     5,942,540
                                 ----------   -----------    -----------    ----------
Net realized and unrealized
   gain (loss) on
   investments ...............    9,428,875     2,442,356     13,490,502     5,158,290
                                 ----------   -----------    -----------    ----------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS ................   $9,428,172   $ 2,328,306    $15,362,780    $4,444,443
                                 ==========   ===========    ===========    ==========

+     Investment in Penn Series Funds, Inc., an affiliate of Separate Account

++    Investment in Neuberger Berman Advisers Management Trust

+++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II

++++  Investment in Van Kampen's The Universal Institutional Funds, Inc.

@     Investment in AIM Variable Insurance Funds

@@    Investment in Federated Insurance Series

@@@   Investment in Rydex Variable Trust

@@@@  Investment in T. Rowe Price Equity Series, Inc.

@@@@@ Investment in T. Rowe Price International Series, Inc.

*     Prior to May 1, 2006, Russell 2000 Advantage Fund was named Mekros Fund

**    Prior to May 1, 2006, Inverse S&P 500 Index Fund was named Ursa Fund

*** Prior to May 1, 2006 Government Long Bond Advantage Fund was named U.S. Government Bond Fund

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF NET ASSETS - DECEMBER 31, 2006

                                                 EMERGING MARKETS   V.I. CAPITAL
                                 ASSET MANAGER     EQUITY (INT'L)   APPRECIATION   HIGH INCOME BOND
                                  PORTFOLIO+++     PORTFOLIO++++       FUND @         FUND II @@
                                 -------------   ----------------   ------------   ----------------
INVESTMENT IN FUND SHARES
Number of Shares .............        963,603         2,475,011          4,213          126,163
Cost .........................    $14,753,837       $35,189,268       $103,919         $945,634
ASSETS:
Investments at market value ..    $15,138,208       $48,361,720       $110,472         $990,381
LIABILITIES:
Due to The Penn Mutual Life
   Insurance Company .........          1,095             3,556              9               82
                                  -----------       -----------       --------         --------
NET ASSETS ...................    $15,137,113       $48,358,164       $110,463         $990,299
                                  ===========       ===========       ========         ========

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2006

                                                        EMERGING         V.I. CAPITAL
                                 ASSET MANAGER       MARKETS EQUITY      APPRECIATION   HIGH INCOME BOND
                                  PORTFOLIO+++   (INT'L) PORTFOLIO++++      FUND @         FUND II @@
                                 -------------   ---------------------   ------------   ----------------
NET INVESTMENT INCOME (LOSS):
Dividends ....................     $ 459,991          $   277,653          $    63          $ 42,723

EXPENSE:
Mortality and expense risk and
   administration charges ....       202,204              454,143            1,385             9,078
                                   ---------          -----------          -------          --------
Net investment income (loss)..       257,787             (176,490)          (1,322)           33,645
                                   ---------          -----------          -------          --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON
   INVESTMENTS:
Realized gain (loss) from
   redemption of fund shares..      (189,913)           2,794,416            4,956           (11,980)
Realized gains
   distributions .............            --              852,715               --                --
                                   ---------          -----------          -------          --------
Net realized gain (loss) from
   investment transactions ...      (189,913)           3,647,131            4,956           (11,980)
Net change in unrealized
   appreciation (depreciation)
   of investments ............       850,956            7,551,954             (158)           35,739
                                   ---------          -----------          -------          --------
Net realized and unrealized
   gain (loss) on
   investments ...............       661,043           11,199,085         4,798            23,759
                                   ---------          -----------       -------          --------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS ................     $ 918,830          $11,022,595       $ 3,476          $ 57,404
                                   =========          ===========       =======          ========

+     Investment in Penn Series Funds, Inc., an affiliate of Separate Account

++    Investment in Neuberger Berman Advisers Management Trust

+++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II

++++  Investment in Van Kampen's The Universal Institutional Funds, Inc.

@     Investment in AIM Variable Insurance Funds

@@    Investment in Federated Insurance Series

@@@   Investment in Rydex Variable Trust

@@@@  Investment in T. Rowe Price Equity Series, Inc.

@@@@@ Investment in T. Rowe Price International Series, Inc.

*     Prior to May 1, 2006, Russell 2000 Advantage Fund was named Mekros Fund

**    Prior to May 1, 2006, Inverse S&P 500 Index Fund was named Ursa Fund

*** Prior to May 1, 2006 Government Long Bond Advantage Fund was named U.S. Government Bond Fund

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF NET ASSETS - DECEMBER 31, 2006

                                                                          RUSSELL
                                                   FINANCIAL    HEALTH      2000
                                                    SERVICES     CARE    ADVANTAGE     NOVA
                                                    FUND@@@    FUND@@@    FUND@@@*    FUND@@@
                                                   ---------   -------   ---------   --------
INVESTMENT IN FUND SHARES
Number of Shares ...............................      1,775        626       6,017     67,119
Cost ...........................................    $54,848    $18,314    $227,859   $596,785
Investments at market value ....................    $57,132    $17,781    $247,554   $677,228
LIABILITIES:
Due to The Penn Mutual Life Insurance Company ..          5          2          21         53
                                                    -------    -------    --------   --------
NET ASSETS .....................................    $57,127    $17,779    $247,533   $677,175
                                                    =======    =======    ========   ========

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2006

                                                                                       RUSSELL
                                                                FINANCIAL    HEALTH      2000
                                                                 SERVICES     CARE    ADVANTAGE     NOVA
                                                                 FUND@@@    FUND@@@   FUND@@@*     FUND@@@
                                                                ---------   -------   ---------   --------
NET INVESTMENT INCOME (LOSS):
Dividends ...................................................     $  534    $    --   $    718     $ 7,848
EXPENSE:
Mortality and expense risk charges ..........................      1,105        396      6,833       6,012
                                                                  ------    -------   --------     -------
Net investment income (loss) ................................       (571)      (396)    (6,115)      1,836
                                                                  ------    -------   --------     -------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gain (loss) from redemption of fund shares .........      1,925      4,094     99,918       7,841
Realized gains distributions ................................      1,903        971         --          --
                                                                  ------    -------   --------     -------
Net realized gain (loss) from investment transactions .......      3,828      5,065     99,918       7,841
Net change in unrealized appreciation (depreciation)
   of investments ...........................................      2,564     (1,778)    30,354      80,250
                                                                  ------    -------   --------     -------
Net realized and unrealized gain (loss) on investments ......      6,392      3,287    130,272      88,091
                                                                  ------    -------   --------     -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ..........................................     $5,821    $ 2,891   $124,157     $89,927
                                                                  ======    =======   ========     =======

+    Investment in Penn Series Funds, Inc., an affiliate of Separate Account

++   Investment in Neuberger Berman Advisers Management Trust

+++  Investment in Fidelity Investments' Variable Insurance Products Funds I and
     II

++++ Investment in Van Kampen's The Universal Institutional Funds, Inc.

@    Investment in AIM Variable Insurance Funds

@@   Investment in Federated Insurance Series

@@@  Investment in Rydex Variable Trust

@@@@ Investment in T. Rowe Price Equity Series, Inc.

@@@@@ Investment in T. Rowe Price International Series, Inc.

*    Prior to May 1, 2006, Russell 2000 Advantage Fund was named Mekros Fund

**   Prior to May 1, 2006, Inverse S&P 500 Index Fund was named Ursa Fund

*** Prior to May 1, 2006 Government Long Bond Advantage Fund was named U.S. Government Bond Fund

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF NET ASSETS - DECEMBER 31, 2006

                                                                          INVERSE S&P   GOVERNMENT LONG
                                                     OTC     TECHNOLOGY    500 INDEX     BOND ADVANTAGE
                                                   FUND@@@    FUND@@@      FUND@@@***      FUND@@@***
                                                   -------   ----------   -----------   ---------------
INVESTMENT IN FUND SHARES
Number of Shares ...............................     6,275         983         --            11,026
Cost ...........................................   $88,662     $13,641        $--          $126,784
ASSETS:
Investments at market value ....................   $96,573     $14,488        $--          $127,459
LIABILITIES:
Due to The Penn Mutual Life Insurance Company ..         7           1         --                11
                                                   -------     -------        ---          --------
NET ASSETS .....................................   $96,566     $14,487        $--          $127,448
                                                   =======     =======        ===          ========

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2006

                                                                                    INVERSE S&P   GOVERNMENT LONG
                                                               OTC     TECHNOLOGY    500 INDEX     BOND ADVANTAGE
                                                             FUND@@@     FUND@@@     FUND@@@***        FUND
                                                             -------   ----------   -----------   ---------------
NET INVESTMENT INCOME (LOSS):
Dividends ................................................   $    --     $  --        $    --        $ 11,110
EXPENSE:
Mortality and expense risk and administration charges ....     1,983       512            194           4,433
                                                             -------     -----        -------        --------
Net investment income (loss) .............................    (1,983)     (512)          (194)          6,677
                                                             -------     -----        -------        --------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gain (loss) from redemption of fund shares ......    26,852      (894)        15,159         (41,089)
Realized gains distributions .............................        --        --             --              --
                                                             -------     -----        -------        --------
Net realized gain (loss) from investment transactions ....    26,852      (894)        15,159         (41,089)

Net change in unrealized appreciation (depreciation)
   of investments ........................................     4,967       547             --         (14,645)
                                                             -------     -----        -------        --------
Net realized and unrealized gain (loss) on investments ...    31,819      (347)        15,159         (55,734)
                                                             -------     -----        -------        --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS .......................................   $29,836     $(859)       $14,965        $(49,057)
                                                             =======     =====        =======        ========

+    Investment in Penn Series Funds, Inc., an affiliate of Separate Account

++   Investment in Neuberger Berman Advisers Management Trust

+++  Investment in Fidelity Investments' Variable Insurance Products Funds I and
     II

++++ Investment in Van Kampen's The Universal Institutional Funds, Inc.

@    Investment in AIM Variable Insurance Funds

@@   Investment in Federated Insurance Series

@@@  Investment in Rydex Variable Trust

@@@@ Investment in T. Rowe Price Equity Series, Inc.

@@@@@ Investment in T. Rowe Price International Series, Inc.

*    Prior to May 1, 2006, Russell 2000 Advantage Fund was named Mekros Fund

**   Prior to May 1, 2006, Inverse S&P 500 Index Fund was named Ursa Fund

*** Prior to May 1, 2006 Government Long Bond Advantage Fund was named U.S. Government Bond Fund

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF NET ASSETS - DECEMBER 31, 2006

                                                   U.S. GOVERNMENT                                  INTERNATIONAL
                                                     MONEY MARKET    UTILITES    EQUITY INCOME          STOCK
                                                       FUND@@@        FUND@@@   PORTFOLIO II@@@@   PORTFOLIO @@@@@
                                                   ---------------   --------   ----------------   ---------------
INVESTMENT IN FUND SHARES
Number of Shares ...............................        923,755         3,666         12,689             5,552
Cost ...........................................       $923,755       $78,409       $287,489           $86,446
ASSETS:
Investments at market value ....................       $923,755       $82,039       $314,693           $99,770
LIABILITIES:
Due to The Penn Mutual Life Insurance Company ..             78             7             25                 8
                                                       --------       -------       --------           -------
NET ASSETS .....................................       $923,677       $82,032       $314,668           $99,762
                                                       ========       =======       ========           =======

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2006

                                                             U.S. GOVERNMENT                                  INTERNATIONAL
                                                               MONEY MARKET    UTILITES     EQUITY INCOME         STOCK
                                                                 FUND@@@       FUND@@@    PORTFOLIO II@@@@   PORTFOLIO @@@@@
                                                             ---------------   --------   ----------------   ---------------
NET INVESTMENT INCOME (LOSS):
Dividends ................................................       $54,824        $ 1,524        $  4,581          $ 1,102
EXPENSE:
Mortality and expense risk charges .......................        20,230          1,000           5,119              986
                                                                 -------        -------        --------          -------
Net investment income (loss) .............................        34,594            524            (538)             116
                                                                 -------        -------        --------          -------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gain (loss) from redemption of fund shares ......            --          8,095          14,700           10,230
Realized gains distributions .............................            --            676           9,430              331
                                                                 -------        -------        --------          -------
Net realized gain (loss) from investment transactions ....            --          8,771          24,130           10,561
Net change in unrealized appreciation (depreciation)
   of investments ........................................            --          4,486          37,967            6,905
                                                                 -------        -------        --------          -------
Net realized and unrealized gain (loss) on investments ...            --         13,257          62,097           17,466
                                                                 -------        -------        --------          -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS .......................................       $34,594        $13,781        $ 61,559          $17,582
                                                                 =======        =======        ========          =======

+    Investment in Penn Series Funds, Inc., an affiliate of Separate Account

++   Investment in Neuberger Berman Advisers Management Trust

+++  Investment in Fidelity Investments' Variable Insurance Products Funds I and
     II

++++ Investment in Van Kampen's The Universal Institutional Funds, Inc.

@    Investment in AIM Variable Insurance Funds

@@   Investment in Federated Insurance Series

@@@  Investment in Rydex Variable Trust

@@@@ Investment in T. Rowe Price Equity Series, Inc.

@@@@@ Investment in T. Rowe Price International Series, Inc.

*    Prior to May 1, 2006, Russell 2000 Advantage Fund was named Mekros Fund

**   Prior to May 1, 2006, Inverse S&P 500 Index Fund was named Ursa Fund

*** Prior to May 1, 2006 Government Long Bond Advantage Fund was named U.S. Government Bond Fund

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMEBER 31, 2006 AND 2005

                                                                                                    LIMITED MATURITY
                                              TOTAL                    MONEY MARKET FUND+               BOND FUND+
                                 -------------------------------   -------------------------   --------------------------
                                      2006             2005            2006          2005          2006           2005
                                 --------------   --------------   -----------   -----------   ------------   -----------
OPERATIONS:
   Net investment income
      (loss) .................   $    9,761,091   $    6,009,314   $   910,072   $   502,554   $    912,476   $   658,729
   Net realized gains (losses)
      from investment
      transactions ...........      215,261,263       97,106,084            --            --       (105,973)       (2,782)
   Net change in unrealized
      appreciation
      (depreciation) of
      investments ............       34,469,683       (4,227,609)           --            --         11,750      (449,947)
                                 --------------   --------------   -----------   -----------   ------------   -----------
Net increase (decrease) in net
   assets resulting from
   operations ................      259,492,037       98,887,789       910,072       502,554        818,253       206,000
                                 --------------   --------------   -----------   -----------   ------------   -----------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments .........      290,259,536      224,098,511     6,408,408     6,588,957      5,373,490     2,278,973
   Surrender benefits ........     (159,338,956)    (145,643,706)   (3,033,864)   (3,703,270)    (1,493,957)   (1,727,179)
   Net transfers .............       88,757,992       49,020,201     2,347,565    (3,049,664)     3,447,076       410,387
   Considerations for
      supplementary contracts
      with life contingency ..           64,733               --            --            --             --            --
   Payments for supplementary
      contracts with life
      contingency ............         (149,912)         (81,996)       (1,664)       (1,675)            --            --
   Contract administration
      charges ................       (3,122,177)      (2,450,505)      (52,315)      (39,479)       (44,683)      (42,853)
   Annuity benefits ..........      (39,506,533)     (32,545,767)   (1,051,378)     (949,733)      (915,533)     (624,138)
                                 --------------   --------------   -----------   -----------   ------------   -----------
Net increase (decrease) in net
   assets resulting from
   variable annuity
   activities ................      176,964,683       92,396,738     4,616,752    (1,154,864)     6,366,393       295,190
                                 --------------   --------------   -----------   -----------   ------------   -----------
      Total increase
         (decrease)
          in net assets ......      436,456,720      191,284,527     5,526,824      (652,310)     7,184,646       501,190
NET ASSETS:
   Beginning of year .........    1,843,615,623    1,652,331,096    24,606,978    25,259,288     24,016,246    23,515,056
                                 --------------   --------------   -----------   -----------   ------------   -----------
   END OF YEAR ...............   $2,280,072,343   $1,843,615,623   $30,133,802   $24,606,978   $ 31,200,892   $24,016,246
                                 ==============   ==============   ===========   ===========   ============   ===========

                                     QUALITY BOND FUND+         HIGH YIELD BOND FUND+        FLEXIBLY MANAGED FUND+
                                 --------------------------   -------------------------   ----------------------------
                                     2006           2005          2006          2005           2006           2005
                                 ------------   -----------   -----------   -----------   -------------   ------------
OPERATIONS:
   Net investment income
      (loss) .................   $  2,874,170   $ 2,799,493   $ 2,547,164   $ 3,233,445   $   4,420,672   $  2,329,485
   Net realized gains (losses)
      from investment
      transactions ...........       (182,098)    1,647,649    (1,162,133)     (980,504)    152,336,317     67,741,333
   Net change in unrealized
      appreciation
      (depreciation) of
      investments ............      1,362,935    (3,353,534)    3,269,843    (1,222,484)    (44,388,503)   (25,972,189)
                                 ------------   -----------   -----------   -----------   -------------   ------------
Net increase (decrease) in net
   assets resulting from
   operations ................      4,055,007     1,093,608     4,654,874     1,030,457     112,368,486     44,098,629
                                 ------------   -----------   -----------   -----------   -------------   ------------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments .........     17,920,350    13,212,330     5,334,183     6,206,685     127,822,587    114,930,922
   Surrender benefits ........     (6,137,660)   (7,871,023)   (3,605,485)   (4,684,454)    (77,198,797)   (43,271,756)
   Net transfers .............      4,038,690     5,675,547    (1,782,862)    1,187,646      70,258,660     40,257,273
   Considerations for
      supplementary contracts
      with life contingency ..             --            --         7,533            --           8,695
   Payments for supplementary
      contracts with life
      contingency ............         (1,431)       (1,481)           --            --         (70,658)       (52,449)
   Contract administration
      charges ................       (172,110)     (143,890)      (84,064)      (76,256)     (1,255,604)      (895,745)
   Annuity benefits ..........     (2,649,509)   (2,999,414)   (1,956,870)   (1,525,237)    (18,169,468)   (12,914,641)
                                 ------------   -----------   -----------   -----------   -------------   ------------
Net increase (decrease) in net
   assets resulting from
   variable annuity
   activities ................     12,998,330     7,872,069    (2,087,565)    1,108,384     101,395,415     98,053,604
                                 ------------   -----------   -----------   -----------   -------------   ------------
      Total increase
      (decrease) in net
      assets .................     17,053,337     8,965,677     2,567,309     2,138,841     213,763,901    142,152,233
NET ASSETS:
   Beginning of year .........     92,826,744    83,861,067    55,669,213    53,530,372     745,297,969    603,145,736
                                 ------------   -----------   -----------   -----------   -------------   ------------
   END OF YEAR ...............   $109,880,081   $92,826,744   $58,236,522   $55,669,213   $ 959,061,870   $745,297,969
                                 ============   ===========   ===========   ===========   =============   ============

+     Investment in Penn Series Funds, Inc., an affiliate of Separate Account

++    Investment in Neuberger Berman Advisers Management Trust

+++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II

++++  Investment in Van Kampen's The Universal Institutional Funds, Inc.

@     Investment in AIM Variable Insurance Funds

@@    Investment in Federated Insurance Series

@@@   Investment in Rydex Variable Trust

@@@@  Investment in T. Rowe Price Equity Series, Inc.

@@@@@ Investment in T. Rowe Price International Series, Inc.

*     Prior to May 1, 2006, Russell 2000 Advantage Fund was named Mekros Fund

**    Prior to May 1, 2006, Inverse S&P 500 Index Fund was named Ursa Fund

*** Prior to May 1, 2006 Government Long Bond Advantage Fund was named U.S. Government Bond Fund

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMEBER 31, 2006 AND 2005

                                                                                                LARGE CAP GROWTH
                                    GROWTH STOCK FUND+          LARGE CAP VALUE FUND+                FUND+
                                 -------------------------   ---------------------------   -------------------------
                                     2006          2005          2006           2005           2006          2005
                                 -----------   -----------   ------------   ------------   -----------   -----------
OPERATIONS:
   Net investment income
      (loss) .................   $  (579,986)  $  (570,509)  $   (231,706)  $   (131,536)  $  (191,553)  $  (181,112)
   Net realized gains (losses)
      from investment
      transactions ...........    (3,875,627)   (5,063,385)    11,749,821     13,378,065       515,641       492,025
   Net change in unrealized
      appreciation
      (depreciation) of
      investments ............    11,220,797     8,044,628      8,682,864    (11,239,428)      102,350      (277,478)
                                 -----------   -----------   ------------   ------------   -----------   -----------
Net increase (decrease) in net
   assets resulting from
   operations ................     6,765,184     2,410,734     20,200,979      2,007,101       426,438        33,435
                                 -----------   -----------   ------------   ------------   -----------   -----------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments .........    10,719,140     4,702,569      6,070,796      8,168,188     2,813,820     2,365,082
   Surrender benefits ........    (4,815,126)   (5,957,859)   (10,062,989)   (12,989,003)     (820,246)   (1,058,925)
   Net transfers .............     2,585,379     1,981,235     (3,447,410)      (507,012)     (330,587)      593,682
   Considerations for
      supplementary contracts
      with life contingency ..            --            --             --             --            --            --
   Payments for supplementary
      contracts with life
      contigency .............            --            --        (20,975)        (4,917)           --            --
   Contract administration
      charges ................       (87,741)      (73,346)      (166,524)      (152,405)      (33,300)      (28,767)
   Annuity benefits ..........      (763,900)     (693,420)    (1,838,806)    (1,934,012)     (297,422)     (230,450)
                                 -----------   -----------   ------------   ------------   -----------   -----------
Net increase (decrease) in net
   assets resulting from
   variable annuity
   activities ................     7,637,752       (40,821)    (9,465,908)    (7,419,161)    1,332,265     1,640,622
                                 -----------   -----------   ------------   ------------   -----------   -----------
      Total increase
      (decrease) in net
       assets ................    14,402,936     2,369,913     10,735,071     (5,412,060)    1,758,703     1,674,057
NET ASSETS:
   Beginning of year .........    52,965,386    50,595,473    124,657,792    130,069,852    18,218,015    16,543,958
                                 -----------   -----------   ------------   ------------   -----------   -----------
   END OF YEAR ...............   $67,368,322   $52,965,386   $135,392,863   $124,657,792   $19,976,718   $18,218,015
                                 ===========   ===========   ============   ============   ===========   ===========

                                         INDEX 500                    MID CAP                     MID CAP
                                           FUND+                    GROWTH FUND+                VALUE FUND+
                                 -------------------------   -------------------------   -------------------------
                                     2006          2005          2006          2005          2006          2005
                                 -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
   Net investment income
      (loss) .................   $    86,080   $   271,932   $  (518,161)  $  (437,030)  $  (407,862)  $  (317,980)
   Net realized gains (losses)
      from investment
      transactions ...........      (613,684)   (2,104,777)      657,345      (642,682)    5,951,410    11,687,821
   Net change in unrealized
      appreciation
      (depreciation) of
      investments ............    12,373,169     4,347,896     1,817,879     4,827,109       906,126    (5,355,290)
                                 -----------   -----------   -----------   -----------   -----------   -----------
Net increase (decrease) in net
   assets resulting from
   operations ................    11,845,565     2,515,051     1,957,063     3,747,397     6,449,674     6,014,551
                                 -----------   -----------   -----------   -----------   -----------   -----------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments .........    13,819,811     6,828,799     5,588,163     2,671,238     9,626,001     7,562,365
   Surrender benefits ........    (7,198,772)   (8,978,158)   (2,854,633)   (3,352,825)   (3,776,467)   (5,827,562)
   Net transfers .............      (953,171)   (2,605,362)      499,813       670,528    (2,514,594)    4,419,600
   Considerations for
      supplementary contracts
      with life contingency ..         7,894            --         9,120            --            --
   Payments for supplementary
      contracts with life
      contingency ............        (3,107)       (2,984)           --            --            --
   Contract administration
      charges ................      (152,234)     (137,668)      (67,954)      (57,862)     (100,412)      (77,655)
   Annuity benefits ..........    (1,563,211)   (1,597,019)     (506,453)     (446,159)     (807,370)     (530,297)
                                 -----------   -----------   -----------   -----------   -----------   -----------
Net increase (decrease) in net
   assets resulting from
   variable annuity activities     3,957,210    (6,492,392)    2,668,056      (515,080)    2,427,158     5,546,451
                                 -----------   -----------   -----------   -----------   -----------   -----------
      Total increase
         (decrease) in net
          assets .............    15,802,775    (3,977,341)    4,625,119     3,232,317     8,876,832    11,561,002
NET ASSETS:
   Beginning of year .........    83,022,797    87,000,138    38,162,885    34,930,568    62,994,210    51,433,208
                                 -----------   -----------   -----------   -----------   -----------   -----------
   END OF YEAR ...............   $98,825,572   $83,022,797   $42,788,004   $38,162,885   $71,871,042   $62,994,210
                                 ===========   ===========   ===========   ===========   ===========   ===========

+     Investment in Penn Series Funds, Inc., an affiliate of Separate Account

++    Investment in Neuberger Berman Advisers Management Trust

+++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II

++++  Investment in Van Kampen's The Universal Institutional Funds, Inc.

@     Investment in AIM Variable Insurance Funds

@@    Investment in Federated Insurance Series

@@@   Investment in Rydex Variable Trust

@@@@  Investment in T. Rowe Price Equity Series, Inc.

@@@@@ Investment in T. Rowe Price International Series, Inc.

*     Prior to May 1, 2006, Russell 2000 Advantage Fund was named Mekros Fund

**    Prior to May 1, 2006, Inverse S&P 500 Index Fund was named Ursa Fund

*** Prior to May 1, 2006 Government Long Bond Advantage Fund was named U.S. Government Bond Fund

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED
DECEMEBER 31, 2006 AND 2005

                                      STRATEGIC VALUE                                             SMALL CAP
                                           FUND+               SMALL CAP GROWTH FUND+            VALUE FUND+
                                 -------------------------   -------------------------   --------------------------
                                     2006          2005          2006          2005          2006           2005
                                 -----------   -----------   -----------   -----------   ------------   -----------
OPERATIONS:
   Net investment income
      (loss) .................   $  (191,879)  $  (146,012)  $  (690,266)  $  (639,949)  $   (865,151)  $  (678,931)
   Net realized gains (losses)
      from investment
      transactions ...........     4,114,721     2,170,057    (2,243,749)   (3,394,739)    10,126,750     7,552,182
   Net change in unrealized
      appreciation
      (depreciation) of
      investments ............    (1,396,096)     (539,128)    1,408,351     6,413,059      4,517,890    (5,002,024)
                                 -----------   -----------   -----------   -----------   ------------   -----------
Net increase (decrease) in net
   assets resulting from
   operations ................     2,526,746     1,484,917    (1,525,664)    2,378,371     13,779,489     1,871,227
                                 -----------   -----------   -----------   -----------   ------------   -----------

VARIABLE ANNUITY ACTIVITIES:
   Purchase payments .........     2,644,005     3,582,320     7,270,009     4,492,855     13,019,387     9,072,108
   Surrender benefits ........      (904,433)     (962,811)   (4,010,500)   (5,288,767)    (5,070,744)   (7,013,446)
   Net transfers .............      (736,280)    3,170,379    (1,279,308)   (2,537,076)      (781,250)   (2,382,513)
   Considerations for
      supplementary contracts
      with life contingency ..            --            --            --            --          8,201            --
   Payments for supplementary
      contracts with life
      contingency ............            --            --            --            --        (23,311)       (6,845)
   Contract administration
      charges ................       (43,926)      (33,265)      (90,194)      (82,463)      (149,197)     (124,429)
   Annuity benefits ..........      (380,430)     (442,344)     (619,170)     (673,798)    (1,074,592)   (1,377,354)
                                 -----------   -----------   -----------   -----------   ------------   -----------
Net increase (decrease) in net
   assets resulting from
   variable annuity
   activities ................       578,936     5,314,279     1,270,837    (4,089,249)     5,928,494    (1,832,479)
                                 -----------   -----------   -----------   -----------   ------------   -----------
   Total increase (decrease)
      in net assets ..........     3,105,682     6,799,196      (254,827)   (1,710,878)    19,707,983        38,748

NET ASSETS:
   Beginning of year .........    23,308,183    16,508,987    53,458,846    55,169,724     83,719,983    83,681,235
                                 -----------   -----------   -----------   -----------   ------------   -----------
   END OF YEAR ...............   $26,413,865   $23,308,183   $53,204,019   $53,458,846   $103,427,966   $83,719,983
                                 ===========   ===========   ===========   ===========   ============   ===========

                                                                                                   BALANCED
                                 INTERNATIONAL EQUITY FUND+           REIT FUND+                 PORTFOLIO++
                                 --------------------------   -------------------------   -------------------------
                                     2006          2005          2006           2005          2006          2005
                                 ------------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
   Net investment income
      (loss) .................   $    496,285   $  (656,404)  $      (703)  $   226,655   $  (114,050)  $   (70,786)
   Net realized gains (losses)
      from investment
      transactions ...........     18,942,694     2,898,193     4,678,311     2,794,564    (1,733,372)   (3,055,170)
   Net change in unrealized
      appreciation
      (depreciation) of
      investments ............     10,909,689     9,681,087     4,750,564      (446,685)    4,175,728     4,991,096
                                 ------------   -----------   -----------   -----------   -----------   -----------
Net increase (decrease) in net
   assets resulting from
   operations ................     30,348,668    11,922,876     9,428,172     2,574,534     2,328,306     1,865,140
                                 ------------   -----------   -----------   -----------   -----------   -----------

VARIABLE ANNUITY ACTIVITIES:
   Purchase payments .........     23,771,875    10,274,310     8,134,668     4,946,725     1,673,386     1,285,317
   Surrender benefits ........     (6,946,781)   (8,772,375)     (939,838)   (1,225,774)   (1,920,758)   (2,330,553)
   Net transfers .............     13,854,529     6,025,841     3,150,621     2,785,682      (270,952)   (1,584,837)
   Considerations for
      supplementary contracts
      with life contingency ..         11,301            --         4,601            --            --            --
   Payments for supplementary
      contracts with life
      contingency ............             --            --        (3,628)       (2,999)           --            --
   Contract administration
      charges ................       (171,042)      (98,588)      (61,115)      (34,325)      (41,545)      (40,056)
   Annuity benefits ..........     (1,818,502)   (1,262,555)     (706,018)     (562,374)     (481,140)     (575,180)
                                 ------------   -----------   -----------   -----------   -----------   -----------
Net increase (decrease) in net
   assets resulting from
   variable annuity
   activities ................     28,701,380     6,166,633     9,579,291     5,906,935    (1,041,009)   (3,245,309)
                                 ------------   -----------   -----------   -----------   -----------   -----------
   Total increase (decrease)
      in net assets ..........     59,050,048    18,089,509    19,007,463     8,481,469     1,287,297    (1,380,169)

NET ASSETS:
   Beginning of year .........     91,985,374    73,895,865    26,686,480    18,205,011    25,323,412    26,703,581
                                 ------------   -----------   -----------   -----------   -----------   -----------
   END OF YEAR ...............   $151,035,422   $91,985,374   $45,693,943   $26,686,480   $26,610,709   $25,323,412
                                 ============   ===========   ===========   ===========   ===========   ===========

+     Investment in Penn Series Funds, Inc., an affiliate of Separate Account

++    Investment in Neuberger Berman Advisers Management Trust

+++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II

++++  Investment in Van Kampen's The Universal Institutional Funds, Inc.

@     Investment in AIM Variable Insurance Funds

@@    Investment in Federated Insurance Series

@@@   Investment in Rydex Variable Trust

@@@@  Investment in T. Rowe Price Equity Series, Inc.

@@@@@ Investment in T. Rowe Price International Series, Inc.

*     Prior to May 1, 2006, Russell 2000 Advantage Fund was named Mekros Fund

**    Prior to May 1, 2006, Inverse S&P 500 Index Fund was named Ursa Fund

*** Prior to May 1, 2006 Government Long Bond Advantage Fund was named U.S. Government Bond Fund

    The accompanying notes are an integral part of these financial statement.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED
DECEMEBER 31, 2006 AND 2005

                                       EQUITY INCOME                   GROWTH                   ASSET MANAGER
                                        PORTFOLIO+++                PORTFOLIO+++                 PORTFOLIO+++
                                 -------------------------   --------------------------   -------------------------
                                     2006          2005          2006          2005           2006          2005
                                 -----------   -----------   -----------   ------------   -----------   -----------
OPERATIONS:
   Net investment income
      (loss) .................   $ 1,872,278   $   260,498   $  (713,847)  $   (646,061)  $   257,787   $   262,180
   Net realized gains (losses)
      from investment
      transactions ...........    13,278,803     4,209,307      (784,250)    (2,818,905)     (189,913)     (290,268)
   Net change in unrealized
      appreciation
      (depreciation) of
      investments ............       211,699      (878,435)    5,942,540      6,988,964       850,956       479,227
                                 -----------   -----------   -----------   ------------   -----------   -----------
Net increase (decrease) in net
   assets resulting from
   operations ................    15,362,780     3,591,370     4,444,443      3,523,998       918,830       451,139
                                 -----------   -----------   -----------   ------------   -----------   -----------

VARIABLE ANNUITY ACTIVITIES:
   Purchase payments .........     8,996,882     7,298,655     3,759,720      4,058,014       554,138       940,709
   Surrender benefits ........    (6,378,690)   (6,325,972)   (7,213,412)    (9,017,314)   (1,594,864)   (1,212,893)
   Net transfers .............     1,546,898       779,603    (4,549,251)    (9,225,192)   (1,528,830)   (1,091,963)
   Considerations for
      supplementary contracts
      with life contingency ..            --            --            --             --         7,388            --
   Payments for supplementary
      contracts with life
      contingency ............       (25,138)       (8,646)           --             --            --            --
   Contract administration
      charges ................      (128,961)     (107,691)     (128,697)      (136,717)      (24,568)      (26,094)
   Annuity benefits ..........    (1,800,270)   (1,254,556)   (1,084,747)    (1,113,365)     (358,356)     (383,302)
                                 -----------   -----------   -----------   ------------   -----------   -----------
Net increase (decrease) in net
   assets resulting from
   variable annuity
   activities ................     2,210,721       381,393    (9,216,387)   (15,434,574)   (2,945,092)   (1,773,543)
                                 -----------   -----------   -----------   ------------   -----------   -----------
   Total increase (decrease)
      in net assets ..........    17,573,501     3,972,763    (4,771,944)   (11,910,576)   (2,026,262)   (1,322,404)

NET ASSETS:
   Beginning of year .........    81,789,919    77,817,156    87,104,962     99,015,538    17,163,375    18,485,779
                                 -----------   -----------   -----------   ------------   -----------   -----------
   END OF YEAR ...............   $99,363,420   $81,789,919   $82,333,018   $ 87,104,962   $15,137,113   $17,163,375
                                 ===========   ===========   ===========   ============   ===========   ===========

                                                                 V.I. CAPITAL
                                      EMERGING MARKETS           APPRECIATION          HIGH INCOME BOND
                                   (INT'L) PORTFOLIO++++            FUND @                FUND II @@
                                 -------------------------   -------------------   -----------------------
                                     2006          2005        2006       2005        2006         2005
                                 -----------   -----------   --------   --------   ---------   -----------
OPERATIONS:
   Net investment income
      (loss) .................   $  (176,490)  $  (161,065)  $ (1,322)  $ (1,137)  $  33,645   $    83,280
   Net realized gains (losses)
      from investment
      transactions ...........     3,647,131       721,737      4,956      6,732     (11,980)       20,004
   Net change in unrealized
      appreciation
      (depreciation) of
      investments ............     7,551,954     4,986,983       (158)    (3,362)     35,739       (83,572)
                                 -----------   -----------   --------   --------   ---------   -----------
Net increase (decrease) in net
   assets resulting from
   operations ................    11,022,595     5,547,655      3,476      2,233      57,404        19,712
                                 -----------   -----------   --------   --------   ---------   -----------

VARIABLE ANNUITY ACTIVITIES:
   Purchase payments .........     8,893,045     2,566,840         --         --          --        30,525
   Surrender benefits ........    (1,724,122)   (1,722,758)      (382)    (6,233)   (193,973)     (388,989)
   Net transfers .............     5,242,650     4,127,025     34,271    (44,754)    629,573    (1,495,296)
   Considerations for
      supplementary contracts
      with life contingency ..            --            --         --         --          --            --
   Payments for supplementary
      contracts with life
      contingency ............            --            --         --         --          --            --
   Contract administration
      charges ................       (56,551)      (26,758)      (223)      (221)     (1,339)       (2,382)
   Annuity benefits ..........      (412,215)     (331,074)    (5,015)    (4,652)    (18,512)      (16,790)
                                 -----------   -----------   --------   --------   ---------   -----------
Net increase (decrease) in net
   assets resulting from
   variable annuity
   activities ................    11,942,807     4,613,275     28,651    (55,860)    415,749    (1,872,932)
                                 -----------   -----------   --------   --------   ---------   -----------
   Total increase (decrease)
      in net assets ..........    22,965,402    10,160,930     32,127    (53,627)    473,153    (1,853,220)
NET ASSETS:
   Beginning of year .........    25,392,762    15,231,832     78,336    131,963     517,146     2,370,366
                                 -----------   -----------   --------   --------   ---------   -----------
   END OF YEAR ...............   $48,358,164   $25,392,762   $110,463   $ 78,336   $ 990,299   $   517,146
                                 ===========   ===========   ========   ========   =========   ===========

+     Investment in Penn Series Funds, Inc., an affiliate of Separate Account

++    Investment in Neuberger Berman Advisers Management Trust

+++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II

++++  Investment in Van Kampen's The Universal Institutional Funds, Inc.

@     Investment in AIM Variable Insurance Funds

@@    Investment in Federated Insurance Series

@@@   Investment in Rydex Variable Trust

@@@@  Investment in T. Rowe Price Equity Series, Inc.

@@@@@ Investment in T. Rowe Price International Series, Inc.

*     Prior to May 1, 2006, Russell 2000 Advantage Fund was named Mekros Fund

**    Prior to May 1, 2006, Inverse S&P 500 Index Fund was named Ursa Fund

*** Prior to May 1, 2006 Government Long Bond Advantage Fund was named U.S. Government Bond Fund

    The accompanying notes are an integral part of these financial statement.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED
DECEMEBER 31, 2006 AND 2005

                                  FINANCIAL SERVICES       HEALTH CARE       RUSSELL 2000 ADVANTAGE
                                       FUND @@@              FUND @@@              FUND @@@*               NOVA FUND @@@
                                 -------------------   -------------------   -----------------------   ---------------------
                                   2006       2005       2006       2005        2006         2005         2006        2005
                                 --------   --------   --------   --------   ----------   ----------   ---------   ---------
OPERATIONS:
   Net investment income
      (loss) .................   $   (571)  $   (448)  $   (396)  $   (894)  $   (6,115)  $   (2,775)  $   1,836   $  (2,462)
   Net realized gains (losses)
      from investment
      transactions ...........      3,828      9,984      5,065      7,740       99,918       47,020       7,841       9,706
   Net change in unrealized
      appreciation
      (depreciation) of
      investments ............      2,564     (7,143)    (1,778)    (1,362)      30,354      (82,713)     80,250      (6,734)
                                 --------   --------   --------   --------   ----------   ----------   ---------   ---------
Net increase (decrease) in net
   assets resulting from
   operations ................      5,821      2,393      2,891      5,484      124,157      (38,468)     89,927         510
                                 --------   --------   --------   --------   ----------   ----------   ---------   ---------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments .........         --         --         --         --           --           --          --          --
   Surrender benefits ........    (16,535)   (17,134)    (3,950)   (23,538)    (187,893)    (112,964)   (123,255)   (160,003)
   Net transfers .............     (1,196)    20,960    (14,283)   (10,238)    (704,401)     489,263     549,121      14,852
   Considerations for
      supplementary contracts
      with life contingency ..         --         --         --         --           --           --          --          --
   Payments for supplementary
      contracts with life
      contingency ............         --         --         --         --           --           --          --          --
   Contract administration
      charges ................       (200)      (196)       (75)      (119)        (957)        (976)       (894)       (481)
   Annuity benefits ..........     (4,385)    (4,267)      (408)      (975)      (9,320)      (3,677)     (7,226)     (3,355)
                                 --------   --------   --------   --------   ----------   ----------   ---------   ---------
Net increase (decrease) in net
   assets resulting from
   variable annuity
   activities ................    (22,316)      (637)   (18,716)   (34,870)    (902,571)     371,646     417,746    (148,987)
                                 --------   --------   --------   --------   ----------   ----------   ---------   ---------
      Total increase
         (decrease) in net
         assets ..............    (16,495)     1,756    (15,825)   (29,386)    (778,414)     333,178     507,673    (148,477)
NET ASSETS:
   Beginning of year .........     73,622     71,866     33,604     62,990    1,025,947      692,769     169,502     317,979
                                 --------   --------   --------   --------   ----------   ----------   ---------   ---------
   END OF YEAR ...............   $ 57,127   $ 73,622   $ 17,779   $ 33,604   $  247,533   $1,025,947   $ 677,175   $ 169,502
                                 ========   ========   ========   ========   ==========   ==========   =========   =========

                                                                                  INVERSE S&P
                                          OTC                TECHNOLOGY            500 INDEX       GOVERNMENT LONG BOND
                                       FUND @@@               FUND @@@            FUND @@@**      ADVANTAGE FUND @@@***
                                 --------------------   --------------------   ----------------   -----------------------
                                   2006        2005       2006        2005       2006      2005      2006         2005
                                 --------   ---------   --------   ---------   --------   -----   ----------   ----------
OPERATIONS:
   Net investment income
      (loss) .................   $ (1,983)  $  (2,782)  $   (512)  $  (1,274)  $   (194)  $  (2)  $    6,677   $   20,210
   Net realized gains (losses)
      from investment
      transactions ...........     26,852      (1,534)      (894)      2,830     15,159    (685)     (41,089)     (12,755)
   Net change in unrealized
      appreciation
      (depreciation) of
      investments ............      4,967     (31,316)       547     (10,829)        --      --      (14,645)      13,723
                                 --------   ---------   --------   ---------   --------   -----   ----------   ----------
Net increase (decrease) in net
   assets resulting from
   operations ................     29,836     (35,632)      (859)     (9,273)    14,965    (687)     (49,057)      21,178
                                 --------   ---------   --------   ---------   --------   -----   ----------   ----------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments .........         --          --         --          --         --      --           --       30,525
   Surrender benefits ........    (29,649)     (4,659)    (7,344)    (19,364)    (9,612)     --     (171,648)    (299,559)
   Net transfers .............     11,635    (340,927)    (3,756)   (112,668)    (4,893)    687     (685,942)     904,900
   Considerations for
      supplementary contracts
      with life contingency ..         --          --         --          --         --      --           --           --
   Payments for supplementary
      contracts with life
      contingency ............         --          --         --          --         --      --           --           --
   Contract administration
      charges ................       (297)       (354)      (102)       (165)       (32)     --         (840)      (2,275)
   Annuity benefits ..........     (3,089)     (1,871)      (777)     (1,028)      (428)     --      (14,493)     (27,938)
                                 --------   ---------   --------   ---------   --------   -----   ----------   ----------
Net increase (decrease) in net
   assets resulting
   from variable annuity
      activities .............    (21,400)   (347,811)   (11,979)   (133,225)   (14,965)    687     (872,923)     605,653
                                 --------   ---------   --------   ---------   --------   -----   ----------   ----------
      Total increase
         (decrease) in net
         assets ..............      8,436    (383,443)   (12,838)   (142,498)        --      --     (921,980)     626,831
NET ASSETS:
   Beginning of year .........     88,130     471,573     27,325     169,823         --      --    1,049,428      422,597
                                 --------   ---------   --------   ---------   --------   -----   ----------   ----------
   END OF YEAR ...............   $ 96,566   $  88,130   $ 14,487   $  27,325   $     --   $  --   $  127,448   $1,049,428
                                 ========   =========   ========   =========   ========   =====   ==========   ==========

+    Investment in Penn Series Funds, Inc., an affiliate of Separate Account

++   Investment in Neuberger Berman Advisers Management Trust

+++  Investment in Fidelity Investments' Variable Insurance Products Funds I and
     II

++++ Investment in Van Kampen's The Universal Institutional Funds, Inc.

@    Investment in AIM Variable Insurance Funds

@@   Investment in Federated Insurance Series

@@@  Investment in Rydex Variable Trust

@@@  Investment in T. Rowe Price Equity Series, Inc.

@@@@@ Investment in T. Rowe Price International Series, Inc.

*    Prior to May 1, 2006, Russell 2000 Advantage Fund was named Mekros Fund

**   Prior to May 1, 2006, Inverse S&P 500 Index Fund was named Ursa Fund

*** Prior to May 1, 2006 Government Long Bond Advantage Fund was named U.S. Government Bond Fund

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED
DECEMEBER 31, 2006 AND 2005

                                                                                                            INTERNATIONAL
                                   U.S. GOVERNMENT MONEY         UTILITIES           EQUITY INCOME              STOCK
                                      MARKET FUND @@@         MARKET FUND @@@      PORTFOLIO II @@@@       PORTFOLIO @@@@@
                                 ------------------------   ------------------   ---------------------   ------------------
                                    2006          2005        2006      2005        2006        2005       2006       2005
                                 ----------   -----------   -------   --------   ---------   ---------   --------   -------
OPERATIONS:
   Net investment income gains
      (losses) ...............   $   34,594   $    11,149   $   524   $   (929)  $    (538)  $  (1,218)  $    116   $ 1,000
   Net realized gains (losses)
      from investment
      transactions ...........           --            --     8,771     20,944      24,130      54,157     10,561     2,220
   Net change in unrealized
      appreciation of
      investments ............           --            --     4,486     (5,669)     37,967     (36,346)     6,905     4,287
                                 ----------   -----------   -------   --------   ---------   ---------   --------   -------
Net increase (decrease) in net
   assets resulting from
   operations ................       34,594        11,149    13,781     14,346      61,559      16,593     17,582     7,507
                                 ----------   -----------   -------   --------   ---------   ---------   --------   -------
VARIABLE ANNUITY ACTIVITIES:
   Purchase payments .........       45,672         3,500        --         --          --          --         --        --
   Surrender benefits ........     (728,262)   (1,028,991)   (6,454)   (32,241)   (100,422)   (249,365)   (57,439)   (5,989)
   Net transfers .............      311,934       493,955    16,784     23,445    (228,071)    (98,764)    49,830    73,977
   Considerations for
      supplementary contracts
      with life contingency ..           --            --        --         --          --          --         --        --
   Payments for supplementary
      contracts with life
      contingency ............           --            --        --         --          --          --         --        --
   Contract administration
      charges ................       (3,190)       (4,737)     (168)      (268)       (976)     (1,927)      (147)      (92)
   Annuity benefits ..........     (167,891)      (36,354)   (3,618)    (4,548)    (12,156)    (18,542)    (3,855)   (1,348)
                                 ----------   -----------   -------   --------   ---------   ---------   --------   -------
Net increase (decrease) in net
   assets
   resulting from variable
      annuity activities .....     (541,737)     (572,627)    6,544    (13,612)   (341,625)   (368,598)   (11,611)   66,548
                                 ----------   -----------   -------   --------   ---------   ---------   --------   -------
      Total increase
         (decrease) in net
         assets ..............     (507,143)     (561,478)   20,325        734    (280,066)   (352,005)     5,971    74,055
NET ASSETS:
   Beginning of year .........    1,430,820     1,992,298    61,707     60,973     594,734     946,739     93,791    19,736
                                 ----------   -----------   -------   --------   ---------   ---------   --------   -------
   END OF YEAR ...............   $  923,677   $ 1,430,820   $82,032   $ 61,707   $ 314,668   $ 594,734   $ 99,762   $93,791
                                 ==========   ===========   =======   ========   =========   =========   ========   =======

+    Investment in Penn Series Funds, Inc., an affiliate of Separate Account

++   Investment in Neuberger Berman Advisers Management Trust

+++  Investment in Fidelity Investments' Variable Insurance Products Funds I and
     II

++++ Investment in Van Kampen's The Universal Institutional Funds, Inc.

@    Investment in AIM Variable Insurance Funds

@@   Investment in Federated Insurance Series

@@@  Investment in Rydex Variable Trust

@@@@ Investment in T. Rowe Price Equity Series, Inc.

@@@@@ Investment in T. Rowe Price International Series, Inc.

*    Prior to May 1, 2006, Russell 2000 Advantage Fund was named Mekros Fund

**   Prior to May 1, 2006, Inverse S&P 500 Index Fund was named Ursa Fund

*** Prior to May 1, 2006 Government Long Bond Advantage Fund was named U.S. Government Bond Fund

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

NOTES TO FINANCIAL STATEMENTS - December 31, 2006

NOTE 1. ORGANIZATION

     Account III was established by The Penn Mutual Life Insurance Company ("Penn Mutual") under the provisions of the Pennsylvania Insurance Law. Account III is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account III offers units to variable annuity contract owners to provide for the accumulation of value and for the payment of annuities. Account III contains contracts of the Diversifier II, Optimizer, Commander, Penn Freedom, Enhanced Credit Variable Annuity, Pennant Select, Olympia XT Advisor, Penn Freedom Advisor, and Retirement Planner VA variable annuity products. Under applicable insurance law, the assets and liabilities of Account III are clearly identified and distinguished from Penn Mutual's other assets and liabilities. The portion of Account III's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Penn Mutual may conduct.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The preparation of the accompanying financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported values of assets and liabilities as of December 31, 2006 and the reported amounts from operations and contract transactions during 2006 and 2005. Actual results could differ with those estimates. The significant accounting policies of Penn Mutual Variable Annuity Account III ("Account III") are as follows:

     INVESTMENTS - Assets of Account III are invested into subaccounts which are invested in shares of Penn Series Funds, Inc. ("Penn Series"), an affiliated entity of Penn Mutual: Money Market, Limited Maturity Bond, Quality Bond, High Yield Bond, Flexibly Managed, Growth Stock, Large Cap Value, Large Cap Growth, Index 500, Mid Cap Growth, Mid Cap Value, Strategic Value, Small Cap Growth, Small Cap Value, International Equity and REIT Funds; Neuberger Berman Advisers Management Trust ("AMT"): Balanced Portfolio; Fidelity Investments' Variable Insurance Products Funds I and II ("Fidelity"): Equity Income, Growth, and Asset Manager Portfolios; The Universal Institutional Funds, Inc. ("Van Kampen"):
Emerging Markets Equity (Int'l) Portfolio; AIM Variable Insurance Funds ("AIM"):
V.I. Capital Appreciation Fund; Federated Insurance Series ("Federated"): High Income Bond Fund II; Rydex Variable Trust ("Rydex"): Financial Services, Health Care, Russell 2000 Advantage , Nova, OTC, Technology, Inverse S&P 500 Index, Government Long Bond Advantage, U.S. Government Money Market, and Utilities Funds; T. Rowe Price Equity Series, Inc. ("T. Rowe"): Equity Income Portfolio II, and T. Rowe Price International Series, Inc. ("T. Rowe"): International Stock Portfolio. Penn Series, AMT, Fidelity, Van Kampen, AIM, Federated, Rydex, and T. Rowe are open-end diversified management investment companies. The investment in shares of these funds or portfolios is carried at fair market value as determined by the underlying net asset value of the respective funds or portfolios. Dividend income and realized gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on a trade date basis.

     FEDERAL INCOME TAXES - The operations of Account III are included in the federal income tax return of Penn Mutual, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, Penn Mutual does not expect to incur federal income taxes on the earnings of Account III to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to Account III for federal income taxes. Penn Mutual will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

     DIVERSIFICATION REQUIREMENTS - Under the provisions of Section 817(h) of the IRC, a variable annuity contract other than a contract issued in connection with certain types of employee benefit plans will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Internal Revenue Service has issued regulations under section 817(h) of IRC. Penn Mutual believes that Account III satisfies the current requirements of the regulations, and it intends that Account III will continue to meet such requirements.

NOTE 3. PURCHASES AND SALES OF INVESTMENTS

     The following table shows aggregate cost of shares purchased and proceeds of shares redeemed of each fund or portfolio for the period ended December 31, 2006:

                                   Purchases       Sales
                                 ------------   -----------
Money Market Fund ............   $ 24,361,157   $18,837,988
Limited Maturity Bond Fund ...     12,243,404     4,963,092
Quality Bond Fund ............     28,748,539    12,871,267
High Yield Bond Fund .........     15,250,225    14,788,384
Flexibly Managed Fund ........    299,420,582    64,349,338
Growth Stock Fund ............     15,222,226     8,161,479
Large Cap Value Fund .........     15,779,010    19,183,933
Large Cap Growth Fund ........      5,862,431     4,521,663
Index 500 Fund ...............     17,096,427    13,048,897
Mid Cap Growth Fund ..........     10,009,193     7,857,544
Mid Cap Value Fund ...........     16,523,200    10,630,085
Strategic Value Fund .........      8,711,705     5,714,930
Small Cap Growth Fund ........     11,368,298    10,785,782
Small Cap Value Fund .........     23,490,958    10,580,072
International Equity Fund ....     54,832,351    11,385,741
REIT Fund ....................     16,862,515     3,940,367
Balanced Portfolio ...........      3,560,803     4,714,846
Equity Income Portfolio ......     26,663,624    11,733,522
Growth Portfolio .............      5,775,532    15,702,985
Asset Manager Portfolio ......      1,425,468     4,112,296
Emerging Markets Equity
   (Int'l) Portfolio .........     20,698,148     8,076,481
V.I. Capital Appreciation
   Fund ......................        138,998       111,665
High Income Bond Fund II .....      1,200,632       751,177
Financial Services Fund ......        407,975       428,957
Health Care Fund .............        276,609       294,750
Russell 2000 Advantage Fund ..        846,275     1,754,981
Nova Fund ....................      1,063,552       643,924
OTC Fund .....................     11,050,232    11,073,612
Technology Fund ..............        321,132       333,624
Inverse S&P 500 Index Fund ...      2,238,146     2,253,305
Government Long Bond Advantage
   Fund ......................      2,955,231     3,821,511
U.S. Government Money Market
   Fund ......................     16,842,278    17,349,236
Utilities Fund ...............        133,028       125,280
Equity Income Portfolio II ...        245,496       578,228
International Stock
   Portfolio .................         65,818        76,977

NOTE 4. RELATED PARTY TRANSACTIONS AND CONTRACT CHARGES

Penn Mutual received $28,573,355 and $23,747,294 from Account III for the years ended December 31, 2006 and 2005. These charges include those assessed through a reduction in unit values as well as those assessed through the redemption of units.

Certain charges of the products are reflected as a reduction in the value of the units held by the policyholder. These are as follows:

                                 MORTALITY                       MAXIMUM
                                   & RISK       CONTRACT      SUPPLEMENTAL
           PRODUCTS               EXPENSE    ADMINISTRATION   RIDER CHARGE
------------------------------   ---------   --------------   ------------
Diversifier II/Optimizer .....     1.25%          None             N/A
Commander ....................     1.25%          0.15%           0.95%
Penn Freedom .................     1.30%          0.15%           0.95%
Enhanced Credit Variable
   Annuity ...................     1.25%          0.15%           0.60%
Pennant Select ...............     1.20%          0.15%           0.95%
Olympia XT Advisor ...........     1.25%          0.15%           0.60%
Penn Freedom Advisor .........     1.45%          0.15%           0.60%
Retirement Planner VA ........     1.25%          None            0.60%

Certain charges of the products are reflected as a redemption of units held by the policyholder. These are as follows:

           PRODUCTS              ANNUAL CONTRACT CHARGE
------------------------------   ----------------------
Diversifier II/Optimizer         $30 maximum
Commander                        If Account Value is < $100,000, the lesser of
                                 $40 or 2% of the Account Value
Penn Freedom                     If Account Value is < $100,000, the lesser of
                                 $40 or 2% of the Account Value
Enhanced Credit Variable
   Annuity                       If Account Value is < $100,000, the lesser of
                                 $40 or 2% of the Account Value
Pennant Select                   If Account Value is < $100,000, the lesser of
                                 $40 or 2% of the Account Value
Olympia XT Advisor               If Account Value is < $100,000, the lesser of
                                 $40 or 2% of the Account Value
Penn Freedom Advisor             If Account Value is < $100,000, the lesser of
                                 $40 or 2% of the Account Value
Retirement Planner VA            $30 maximum

           PRODUCTS              SURRENDER CHARGES
------------------------------   -----------------
Diversifier II/Optimizer         Maximum charge of 7% of purchase payments
                                 received. Charges do not apply after 10 years.
Commander                        Maximum charge of 1% of purchase payments
                                 received. Charges do not apply after 1 year.
Penn Freedom                     Maximum charge of 8% of purchase payments
                                 received. Charges do not apply after 4 years.
Enhanced Credit Variable         Maximum charge of 8% of purchase payments
   Annuity                       received. Charges do not apply after 9 years.
Pennant Select                   Maximum charge of 7% of purchase payments
                                 received. Charges do not apply after 7 years.
Olympia XT Advisor               Maximum charge of 8% of purchase payments
                                 received. Charges do not apply after 9 years.
Penn Freedom Advisor             Maximum charge of 8% of purchase payments
                                 received. Charges do not apply after 4 years.
Retirement Planner VA            Maximum charge of 7% of purchase payments
                                 received. Charges do not apply after 10 years.

Premium taxes on purchase payments are withdrawn from payments prior to the purchase of units. Currently, state premium taxes on purchase payments range from 0.00% to 3.50%.

NOTE 5. ACCUMULATION UNITS

The accumulation units are as follows:

                                 January 1,
                                    2005                December 31, 2005                      December 31, 2006
                                 ----------   ------------------------------------   ------------------------------------
                                                                          Ending                                 Ending
                                    Unit        Units        Units         Unit        Units        Units         Unit
Subaccount                         Balance    Purchased    Redeemed      Balance     Purchased    Redeemed      Balance
------------------------------   ----------   ---------   -----------   ----------   ---------   -----------   ----------
Money Market Fund                 1,842,289   1,198,296   (1,179,372)    1,861,213   1,747,719   (1,293,380)    2,315,552
Limited Maturity Bond Fund        1,893,330     324,305     (277,737)    1,939,898     810,077     (281,709)    2,468,266
Quality Bond Fund                 5,308,321   1,256,494     (439,721)    6,125,094   1,573,862     (428,815)    7,270,141
High Yield Bond Fund              2,400,182     676,144     (414,261)    2,662,065     634,247     (549,626)    2,746,686
Flexibly Managed Fund            16,828,951   6,151,002     (235,445)   22,744,508   6,738,403     (445,929)   29,036,982
Growth Stock Fund                 3,183,875     731,599     (257,293)    3,658,181   1,835,898     (167,898)    5,326,181
Large Cap Value Fund              4,924,604     549,755     (356,190)    5,118,168     371,993     (449,207)    5,040,954
Large Cap Growth Fund             1,489,064     368,839     (215,005)    1,642,898     439,061     (320,499)    1,761,460
Index 500 Fund                    7,296,541     463,262     (882,661)    6,877,142   1,029,723     (493,650)    7,413,215
Mid Cap Growth                    3,901,641     476,764     (460,746)    3,917,660     958,995     (580,084)    4,296,571
Mid Cap Value Fund                2,577,894     525,733     (194,527)    2,909,100     471,170     (306,230)    3,074,040
Strategic Value Fund              1,284,004     541,628     (127,198)    1,698,434     368,288     (327,769)    1,738,953
Small Cap Growth Fund             2,779,089     278,279     (367,571)    2,689,797     624,299     (361,335)    2,952,761
Small Cap Value Fund              3,588,341     381,901     (368,811)    3,601,431     561,847     (199,888)    3,963,390
International Equity Fund         3,829,204     973,370     (321,090)    4,481,484   2,035,277     (202,775)    6,313,986
REIT Fund                         1,111,732     527,646     (176,644)    1,462,734     549,811      (94,550)    1,917,995
Balanced Portfolio                1,909,414      89,627     (295,254)    1,703,787     206,217     (216,401)    1,693,603
Equity Income Portfolio           4,634,977     600,642     (371,598)    4,864,020     685,162     (341,119)    5,208,063
Growth Portfolio                  6,921,706     158,256   (1,127,676)    5,952,287     365,126     (825,142)    5,492,271
Asset Manager Portfolio           1,324,744     112,427     (219,669)    1,217,502      50,635     (230,636)    1,037,501
Emerging Markets Equity
   (Int'l) Portfolio              1,128,099     442,316     (188,822)    1,381,594     754,808     (263,236)    1,873,166
V.I. Capital Appreciation Fund       12,294       6,830      (12,319)        6,805      12,105       (9,730)        9,180
High Income Bond Fund II            187,933      89,668     (236,994)       40,607      86,579      (56,090)       71,096
Financial Services Fund               6,142      30,444      (30,412)        6,175      32,734      (34,739)        4,170
Health Care Fund                      5,534      41,688      (44,512)        2,710      21,987      (23,310)        1,387
Russell 2000 Advantage Fund(a)       56,193     215,719     (190,634)       81,278      61,124     (125,880)       16,522
Nova Fund                            29,414     140,941     (155,058)       15,297      92,203      (55,502)       51,998
OTC Fund                             39,693      13,986      (46,238)        7,441     966,404     (966,035)        7,810
Technology Fund                      14,246      45,591      (57,574)        2,263      24,915      (26,028)        1,150
Inverse S&P 500 Index Fund(b)            --       6,424       (6,624)           --     308,633     (308,633)           --
Government Long Bond Advantage
   Fund(c)                           33,817     919,618     (874,177)       79,258     231,173     (300,358)       10,073
U.S. Government Money Market
   Fund                             206,521   1,581,196   (1,640,282)      147,435   1,638,449   (1,692,767)       93,117

                            January 1,        December 31, 2005             December 31, 2006
                               2005     ----------------------------  ----------------------------
                            ----------                        Ending                        Ending
                                Unit      Units      Units     Unit     Units      Units     Unit
Subaccount                    Balance   Purchased  Redeemed  Balance  Purchased  Redeemed  Balance
--------------------------  ----------  ---------  --------  -------  ---------  --------  -------
Utilities Fund                 6,027      62,880   (63,310)    5,598    10,899   (10,246)    6,251
Equity Income Portfolio II    82,922      47,215   (79,273)   50,863    19,026   (46,813)   23,076
International Stock
   Portfolio                   1,709      6,772     (1,388)    7,093     4,737    (5,384)    6,446

NOTE 6. FINANCIAL HIGHLIGHTS

     Account III is a funding vehicle for a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

     The following table was developed by determining which products offered within Account III have the lowest and highest total return. Only product designs within each subaccount that has units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered within Account III as contract owners may not have selected all available and applicable contract options.

                             January 1, 2006                December 31, 2006                For the Year ended December 31, 2006
                            ----------------  ------------------------------------------  -----------------------------------------
                                                                                          Investment
                                                                                            Income       Expense        Total
Subaccount                   Unit Fair Value     Units     Unit Fair Value    Net Assets   Ratio*(%)   Ratio**(%)    Return***(%)
--------------------------  ----------------  ----------  -----------------  -----------  ----------  ------------  ---------------
Money Market Fund           $10.04 to $22.81   2,315,552   $10.36 to $23.57  $30,133,802     4.60     1.25 to 1.60    3.14 to  3.34
Limited Maturity Fund        10.70 to  15.02   2,468,266    11.02 to  15.50   31,200,892     4.81     1.25 to 1.60    2.99 to  3.20
Quality Bond Fund            11.18 to  29.52   7,270,141    11.59 to  30.69  109,880,081     4.12     1.25 to 1.60    3.74 to  3.95
High Yield Bond Fund         13.55 to  49.52   2,746,686    14.69 to  53.79   58,236,522     5.82     1.25 to 1.60    8.39 to  8.60
Flexibly Managed Fund        15.87 to 130.83  29,036,982    18.05 to 149.07  959,061,870     1.77     1.25 to 1.60   13.71 to 13.94
Growth Stock Fund             5.84 to  39.76   5,326,181     6.51 to  44.38   67,368,322     0.26     1.25 to 1.60   11.38 to 11.61
Large Cap Value Fund         12.01 to  51.95   5,040,954    14.00 to  60.68  135,392,863     1.07     1.25 to 1.60   16.57 to 16.80
Large Cap Growth Fund        11.05 to  11.14   1,761,460    11.30 to  11.40   19,976,718     0.24     1.25 to 1.60    2.21 to  2.41
Index 500 Fund               10.07 to  15.66   7,413,215    14.46 to  17.84   98,825,572     1.34     1.25 to 1.60   13.72 to 13.94
Mid Cap Growth Fund           7.33 to  15.82   4,296,571     7.72 to  16.69   42,788,004       --     1.25 to 1.60    5.28 to  5.49
Mid Cap Value Fund           16.55 to  25.38   3,074,040    18.17 to  27.92   71,871,042     0.64     1.25 to 1.60    9.81 to 10.03
Strategic Value Fund         13.68 to  13.78   1,738,953    15.13 to  15.27   26,413,865     0.47     1.25 to 1.60   10.62 to 10.84
Small Cap Growth Fund         9.57 to  28.89   2,952,761     9.32 to  28.18   53,204,019       --     1.25 to 1.60   (2.65)to (2.45)
Small Cap Value Fund         16.12 to  29.96   3,963,390    18.66 to  34.75  103,427,966     0.31     1.25 to 1.60   15.75 to 15.98
International Equity Fund    13.74 to  30.22   6,313,986    17.67 to  38.90  151,035,422     1.66     1.25 to 1.60   28.47 to 28.73
REIT Fund                    18.18 to  18.32    1917,995    23.73 to  23.95   45,693,943     1.24     1.25 to 1.60   30.51 to 30.77
Balanced Portfolio           11.11 to  20.05   1,693,603    12.12 to  21.91   26,610,709     0.81     1.25 to 1.60    9.08 to  9.30
Equity Income Portfolio      12.27 to  24.07   5,208,063    14.53 to  28.58   99,363,420     3.36     1.25 to 1.60   18.47 to 18.70
Growth Portfolio              9.28 to  22.05   5,492,271     9.78 to  23.27   82,333,018     0.40     1.25 to 1.60    5.32 to  5.53
Asset Manager Portfolio      10.99 to  18.94   1,037,501    11.63 to  20.07   15,137,113     2.83     1.25 to 1.60    5.78 to  5.99

                             January 1, 2006                December 31, 2006                For the Year ended December 31, 2006
                            ----------------  ------------------------------------------  -----------------------------------------
                                                                                          Investment
                                                                                            Income       Expense       Total
Subaccount                   Unit Fair Value     Units     Unit Fair Value    Net Assets   Ratio*(%)   Ratio**(%)   Return***(%)
--------------------------  ----------------  ----------  -----------------  -----------  ----------  ------------  ---------------
Emerging Markets Equity
   (Int'l) Portfolio          15.40 to 22.29   1,873,166     20.86 to 30.16   48,358,164     0.76     1.25 to 1.60  35.17  to 35.44
V.I. Capital Appreciation
   Fund                       11.45 to 11.53       9,180     11.98 to 12.09      110,463     0.06     1.25 to 1.60   4.62  to  4.83
High Income Bond Fund II      12.72 to 12.82      71,096     13.87 to 14.00      990,299     6.64     1.25 to 1.60   9.05  to  9.27
Financial Services Fund       11.86 to 11.94       4,170     13.62 to 13.75       57,127     0.64     1.25 to 1.60  14.88  to 15.11
Health Care Fund              12.35 to 12.43       1,387     12.77 to 12.89       17,779       --     1.25 to 1.60   3.45  to  3.65
Russell 2000 Advantage
   Fund(a)                    12.55 to 12.64      16,522     14.93 to 15.07      247,533     0.14     1.25 to 1.60  18.94  to 19.17
Nova Fund                     11.02 to 11.10      51,998     12.93 to 13.05      677,175     1.69     1.25 to 1.60  17.39  to 17.62
OTC Fund                      11.77 to 11.85       7,810     12.25 to 12.37       96,566       --     1.25 to 1.60   4.10  to  4.31
Technology Fund               12.04 to 12.13       1,150     12.55 to 12.66       14,487       --     1.25 to 1.60   4.21  to  4.42
Inverse S&P 500 Index
   Fund(b)                     7.48 to  7.53          --      6.87 to  6.87           --       --     1.25 to 1.60  (8.97) to (8.79)
Government Long Bond
   Advantage Fund(c)          13.22 to 13.31      10,073     12.60 to 12.72      127,448     3.50     1.25 to 1.60  (4.67) to (4.48)
U.S. Government Money
   Market Fund                 9.68 to  9.75      93,117      9.89 to  9.98      923,677     3.71     1.25 to 1.60   2.18  to  2.39
Utilities Fund                10.96 to 11.04       6,251     13.05 to 13.17       82,032     2.00     1.25 to 1.60  19.05  to 19.29
Equity Income Portfolio II    11.63 to 11.71      23,076     13.61 to 13.67      314,668     1.22     1.25 to 1.60  16.77  to 17.00
International Stock
   Portfolio                  13.14 to 13.24       6,446     15.40 to 15.55       99,762     1.49     1.25 to 1.60  17.21  to 17.44

                            January 1, 2005                 December 31, 2005             For the Year ended December 31, 2005
                           ------------------ ----------------------------------------- ---------------------------------------
                                                                                        Investment
                                                                                          Income      Expense        Total
Subaccount                  Unit Fair Value      Units    Unit Fair Value    Net Assets  Ratio*(%)  Ratio**(%)   Return***(%)
----------                 ------------------ ---------- ------------------ ----------- ---------- ------------ ---------------
Money Market Fund           $ 9.91 to $ 22.46  1,861,213  $10.04 to $ 22.81 $24,607,883    2.78    1.25 to 1.60  1.35  to  1.55
Limited Maturity Fund        10.62 to   14.89  1,939,898   10.70 to   15.02  24,017,142    4.06    1.25 to 1.60  0.68  to  0.88
Quality Bond Fund            11.06 to   29.16  6,125,094   11.18 to   29.52  92,830,190    4.44    1.25 to 1.60  1.03  to  1.23
High Yield Bond Fund         13.34 to   48.63  2,662,065   13.55 to   49.52  55,671,235    7.21    1.25 to 1.60  1.63  to  1.83
Flexibly Managed Fund        14.93 to  122.84 22,744,508   15.87 to  130.83  91,988,671    1.61    1.25 to 1.60  6.30  to  6.51
Growth Stock Fund             5.58 to   37.93  3,658,181    5.84 to   39.76  52,967,259    0.11    1.25 to 1.60  4.62  to  4.83
Large Cap Value Fund         11.83 to   51.07  5,118,168   12.01 to   51.95 124,662,226    1.14    1.25 to 1.60  1.52  to  1.73
Large Cap Growth Fund        11.08 to   11.14  1,642,898   11.05 to   11.14  18,218,696    0.17    1.25 to 1.60 (0.26) to (0.06)
Index 500 Fund                9.78 to   15.18  6,877,142   10.07 to   15.66  83,025,808    1.57    1.25 to 1.60  2.98  to  3.19
Mid Cap Growth Fund           6.60 to   14.24  3,917,660    7.33 to   15.82  38,164,279      --    1.25 to 1.60 10.87  to 11.09
Mid Cap Value Fund           14.94 to   22.88  2,909,100   16.55 to   25.38  62,996,495    0.67    1.25 to 1.60 10.72  to 10.94
Strategic Value Fund         12.83 to   12.89  1,698,434   13.68 to   13.78  23,309,051    0.52    1.25 to 1.60  6.65  to  6.86
Small Cap Growth Fund         9.14 to   27.53  2,689,797    9.57 to   28.89  53,460,767      --    1.25 to 1.60  4.75  to  4.95
Small Cap Value Fund         15.77 to   29.26  3,601,431   16.12 to   29.96  83,723,028    0.40    1.25 to 1.60  2.18  to  2.39
International Equity Fund    11.94 to   26.21  4,481,484   13.74 to   30.22  91,988,671    0.42    1.25 to 1.60 15.09  to 15.32
REIT Fund                    16.33 to   16.42  1,462,734   18.18 to   18.32  26,687,472    2.29    1.25 to 1.60 11.34  to 11.57
Balanced Portfolio           10.32 to   18.59  1,703,787   11.11 to   20.05  25,324,321    0.96    1.25 to 1.60  7.61  to  7.83

                                                                                        For the Year ended December 31, 2005
                                                                                     ------------------------------------------
                            January 1, 2005             December 31, 2005            Investment
                            ---------------  --------------------------------------    Income       Expense          Total
Subaccount                  Unit Fair Value    Units    Unit Fair Value  Net Assets   Ratio*(%)   Ratio**(%)     Return***(%)
----------                  ---------------  ---------  ---------------  ----------  ----------  ------------  ----------------
Equity Income Portfolio      11.76 to 23.03  4,864,020   12.27 to 24.07  81,792,866     1.58     1.25 to 1.60      4.35 to 4.55
Growth Portfolio              8.89 to 21.10  5,952,287    9.28 to 22.05  87,108,057     0.52     1.25 to 1.60      4.28 to 4.49
Asset Manager Portfolio      10.71 to 18.43    744,668   10.99 to 18.94  17,163,991     2.74     1.25 to 1.60      2.55 to 2.76
Emerging Markets Equity
   (Int'l) Portfolio         11.65 to 16.88  1,381,594   15.40 to 22.29  25,393,683     0.38     1.25 to 1.60    31.93 to 32.20
V.I. Capital Appreciation
   Fund                      10.69 to 10.75      6,805   11.45 to 11.53      78,339     0.05     1.25 to 1.60      7.11 to 7.33
High Income Bond Fund II     12.59 to 12.66     40,607   12.72 to 12.82     517,168    10.24     1.25 to 1.60      1.03 to 1.23
Financial Services Fund      11.65 to 11.71      6,175   11.86 to 11.94      73,625     0.78     1.25 to 1.60      1.74 to 1.95
Health Care Fund             11.34 to 11.40      2,710   12.35 to 12.43      33,605       --     1.25 to 1.60      8.89 to 9.11
Mekros Fund(a)               12.27 to 12.34     81,278   12.55 to 12.64   1,025,988     0.76     1.25 to 1.60      2.27 to 2.48
Nova Fund                    10.77 to 10.82     15,297   11.02 to 11.10     169,509     0.39     1.25 to 1.60      2.32 to 2.52
OTC Fund                     11.83 to 11.89      7,441   11.77 to 11.85      88,133       --     1.25 to 1.60  (0.49) to (0.29)
Technology Fund              11.86 to 11.93      2,263   12.04 to 12.13      27,326       --     1.25 to 1.60      1.48 to 1.68
Ursa Fund(b)                   7.66 to 7.70         --     7.48 to 7.53          --       --     1.25 to 1.60  (2.34) to (2.15)
U.S. Government Bond
   Fund(c)                   12.47 to 12.53     79,258   13.22 to 13.31   1,049,473     3.34     1.25 to 1.60      6.01 to 6.22
U.S. Government Money
   Market Fund                 9.64 to 9.69  1,581,196     9.68 to 9.75   1,430,882     1.93     1.25 to 1.60      0.40 to 0.60
Utilities Fund               10.08 to 10.13     62,880   10.96 to 11.04      61,709     0.59     1.25 to 1.60      8.81 to 9.03
Equity Income Portfolio II   11.38 to 11.47     47,215   11.63 to 11.71     594,757     1.25     1.25 to 1.60      2.05 to 2.26
International Stock
   Portfolio                 11.51 to 11.57      6,772   13.14 to 13.24      93,795     4.17     1.25 to 1.60    14.20 to 14.43

                                                                                           For the Year ended December 31, 2004
                                                                                        ------------------------------------------
                            January 1, 2004              December 31, 2004              Investment
                            ---------------  -----------------------------------------    Income       Expense          Total
Subaccount                  Unit Fair Value    Units     Unit Fair Value   Net Assets    Ratio*(%)   Ratio**(%)     Return***(%)
----------                  ---------------  ----------  ---------------  ------------  ----------  ------------  ----------------
Money Market Fund           $9.96 to $22.53   1,842,289  $9.91 to $22.46  $ 25,259,288     0.92     1.25 to 1.60  (0.49) to (0.30)
Limited Maturity Fund        10.54 to 14.74   1,893,330   10.62 to 14.89    23,515,056     3.39     1.25 to 1.60       .85 to 1.05
Quality Bond Fund            10.73 to 28.23   5,308,321   11.06 to 29.16    83,861,067     4.20     1.25 to 1.60      3.09 to 3.29
High Yield Bond Fund         12.22 to 44.48   2,400,182   13.34 to 48.63    53,530,372     7.37     1.25 to 1.60      9.12 to 9.34
Flexibly Managed Fund       12.78 to 104.89  16,828,951  14.93 to 122.84   603,145,736     2.06     1.25 to 1.60    16.88 to 17.11
Growth Stock Fund             5.06 to 34.32   3,183,875    5.58 to 37.93    50,595,473     0.43     1.25 to 1.60    10.29 to 10.51
Large Cap Value Fund         10.64 to 45.82   4,924,604   11.83 to 51.07   130,069,852     1.41     1.25 to 1.60    11.23 to 11.45
Large Cap Growth Fund        10.35 to 10.38   1,489,064   11.08 to 11.14    16,543,958     0.61     1.25 to 1.60      7.10 to 7.31
Index 500 Fund                8.98 to 13.91   7,296,541    9.78 to 15.18    87,000,138     1.67     1.25 to 1.60      8.88 to 9.10
Mid Cap Growth Fund           6.01 to 12.95   3,901,641    6.60 to 14.24    34,930,568       --     1.25 to 1.60      9.77 to 9.99
Mid Cap Value Fund           12.31 to 18.81   2,577,894   14.94 to 22.88    51,433,208     0.40     1.25 to 1.60    21.40 to 21.65
Strategic Value Fund         10.47 to 10.51   1,284,004   12.83 to 12.89    16,508,987     0.52     1.25 to 1.60    22.46 to 22.71
Small Cap Growth Fund         8.47 to 25.46   2,779,089    9.14 to 27.53    55,169,724       --     1.25 to 1.60      7.92 to 8.14
Small Cap Value Fund         13.93 to 25.79   3,588,341   15.77 to 29.26    83,681,235     0.03     1.25 to 1.60    13.23 to 13.45

                                                                                         For the Year ended December 31, 2004
                                                                                     --------------------------------------------
                            January 1, 2004             December 31, 2004            Investment
                            ---------------  --------------------------------------    Income       Expense           Total
Subaccount                  Unit Fair Value    Units    Unit Fair Value  Net Assets   Ratio*(%)   Ratio**(%)      Return***(%)
----------                  ---------------  ---------  ---------------  ----------  ----------  ------------  ------------------
International Equity Fund     9.31 to 20.41  3,829,204   11.94 to 26.21  73,895,865     0.64     1.25 to 1.60      28.14 to 28.40
REIT Fund                    12.23 to 12.27  1,111,732   16.33 to 16.42  18,205,011     3.79     1.25 to 1.60      33.58 to 33.84
Balanced Portfolio            9.58 to 17.22  1,909,414   10.32 to 18.59  26,703,581     1.21     1.25 to 1.60        7.74 to 7.95
Equity Income Portfolio      10.69 to 20.91  4,634,977   11.76 to 23.03  77,817,156     1.52     1.25 to 1.60       9.92 to 10.14
Growth Portfolio              8.72 to 20.67  6,921,706    8.89 to 21.10  99,015,538     0.27     1.25 to 1.60        1.89 to 2.09
Asset Manager Portfolio      10.30 to 17.69  1,324,744   10.71 to 18.43  18,485,779     2.67     1.25 to 1.60        3.95 to 4.16
Emerging Markets Equity
   (Int'l) Portfolio          9.58 to 13.89  1,128,099   11.65 to 16.88  15,231,832     0.66     1.25 to 1.60      21.34 to 21.59
V.I. Capital Appreciation
   Fund                      10.19 to 10.22     12,294   10.69 to 10.75     131,963       --     1.25 to 1.60        4.93 to 5.14
High Income Bond Fund II     11.58 to 11.62    187,933   12.59 to 12.66   2,370,366     6.43     1.25 to 1.60        8.71 to 8.93
Financial Services Fund      10.11 to 10.14      6,142   11.65 to 11.71       71866     0.41     1.25 to 1.60      15.26 to 15.49
Health Care Fund             10.85 to 10.88      5,534   11.34 to 11.40      62,990       --     1.25 to 1.60        4.54 to 4.75
Mekros Fund(a)                 9.96 to 9.99     56,193   12.27 to 12.34     692,769       --     1.25 to 1.60      23.21 to 23.46
Nova Fund                      9.55 to 9.58     29,414   10.77 to 10.82     317,979       --     1.25 to 1.60      12.80 to 13.03
OTC Fund                     10.99 to 11.03     39,693   11.83 to 11.89     471,573       --     1.25 to 1.60        7.61 to 7.83
Technology Fund              11.92 to 11.96     14,246   11.86 to 11.93     169,823       --     1.25 to 1.60    (0.46) to (0.26)
Ursa Fund(b)                   8.67 to 8.69         --     7.66 to 7.70          --       --     1.25 to 1.60  (11.63) to (11.46)
U.S. Government Bond
   Fund(c)                   11.69 to 11.73     33,817   12.47 to 12.53     422,597     3.06     1.25 to 1.60        6.68 to 6.90
U.S. Government Money
   Market Fund                 9.77 to 9.81    206,521     9.64 to 9.69   1,992,298     0.14     1.25 to 1.60    (1.35) to (1.15)
Utilities Fund                 8.73 to 8.75      6,027   10.08 to 10.13      60,973     3.23     1.25 to 1.60      15.45 to 15.68
Equity Income Portfolio      10.07 to 10.17     82,922   11.38 to 11.47     946,739     3.54     1.25 to 1.60      12.80 to 13.02
International Stock
   Portfolio                 10.28 to 10.31      1,709   11.51 to 11.57      19,736     0.24     1.25 to 1.60      11.97 to 12.19

                                                                                            For the Year ended December 31, 2003
                                                                                         ------------------------------------------
                             January 1, 2003              December 31, 2003              Investment
                            ----------------  -----------------------------------------    Income       Expense          Total
Subaccount                   Unit Fair Value     Units    Unit Fair Value   Net Assets    Ratio*(%)   Ratio**(%)     Return***(%)
----------                  ----------------  ----------  ---------------  ------------  ----------  ------------  ----------------
Money Market Fund           $10.02 to $22.62   2,209,800  $9.96 to $22.53  $ 31,014,882     0.90     1.25 to 1.60  (0.59) to (0.39)
Limited Maturity Fund         10.39 to 14.50   1,975,056   10.54 to 14.74    24,763,137     3.71     1.25 to 1.60      1.42 to 1.62
Quality Bond Fund             10.25 to 26.93   5,164,695   10.73 to 28.23    81,481,029     4.47     1.25 to 1.60      4.65 to 4.86
High Yield Bond Fund          10.07 to 36.58   2,185,320   12.22 to 44.48    50,912,737     8.76     1.25 to 1.60    21.35 to 21.60
Flexibly Managed Fund          9.98 to 81.75  11,550,403  12.78 to 104.89   435,827,384     2.17     1.25 to 1.60    28.05 to 28.30
Growth Stock Fund              4.57 to 61.60   3,344,230    5.06 to 34.32    53,191,881     0.03     1.25 to 1.60  (44.29) to 10.86
Large Cap Value Fund           8.45 to 36.32   4,736,097   10.64 to 45.82   124,852,324     1.61     1.25 to 1.60    25.92 to 26.17
Large Cap Growth Fund           8.36 to 8.37     863,343   10.35 to 10.38     8,949,195     0.46     1.25 to 1.60    23.80 to 24.05
Index 500 Fund                 7.09 to 10.97   7,119,751    8.98 to 13.91    79,787,359     1.47     1.25 to 1.60    26.56 to 26.81
Mid Cap Growth Fund             4.08 to 8.78   3,800,719    6.01 to 12.95    32,287,718       --     1.25 to 1.60    47.15 to 47.44
Mid Cap Value Fund             9.13 to 13.91   2,455,518   12.31 to 18.81    41,381,342     0.39     1.25 to 1.60    34.88 to 35.15
Strategic Value Fund            8.49 to 8.50     687,299   10.47 to 10.51     7,209,721     0.53     1.25 to 1.60    23.33 to 23.58

                                                                                          For the Year ended December 31, 2003
                                                                                      -------------------------------------------
                            January 1, 2003             December 31, 2003             Investment
                            ---------------  ---------------------------------------    Income       Expense          Total
Subaccount                  Unit Fair Value    Units    Unit Fair Value   Net Assets   Ratio*(%)   Ratio**(%)      Return***(%)
--------------------------  ---------------  ---------  ---------------  -----------  ----------  ------------  -----------------
Small Cap Growth Fund        5.83 to 17.47   2,802,966    8.47 to 25.46   54,098,865        --    1.25 to 1.60     45.39 to 45.68
Small Cap Value Fund         8.08 to 14.94   3,397,254   13.93 to 25.79   72,130,927        --    1.25 to 1.60     72.33 to 72.68
International Equity Fund    7.11 to 15.56   3,537,633    9.31 to 20.41   57,419,609      0.66    1.25 to 1.60     30.94 to 31.20
REIT Fund                     9.15 to 9.17     691,940   12.23 to 12.27    8,474,702      4.32    1.25 to 1.60     33.54 to 33.80
Balanced Portfolio           8.36 to 15.00   2,129,172    9.58 to 17.22   28,515,617      1.74    1.25 to 1.60      9.62 to 19.93
Equity Income Portfolio      8.33 to 16.24   4,621,038   10.69 to 20.91   73,309,592      1.80    1.25 to 1.60     28.45 to 28.71
Growth Portfolio             6.66 to 15.75   7,331,178    8.72 to 20.67  107,262,818      0.27    1.25 to 1.60     26.01 to 36.19
Asset Manager Portfolio      8.85 to 15.19   1,305,076   10.30 to 17.69   18,334,086      3.55    1.25 to 1.60     14.59 to 18.11
Emerging Markets Equity
   (Int'l) Portfolio          6.48 to 9.41   1,153,874    9.58 to 13.89   12,587,574        --    1.25 to 1.60     37.12 to 58.86
V.I. Capital Appreciation
   Fund                       7.99 to 8.00      26,917   10.19 to 10.22      274,790        --    1.25 to 1.60     27.46 to 27.72
High Income Bond Fund II      9.63 to 9.64     134,415   11.58 to 11.62    1,561,502      3.35    1.25 to 1.60     20.28 to 20.52
Financial Services Fund       7.97 to 7.98          --   10.11 to 10.14           --        --    1.25 to 1.60     26.88 to 27.13
Health Care Fund              8.49 to 8.50         657   10.85 to 10.88        7,120        --    1.25 to 1.60     27.71 to 27.97
Mekros Fund(a)                6.16 to 6.17      18,953     9.96 to 9.99      213,611     42.93    1.25 to 1.60     61.67 to 62.00
Nova Fund                     6.97 to 6.98     349,021     9.55 to 9.58    3,332,453        --    1.25 to 1.60     36.98 to 37.26
OTC Fund                      7.68 to 7.69      11,116   10.99 to 11.03      122,567        --    1.25 to 1.60     43.11 to 43.39
Technology Fund               7.51 to 7.52      10,053   11.92 to 11.96      120,114        --    1.25 to 1.60     58.77 to 59.08
Ursa Fund(b)                11.53 to 11.55         863     8.67 to 8.69        7,478        --    1.25 to 1.60  (24.86) to (24.71)
U.S. Government Bond
   Fund(c)                  11.90 to 11.92      74,950   11.69 to 11.73      864,216      3.46    1.25 to 1.60    (1.80) to (1.60)
U.S. Government Money
   Market Fund                9.93 to 9.94     613,906     9.77 to 9.81    6,001,539        --    1.25 to 1.60    (1.58) to (1.38)
Utilities Fund                7.07 to 7.08         869     8.73 to 8.75       11,531      0.17    1.25 to 1.60     23.41 to 23.66
Equity Income Portfolio       8.24 to 8.26      28,216   10.07 to 10.17      288,829      2.18    1.25 to 1.60     22.16 to 23.16
International Stock
   Portfolio                  8.00 to 8.01      13,147   10.28 to 10.31      135,440      1.41    1.25 to 1.60     30.01 to 30.27

                                                                                             For the Year ended December 31, 2002
                                                                                        --------------------------------------------
                            January 1, 2002              December 31, 2002              Investment
                           ----------------  -----------------------------------------    Income       Expense           Total
Subaccount                  Unit Fair Value    Units     Unit Fair Value   Net Assets    Ratio*(%)   Ratio**(%)      Return***(%)
-------------------------  ----------------  ---------  ----------------  ------------  ----------  ------------  ------------------
Money Market Fund          $11.08 to $22.53  4,469,004  $10.02 to $22.62  $ 61,140,043     1.62     1.25 to 1.60        0.18 to 0.39
Limited Maturity Bond
   Fund                      11.18 to 13.82  1,873,144    10.39 to 14.50    23,799,691     3.39     1.25 to 1.60        3.88 to 4.94
Quality Bond Fund            11.71 to 25.90  4,549,069    10.25 to 26.93    72,855,250     4.21     1.25 to 1.60        2.54 to 3.97
High Yield Bond Fund         10.27 to 35.82  1,736,331    10.07 to 36.58    38,404,939     9.69     1.25 to 1.60        0.72 to 2.12
Flexibly Managed Fund        13.82 to 82.03  8,654,541     9.98 to 81.75   316,311,084     2.70     1.25 to 1.60    (0.48) to (0.23)
Growth Stock Fund             7.11 to 48.11  3,772,885     4.57 to 61.60    55,695,593       --     1.25 to 1.60  (35.81) to (34.72)
Large Cap Value Fund         10.50 to 43.24  4,493,519     8.45 to 36.32   105,567,134     1.46     1.25 to 1.60  (16.14) to (15.54)
Large Cap Growth Fund                    --    202,163      8.36 to 8.37     1,690,984     0.74     1.25 to 1.60  (16.41) to (16.30)
Index 500 Fund                9.25 to 14.29  6,937,621     7.09 to 10.97    62,482,741     1.25     1.25 to 1.60  (23.36) to (22.67)
Mid Cap Growth Fund           6.14 to 13.19  2,957,847      4.08 to 8.78    17,347,508       --     1.25 to 1.60  (33.84) to (33.43)
Mid Cap Value Fund           12.14 to 15.56  2,420,377     9.13 to 13.91    30,707,903     0.54     1.25 to 1.60   (10.68) to (8.73)
Strategic Value Fund                     --    229,353      8.49 to 8.50     1,949,037     0.75     1.25 to 1.60  (15.08) to (14.97)

                                                                                            For the Year ended December 31, 2002
                                                                                       --------------------------------------------
                           January 1, 2002              December 31, 2002              Investment
                           ---------------  -----------------------------------------    Income       Expense           Total
Subaccount                 Unit Fair Value    Units     Unit Fair Value   Net Assets    Ratio*(%)   Ratio**(%)      Return***(%)
-------------------------  ---------------  ---------  ----------------  ------------  ----------  ------------  ------------------
Small Cap Growth Fund      16.58 to 30.55   2,726,204    5.83 to 17.47    37,449,493        --     1.25 to 1.60   (42.89) to (41.75)
Small Cap Value Fund       12.58 to 18.17   2,971,045    8.08 to 14.94    37,638,107        --     1.25 to 1.60   (19.15) to (17.80)
International Equity Fund   8.00 to 17.49   3,613,362    7.11 to 15.56    46,699,863      0.13     1.25 to 1.60    (11.20) to (9.01)
REIT Fund                              --     215,515     9.15 to 9.17     1,974,493      4.37     1.25 to 1.60     (8.45) to (8.33)
Balanced Portfolio         10.68 to 18.33   2,293,554    8.36 to 15.00    27,157,504      2.71     1.25 to 1.60   (21.82) to (12.59)
Equity Income Portfolio    10.55 to 19.80   4,478,957    8.33 to 16.24    57,274,939      1.74     1.25 to 1.60   (18.10) to (16.74)
Growth Portfolio            9.66 to 22.82   7,293,683    6.66 to 15.75    84,456,849      0.26     1.25 to 1.60   (31.08) to (30.60)
Asset Manager Portfolio     9.83 to 16.85   1,289,108    8.85 to 15.19    16,033,762      4.23     1.25 to 1.60    (8.53) to (11.33)
Emerging Markets Equity
   (Int'l) Portfolio        7.20 to 10.47   1,154,926     6.48 to 9.41     8,348,029        --     1.25 to 1.60   (12.54) to (10.03)
V.I. Capital Appreciation
   Fund                                --       9,339     7.99 to 8.00        74,703        --     1.25 to 1.60   (20.08) to (19.98)
High Income Bond Fund II               --     188,677     9.63 to 9.64     1,818,246        --     1.25 to 1.60     (3.69) to (3.57)
Financial Services Fund                --          87     7.97 to 7.98         6,152      0.28     1.25 to 1.60   (20.32) to (20.22)
Health Care Fund                       --          --     8.49 to 8.50           690        --     1.25 to 1.60   (15.08) to (14.98)
Mekros Fund(a)                         --     131,896     6.16 to 6.17       816,659      0.38     1.25 to 1.60   (38.39) to (38.31)
Nova Fund                              --          --     6.97 to 6.98            --        --     1.25 to 1.60   (30.32) to (30.23)
OTC Fund                               --          --     7.68 to 7.69            --        --     1.25 to 1.60   (23.20) to (23.11)
Technology Fund                        --          --     7.51 to 7.52            --        --     1.25 to 1.60   (24.93) to (24.84)
Ursa Fund(b)                           --          --   11.53 to 11.55            --        --     1.25 to 1.60      15.34 to 15.48
U.S. Government Bond
   Fund(c)                             --       7,133   11.90 to 11.92        84,969      2.27     1.25 to 1.60      19.02 to 19.17
U.S. Government Money
   Market Fund                         --      85,335     9.93 to 9.94       847,377      0.14     1.25 to 1.60     (0.70) to (0.58)
Utilities Fund                         --      11,574     7.07 to 7.08        85,046        --     1.25 to 1.60   (29.29) to (29.20)
Equity Income Portfolio
   II                                  --       7,182     8.24 to 8.26        59,499      0.67     1.25 to 1.60   (17.59) to (17.42)
International Stock
   Portfolio                           --         344     8.00 to 8.01         2,755      0.01     1.25 to 1.60   (19.99) to (19.89)

(a)  Prior to May 1, 2006, Russell 2000 Advantage Fund was named Mekros Fund.

(b)  Prior to May 1, 2006, Inverse S&P 500 Index Fund was named Ursa Fund.

(c) Prior to May 1, 2006, Government Long Bond Advantage was named U.S. Government Bond Fund.

* These ratios represent the dividends, excluding distributions of capital gains, received by the subaccounts within Account III from the underlying mutual fund, net of management fees and expenses assessed by the fund manager, divided by the average net assets of the respective subaccounts. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reduction in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying funds in which the subaccounts invest.

** These ratios represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying subaccount are excluded.

*** These ratios represent the total return for the periods indicated, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

       To the Board of Trustees of The Penn Mutual Life Insurance Company and contract owners of Penn Mutual Variable Annuity Account III

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the sub accounts disclosed in Note 1 which comprise the Penn Mutual Variable Annuity Account III (the "Variable Account") at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Variable Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2006 by correspondence with the transfer agent, provides a reasonable basis for our opinion. The financial highlights included in Note 5 of the Variable Account for two years ended December 31, 2003 were audited by other auditors whose report dated March 19, 2004 expressed an unqualified opinion on those financial highlights.


/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
April 3, 2007

                         REPORT OF INDEPENDENT AUDITORS

To The Board of Trustees
The Penn Mutual Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, changes in equity, and cash flows present fairly, in all material respects, the financial position of The Penn Mutual Life Insurance Company and its subsidiaries (the "Company") at December 31, 2006 and 2005, and the results of their operations and their cash flows for the years then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
February 8, 2007

            THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS

AS OF DECEMBER 31,                                                  2006                        2005
-----------------------------------------------------------------------------------------------------------
(IN THOUSANDS)
ASSETS
Debt securities, at fair value                                 $  5,690,980                $  5,518,073
Equity securities, at fair value                                      8,980                          --
Real estate, net of accumulated depreciation                         16,896                      17,453
Policy loans                                                        633,403                     625,432
Short-term investments                                              191,347                     220,783
Other invested assets, at fair value                                245,156                     204,461
                                                               ------------                ------------
      Total investments                                           6,786,762                   6,586,202

Cash and cash equivalents                                            54,600                      83,994
Investment income due and accrued                                    73,528                      67,223
Deferred acquisition costs                                          753,703                     699,571
Amounts recoverable from reinsurers                                 352,920                     334,823
Broker/dealer receivables                                         1,922,896                   1,696,500
Goodwill                                                             50,026                      50,777
Other assets                                                        296,565                     281,970
Separate account assets                                           3,791,429                   3,291,039
                                                               ------------                ------------
     TOTAL ASSETS                                              $ 14,082,429                $ 13,092,099
                                                               ============                ============

LIABILITIES

Reserves for future policy benefits                            $  2,615,364                $  2,623,051
Other policyholder funds                                          3,279,078                   3,138,339
Policyholders' dividends payable                                     18,554                      18,989
Broker/dealer payables                                            1,678,262                   1,417,197
Accrued income taxes                                                152,966                     143,801
Debt                                                                298,185                     329,632
Other liabilities                                                   353,254                     337,916
Separate account liabilities                                      3,791,429                   3,291,039
                                                               ------------                ------------
     TOTAL LIABILITIES                                           12,187,092                  11,299,964
                                                               ------------                ------------

EQUITY

Retained earnings                                                 1,835,306                   1,689,892
Accumulated other comprehensive income:
    Unrealized appreciation of securities, net                       61,805                     105,074
    Minimum pension liability                                        (1,774)                     (2,831)
                                                               ------------                ------------
    Total accumulated other comprehensive income                     60,031                     102,243
                                                               ------------                ------------
     TOTAL EQUITY                                                 1,895,337                   1,792,135
                                                               ------------                ------------
     TOTAL LIABILITIES AND EQUITY                              $ 14,082,429                $ 13,092,099
                                                               ============                ============


   The accompanying notes are an integral part of these financial statements.

            THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

FOR THE YEARS ENDED DECEMBER 31,                                  2006                        2005                       2004
--------------------------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)
REVENUES
Premium and annuity considerations                             $   139,298                $   123,909                $   129,330
Policy fee income                                                  249,635                    222,188                    210,443
Net investment income                                              410,491                    385,285                    427,390
Net realized capital losses                                         (9,667)                    (2,949)                    (1,208)
Broker/dealer fees and commissions                                 536,732                    467,947                    412,800
Other income                                                        32,377                     29,591                     26,770
                                                               -----------               ------------                -----------

TOTAL REVENUES                                                   1,358,866                  1,225,971                  1,205,525
                                                               -----------               ------------                -----------


BENEFITS AND EXPENSES

Benefits paid to policyholders and beneficiaries                   403,781                    399,437                    381,859
Policyholder dividends                                              37,122                     36,247                     39,077
Decrease in reserves for future policy benefits                    (11,187)                   (31,233)                   (29,339)
General expenses                                                   350,385                    313,988                    308,698
Broker/dealer sales expense                                        301,959                    264,719                    228,089
Amortization of deferred acquisition costs                          86,974                     74,898                     72,927
                                                               -----------               ------------                -----------

TOTAL BENEFITS AND EXPENSES                                      1,169,034                  1,058,056                  1,001,311
                                                               -----------               ------------                -----------

INCOME BEFORE INCOME TAXES                                         189,832                    167,915                    204,214
                                                               -----------               ------------                -----------
Income taxes:
      Current                                                       (2,716)                    22,699                     70,685
      Deferred                                                      47,134                     32,788                     (3,817)
                                                               -----------               ------------                -----------

INCOME TAX EXPENSE                                                  44,418                     55,487                     66,868
                                                               -----------               ------------                -----------

       NET INCOME                                              $   145,414                $   112,428                $   137,346
                                                               ===========               ============                ===========


   The accompanying notes are an integral part of these financial statements.

             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY

                                                            ACCUMULATED
                                                               OTHER
                                                           COMPREHENSIVE               RETAINED
                                                           INCOME/(LOSS)               EARNINGS                TOTAL EQUITY
---------------------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)
BALANCE AT JANUARY 1, 2004                                 $   213,843                $ 1,440,118               $ 1,653,961
Net income for 2004                                                 --                    137,346                   137,346
Other comprehensive income, net of tax
   Unrealized depreciation of securities,                           --                         --                        --
    net of reclassification adjustments                        (25,177)                        --                   (25,177)
  Minimum pension liability                                       (300)                        --                      (300)
                                                                                                                -----------
Comprehensive Income                                                --                         --                   111,869
                                                           -----------                -----------               -----------
BALANCE AT DECEMBER 31, 2004                               $   188,366                $ 1,577,464               $ 1,765,830

Net income for 2005                                                 --                    112,428                   112,428
Other comprehensive income, net of tax
    Unrealized depreciation of securities,                          --                         --                        --
    net of reclassification adjustments                        (85,992)                        --                   (85,992)
    Minimum pension liability                                     (131)                        --                      (131)
                                                                                                                -----------
Comprehensive income                                                --                         --                    26,305
                                                           -----------                -----------               -----------
BALANCE AT DECEMBER 31, 2005                               $   102,243                $ 1,689,892               $ 1,792,135

Net income for 2006                                                 --                    145,414                   145,414
Other comprehensive income, net of tax
      Unrealized depreciation of securities,                        --                         --                        --
      net of reclassification adjustments                      (43,269)                        --                   (43,269)
      Minimum pension liability                                  1,057                         --                     1,057
                                                                                                                -----------
Comprehensive Income                                                --                         --                   103,202
                                                           -----------                -----------               -----------
BALANCE AT DECEMBER 31, 2006                               $    60,031                $ 1,835,306               $ 1,895,337
                                                           ===========                ===========               ===========


   The accompanying notes are an integral part of these financial statements.

            THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31,                                           2006                    2005                    2004
---------------------------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)
                   CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                            $   145,414             $   112,428             $   137,346
Adjustments to reconcile net income to net cash
provided by operating activities:
 Capitalization of acquisition costs                                     (135,526)               (128,349)               (117,276)
 Amortization of deferred acquisition costs                                86,974                  74,898                  72,927
 Policy fees on universal life and investment contracts                  (137,060)               (124,112)               (114,081)
 Interest credited on universal life and investment
 contracts                                                                136,499                 127,058                 116,599
 Depreciation and amortization                                             (8,523)                  1,833                   6,983
 Net realized capital losses                                                9,667                   2,949                   1,208
 (Increase)/decrease in investment income due and
 accrued                                                                   (6,305)                  5,691                   6,969
 Increase in amounts recoverable from reinsurers                          (18,097)                 (9,289)                (21,026)
 Decrease in reserves for future policy benefits                           (7,687)                (33,062)                (18,049)
 Increase in accrued income tax payable                                    33,354                  19,391                   2,721
 Other, net                                                                (9,737)                 14,846                  13,702
                                                                      -----------             -----------             -----------
   NET CASH PROVIDED BY OPERATING ACTIVITIES                               88,973                  64,282                  88,023
                                                                      -----------             -----------             -----------

                   CASH FLOWS FROM INVESTING ACTIVITIES

SALE OF INVESTMENTS:
 Debt securities available for sale                                     2,877,545               1,128,999                 807,088
 Equity securities                                                          1,373                   4,386                 181,206
 Other                                                                       (166)                    (36)                   (534)

MATURITY AND OTHER PRINCIPAL REPAYMENTS:
 Debt securities available for sale                                       544,353                 640,578                 585,787
 Other                                                                     32,903                  17,684                  65,569

COST OF INVESTMENTS ACQUIRED:
 Debt securities available for sale                                    (3,657,500)             (2,188,988)             (1,634,887)
 Acquisition, net of cash acquired                                             --                 (60,045)                     --
 Equity securities                                                         (1,380)                 (4,576)               (169,144)
 Other                                                                    (78,924)                (39,176)                (63,496)

Change in policy loans, net                                                (7,971)                 (3,468)                 19,747
Cost of short-term investments sold/(acquired), net                        29,436                 187,460                (241,197)
Purchases of furniture and equipment, net                                  (3,453)                 (2,655)                (15,197)
                                                                      -----------             -----------             -----------

   NET CASH USED IN INVESTING ACTIVITIES                              $  (263,784)            $  (319,837)            $  (465,058)
                                                                      -----------             -----------             -----------


                                 ...CONTINUED -

            THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
               CONSOLIDATED STATEMENTS OF CASH FLOWS - CONTINUED


FOR THE YEARS ENDED DECEMBER 31,                                       2006                    2005                    2004
-------------------------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)
                  CASH FLOWS FROM FINANCING ACTIVITIES


Deposits for universal life and investment contracts               $ 974,050                $ 922,974                $ 898,734
Withdrawals from universal life and investment
contracts                                                           (704,739)                (669,576)                (621,382)
Transfers to separate accounts                                      (127,116)                 (62,534)                 (69,450)
Issuance/(extinguishment) of debt                                    (31,447)                  58,359                  183,475
Decrease in net broker/dealer receivables                             34,669                   11,552                   34,566
                                                                   ---------                ---------                ---------

   NET CASH PROVIDED BY FINANCING ACTIVITIES                         145,417                  260,775                  425,943
                                                                   ---------                ---------                ---------

   NET INCREASE IN CASH AND CASH EQUIVALENTS                         (29,394)                   5,220                   48,908

CASH AND CASH EQUIVALENTS
   Beginning of the year                                              83,994                   78,774                   29,866
                                                                   ---------                ---------                ---------
   END OF THE YEAR                                                 $  54,600                $  83,994                $  78,774
                                                                   =========                =========                =========


   The accompanying notes are an integral part of these financial statements.

            THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                 (IN THOUSANDS)


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
ORGANIZATION AND BASIS OF PRESENTATION
The Penn Mutual Life Insurance Company ("PML") was founded and commenced business in 1847 as a mutual life insurance company. PML concentrates primarily on the sale of individual life insurance and annuity products. The primary products that PML currently markets are traditional whole life, term life, universal life, variable universal life, immediate annuities and deferred annuities, both fixed and variable. PML markets its products through a network of career agents, independent agents, and independent marketing organizations. PML is also involved in the broker/dealer business, which offers a variety of investment products and services and is conducted through PML's non-insurance subsidiaries. PML sells its products in all fifty states and the District of Columbia.


The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States ("GAAP") and include the accounts of The Penn Mutual Life Insurance Company, its wholly owned life insurance subsidiary, The Penn Insurance and Annuity Company ("PIA"), and non-insurance subsidiaries (principally broker/dealer and investment advisory subsidiaries) (collectively the "Company"). All significant intercompany accounts and transactions have been eliminated in consolidation. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts in the financial statements and accompanying notes. Such estimates and assumptions could change in the future, as more information becomes known which could impact the amounts reported and disclosed therein.

ACQUISITIONS
On March 22, 2005, one of the Companies non-insurance subsidiaries acquired 100 percent of the outstanding common shares of Parker/Hunter Inc. Parker/Hunter is principally engaged in providing securities brokerage, investment banking, asset management, and related financial services to individuals, institutions, corporations, and municipalities in Pennsylvania, Ohio, & West Virginia. The Company has goodwill of $35,672 and intangible assets of $8,700 related to this transaction.

INVESTMENTS
The Company classifies its debt securities (bonds, preferred stocks and mortgage and asset-backed securities) as available-for-sale. These securities are carried at fair value, with the change in unrealized gains and losses reported in other comprehensive income, net of tax. Income on debt securities is recognized using the effective yield method. For mortgage and asset-backed securities ("structured securities"), changes in expected cash flows are recognized using the retrospective method, except for favorable changes in expected cash flows for structured securities where the possibility of credit loss is other than remote. In these cases, income is recognized on the prospective method over the remaining life of the securities. Cash flow assumptions for structured securities are obtained from broker dealer survey values or internal estimates consistent with the current interest rate and economic environments. These assumptions represent the Company's best estimate of the amount and timing of estimated principal and interest cash flows based on current information and events that a market participant would use in determining the current fair value of the security. Interest on debt securities is recorded as income when earned.


Equity securities are classified as available-for-sale and carried at fair value. Dividends on equity securities are credited to income on their ex-dividend dates.


The Company regularly evaluates the carrying value of debt and equity securities and adjusts their recorded value for impairment considered other than temporary. Factors considered in determining whether a decline in fair value is other than temporary include the significance of the decline, the length of time a security's fair value is below its amortized cost, current economic conditions, past credit loss experience, estimated future cash flows, and other circumstances of the investee, and the Company's ability and intent to hold the investment for a sufficient period of time to allow for anticipated recovery. A decline in a security's fair

                                 (IN THOUSANDS)


value that is deemed to be other than temporary is reported in income as a realized capital loss and an appropriate reduction in the cost basis of the security is recognized. The discount created by the impairment loss is amortized into investment income over the remaining term of the security based on expected future cash flows.


Realized gains and losses are determined by specific identification and are included in income on the trade date, net of amortization of deferred acquisition costs. Unrealized gains and losses, net of applicable taxes and amortization of deferred acquisition costs, are accounted for as a separate component of other comprehensive income.


Policy loans are carried at the aggregate of unpaid principal balances with interest.


Short-term investments include securities purchased with an original maturity date of less than one year. Short-term investments are valued at cost, which approximates fair value.


Other invested assets primarily include limited partnerships. Investments in limited partnerships are accounted for using the equity method. Income from these partnerships is classified as investment income.

DERIVATIVES
The Company utilizes various derivatives, including interest rate swaps, financial futures, interest rate caps, and put options in conjunction with its management of assets and liabilities and interest rate risk. All derivatives are recognized at fair value and reported as investments. The accounting treatment for specific derivatives depends on whether management elects to follow hedge accounting, subject to the criteria for demonstrating hedge effectiveness specified in Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities."


Interest rate swaps are used to manage risk from interest rate fluctuations. These derivative transactions have been designated to qualify as fair value hedges of fixed rate securities in the investment portfolio. Accordingly, the gain or loss on the hedging instruments is recognized in current earnings. The change in fair value on the hedged item attributable to the hedged risk adjusts the carrying amount of the hedged item and is recognized in current earnings. The Company recognized realized capital gains/(losses) of $392, $(11,040), and $2,435 in 2006, 2005 and 2004, respectively, related to the ineffectiveness of its swap hedges. At December 31, 2006, the Company did not have any derivatives accounted for as fair value hedges.


In 2006 and 2005, the Company entered into interest rate swaps, financial futures and put options to hedge risks associated with the offering of equity market based guarantees in the company's annuity product portfolio. The change in fair value of these derivatives is recognized as a realized gain/(loss). The loss of these derivative transactions is $4,255 and $131 as of December 31, 2006 and 2005, respectively.


Interest rate caps are carried at fair value and are classified as other invested assets in the consolidated balance sheet. The Company's use of interest rate caps is designed to manage risk associated with rising interest rates, but is not a hedge of specific assets or liabilities. Therefore, these transactions do not qualify for hedge accounting treatment. As a result, the change in the fair value of the derivatives is recognized currently in realized capital gains or losses in the period of change. The Company recognized realized capital losses of $1,697, $4,666 and $14,040 in 2006, 2005 and 2004, respectively, related to the change in fair value of interest rate caps.

CASH AND CASH EQUIVALENTS
Cash and cash equivalents include cash on hand, money market instruments and other debt securities purchased with an original maturity date of 90 days or less.

                                 (IN THOUSANDS)

OTHER ASSETS
Property and equipment, leasehold improvements, computer equipment, and packaged software are stated at cost, less accumulated depreciation and amortization. Depreciation on property and equipment is calculated using the straight-line method over the estimated useful lives of the related assets. Amortization of leasehold improvements is calculated using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements. Depreciation of computer equipment is calculated using the straight-line method over the lesser of its useful life or three years. Packaged software is depreciated using the straight-line method over the lesser of its useful life or three years. At December 31, 2006 and 2005, these assets had a gross carrying amount of $96,085 and $93,100, respectively and accumulated depreciation and amortization was $71,871 and $64,530 at December 31, 2006 and 2005, respectively. Related depreciation and amortization expense was $7,341, $13,072, and $8,674 for the years ended December 31, 2006, 2005 and 2004, respectively.


Intangibles assets with definite lives, which are related to purchased customer lists, are amortized over five years and had a gross carrying amount of $10,707 and $10,707 and accumulated amortization of $4,411 and $2,643 as of December 31, 2006 and 2005, respectively. The aggregate amortization expense related to these intangible assets was $1,768, $1,432 and $199 in 2006, 2005 and 2004, respectively. Estimated annual amortization expense is:

                  YEARS ENDING                           AMORTIZATION
                  ------------                           ------------
                  DECEMBER 31,                              EXPENSE
                  ------------                              -------
                      2007                                  $1,517
                      2008                                   1,316
                      2009                                     912
                      2010                                     668
                      2011                                     479

The Company had goodwill of $50,026 and $50,777 as of December 31, 2006 and 2005, respectively. Goodwill is reviewed annually for impairment pursuant to SFAS No. 142, "Goodwill and Other Intangible Assets." No impairment of goodwill was recognized during 2006, 2005 or 2004.

DEFERRED ACQUISITION COSTS
Costs of acquiring new insurance and investment type contracts, which vary with and are primarily related to the production of new business, are deferred to the extent that such costs are deemed recoverable from future gross profits. Such costs include commissions, certain costs of policy issuance and underwriting, and certain variable agency expenses.


Deferred acquisition costs ("DAC") related to participating traditional and universal life insurance policies and investment type products without mortality risk that include significant surrender charges fall under SFAS No. 120, "Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long-Duration Participating Contracts" and SFAS No. 97. "Accounting by Insurance Cos. for Certain Long-Duration Contracts & Realized Gains & Losses on Investment Sales" and are being amortized over the lesser of the estimated or actual contract life. Amortization expense is recognized in proportion to estimated gross profits arising principally from interest, mortality and expense margins and surrender charges. The effects of revisions to estimated gross profits are reflected as adjustments to DAC in the period such estimated gross profits are revised. Deferred acquisition costs related to certain term business fall under SFAS No. 60. "Accounting and Reporting by Insurance Enterprises " and are amortized in proportion to premium revenue.


DAC is reviewed annually to determine that the unamortized portion of such costs is recoverable from future estimated gross profits. The Company has evaluated all unamortized DAC and concluded these amounts are recoverable at December 31, 2006 and 2005, respectively. Certain costs and expenses reported in the consolidated income statements are net of amounts deferred.

                                 (IN THOUSANDS)

SEPARATE ACCOUNTS
Separate Account assets and liabilities represent segregated funds administered and invested by the Company primarily for the benefit of variable life insurance policyholders and annuity and pension contractholders, including the Company's benefit plans. The value of the assets in the Separate Accounts reflects the actual investment performance of the respective accounts and is not guaranteed by the Company. The carrying value for Separate Account assets and liabilities approximates the fair value of the underlying assets, which are primarily common stocks.


The Company issues traditional variable annuity contracts in the separate accounts in which the Company provides various forms of guarantees to benefit the related contract holders called Guaranteed Minimum Death Benefits ("GMDB"), Guaranteed Minimum Accumulated Benefits ("GMAB") and GMAB/Guaranteed Minimum Withdrawal Benefits ("GMWB"). See Note 10 for a discussion of the Company's obligation regarding these product features.


SALES INDUCEMENTS
Certain sales inducements are capitalized and then amortized into income in the future. PML has deferred annuity policies in force that contain sales inducements, which are deferred if they meet the requirements.


Capitalized sales inducements are amortized using the same methodology and assumptions used to amortize DAC. The following table summarizes the changes to the sales inducements asset as of December 31:

                                           2006                  2005
                                           ----                  ----
Beginning balance                         $19,430               $14,818
Additional amounts deferred                 9,764                 6,718
Amortization                                1,487                 2,106
                                          -------               -------
Ending balance                            $27,707               $19,430
                                          =======               =======


RESERVES FOR FUTURE POLICY BENEFITS

Future policy benefits include reserves for participating traditional life insurance and life contingent annuity products and are established in amounts adequate to meet the estimated future obligations of the policies in force.


Liabilities for participating traditional life products are computed using the net level premium method, using assumptions for investment yields, mortality and morbidity, which are consistent with the dividend fund interest rate and mortality rates used in calculating cash surrender values. Interest rate assumptions used in the calculation of the liabilities for participating traditional life products ranged from 2.5% to 8.5%. Reserves for substandard policies are computed using multiples of the respective underlying mortality tables.


Liabilities for life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on the Company's actual experience projected at the time of policy issue with provision for adverse deviations. Interest rate assumptions range from 2.25% to 13.25%.


OTHER POLICYHOLDER FUNDS

Other policyholder funds represent liabilities for universal life and investment-type annuity products. The liabilities for these products are based on the contract account value, which consists of deposits received from customers and investment earnings on the account value, less administrative and expense charges. The liability for universal life products is also reduced by mortality charges.

                                 (IN THOUSANDS)


Liabilities for the non-life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue. Interest rate assumptions range from 2.0% to 10.5%.


Contract charges assessed against account values for universal life and investment-type annuities are reflected as policy fee income in revenue. Interest credited to account values and universal life benefit claims in excess of fund values are reflected as benefit expense.

POLICYHOLDERS' DIVIDENDS PAYABLE
As of December 31, 2006, participating insurance expressed as a percentage of insurance in force is 96%, and as a percentage of premium income is 56%. The Board of Trustees approves the amount of Policyholders' dividends to be paid annually. The aggregate amount of policyholders' dividends is calculated based on actual interest, mortality, morbidity and expense experience for the year and on management's judgment as to the appropriate level of equity to be retained by the Company. The carrying value of this liability approximates the earned amount and fair value at December 31, 2006.

BROKER/DEALER RECEIVABLES AND PAYABLES
Broker/dealer transactions in securities and listed options, including related commission revenue and expense, are recorded on a trade-date basis.


At December 31, 2006, the customer margin securities of $559,604 and stock borrowings of $1,403,633 were available to the Company to utilize as collateral on various borrowings and other purposes. The Company utilized $27,690 of these securities as collateral for bank loans and $1,518,048 in stock loan agreements.

FEDERAL INCOME TAXES
The Company files a consolidated federal income tax return with its life and non-life insurance subsidiaries. Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are established to reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes. These deferred tax assets or liabilities are measured by using the enacted tax rates expected to apply to taxable income in the period in which the deferred tax liabilities or assets are expected to be settled or realized.

REINSURANCE
In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage and coinsurance contracts. The Company has set its retention limit for acceptance of risk on life insurance policies at various levels up to $5 million.


Insurance liabilities are reported before the effects of reinsurance. Reinsurance receivables (including amounts related to insurance liabilities) are reported as assets, Amounts recoverable from reinsurers. Estimated reinsurance receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

BENEFIT PLANS
The Company accounts for defined benefits in accordance with the requirements of SFAS No. 87, "Employees Accounting for Pensions", and the disclosure provision of SFAS No. 132R, "Employers' Disclosures About Pension and Other Post-retirement Benefits". The underlying benefit plans are subject to periodic actuarial valuation by qualified independent actuarial firms. An additional minimum liability is recognized to the extent the accumulated benefit obligation plus the reported prepaid assets, or less the reported liability exceeds the fair value of plan assets.

                                 (IN THOUSANDS)

RECLASSIFICATION
Certain 2005 and 2004 amounts have been reclassified to conform with 2006 presentation.

NEW ACCOUNTING PRONOUNCEMENTS

SOP 05-1
Effective January 1, 2007, the Company will adopt the American Institute of Certified Public Accountants Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts (SOP 05-1). SOP 05-1 provides the criteria for defining an internal replacement as well as classifying whether it is due to an integrated feature or a non-integrated feature. The SOP also provides guidance on establishing DAC on internal replacements. The company does not expect implementation of the standard will have a material effect on its consolidated results from operation or financial position.

FIN 48
Effective January 1, 2007, the company will adopt FASB interpretation No. 48 (FIN 48), Accounting for Uncertainty in Income Taxes. Under the transition guidance for implementing FIN 48 any required cumulative effect adjustment will be recorded to retained earnings as of January 1, 2007. The company does not expect implementation of the standard will have a material effect on its consolidated results from operation or financial position.

SFAS 158
For non-public companies, Financial Accounting Standards Board's Statement of Accounting Standards No. 158 (SFAS 158), "Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans" is effective for fiscal years ending after June 25, 2007. The Company will adopt the provisions of SFAS as of December 31, 2007. SFAS 158 requires the funded status of a defined postretirement plan to be recognized as an asset or liability on the Balance Sheet. The current year change in the funded status must be reported through comprehensive income. In addition, the measurement date of the funded status of the plan will be the Balance Sheet date. The company does not expect implementation of the statement will have a material effect on its financial position.

SFAS 155
Effective January 1, 2007, the Company will be adopting SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments, an Amendment of FASB Statements No. 133 and 140." The FASB recommended a limited scope applying to securitized interests that only contain an imbedded derivative that is tied to the prepayment risk of the underlying prepayable financial assets. The company does not expect implementation of the standard will have a material effect on its consolidated results from operation or financial position.

2. INVESTMENTS:

DEBT SECURITIES
The following tables summarize the Company's investments in debt securities. All debt securities are classified as available-for-sale and are carried at fair value. Amortized cost is net of cumulative writedowns determined by management to be other than temporary declines in value of $20,617 and $25,096 as of December 31, 2006 and 2005, respectively.

                                 (IN THOUSANDS)

                                                                                   DECEMBER 31, 2006
                                                    -------------------------------------------------------------------------------
                                                                             GROSS                GROSS
                                                      AMORTIZED             UNREALIZED          UNREALIZED               ESTIMATED
                                                        COST                 GAINS               LOSSES                 FAIR VALUE
                                                    -------------------------------------------------------------------------------
U.S. Treasury, government agency securities          $  196,348           $    1,999           $    2,617               $  195,730
States and political subdivisions                         7,299                  630                   --                    7,929
Corporate securities                                  2,288,357              111,016               27,772                2,371,601
Residential mortgage backed securities                1,235,784                9,751                3,885                1,241,650
Commercial mortgage backed securities                 1,273,375               12,097                8,492                1,276,980
Asset-backed securities                                 546,938                8,851                  503                  555,286
Redeemable preferred stocks                              37,474                4,809                  479                   41,804
                                                     ----------           ----------           ----------               ----------
    TOTAL DEBT SECURITIES                            $5,585,575           $  149,153           $   43,748               $5,690,980
                                                     ==========           ==========           ==========               ==========


                                                                                      DECEMBER 31, 2005
                                                     ------------------------------------------------------------------------------
                                                                                   GROSS                GROSS
                                                            AMORTIZED           UNREALIZED            UNREALIZED        ESTIMATED
                                                             COST                   GAINS               LOSSES          FAIR VALUE
                                                     ------------------------------------------------------------------------------
U.S. Treasury, government and agency securities            $  671,804           $   44,312            $    3,045        $  713,071
States and political subdivisions                               7,286                  886                    --             8,172
Corporate securities                                        2,098,287              154,406                25,230         2,227,463
Residential mortgage backed securities                      1,134,235                8,698                18,345         1,124,588
Commercial mortgage backed securities                       1,127,009               24,726                16,320         1,135,415
Asset-backed securities                                       276,612                8,641                 3,442           281,811
Redeemable preferred stocks                                    24,298                3,280                    25            27,553
                                                           ----------           ----------            ----------        ----------
    TOTAL DEBT SECURITIES                                  $5,339,531           $  244,949            $   66,407        $5,518,073
                                                           ==========           ==========            ==========        ==========

Corporate securities include $50,000 in notes initially yielding 1.6% with imbedded floors inversely tied to LIBOR. As of December 31, 2006 and 2005, the notes had a fair value of $48,575 and $52,770, respectively.

                                 (IN THOUSANDS)

The following table summarizes the amortized cost and fair value of debt securities as of December 31, 2006 by contractual maturity.


                                          AMORTIZED
Years to maturity:                           COST        FAIR VALUE
                                       ------------     -----------
One or less                               $ 98,981        $ 96,297
After one through five                     518,555         529,088
After five through ten                     773,450         786,950
After ten                                1,101,018       1,162,925
Residential mortgage backed securities   1,235,784       1,241,650
Commercial mortgage backed securities    1,273,375       1,276,980
Asset-backed securities                    546,938         555,286
Redeemable preferred stocks                 37,474          41,804
                                       ------------     ----------
  TOTAL DEBT SECURITIES                 $5,585,575      $5,690,980
                                       ============     ==========


Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage and other asset-backed securities are presented separately in the maturity schedule due to the potential for prepayment. The weighted average life of these securities is estimated at 4.8 years.

Residential mortgage backed securities (MBS), Commercial MBS and Asset-backed securities follow a structured principal repayment schedule and 98% are of high credit quality. Securities totaling $2,996,308 are rated AAA and include $9,837 of interest-only tranches. As of December 31, 2006 and 2005, the Company's investments included $1,007 and $1,336, respectively, of the tranches retained from the 1996 securitization of the Company's commercial mortgage loan portfolio. These investments represented less than 1% of equity at December 31, 2006 and 2005.

At December 31, 2006, the largest industry concentration of the Company's portfolio was investments in the electric industry of $361,110 representing 6.35% of the total debt portfolio.

Proceeds during 2006, 2005 and 2004 from sales of available-for-sale securities were $2,877,545, $1,128,999, and $807,088, respectively. Gross gains (losses) realized on those sales were $48,401 and $(48,820), respectively, during 2006, $25,496 and $(9,301), respectively, during 2005, and $41,464 and $(5,772), respectively, during 2004. During 2006, 2005, and 2004, the Company realized losses of $9,207, $1,537, and $20,427, respectively, related to impairment of debt securities.

The Company's investment portfolio of debt securities is predominantly comprised of investment grade securities. At December 31, 2006 and 2005, debt securities with fair value totaling $270,701 and $295,587, respectively, were less than investment grade. At December 31, 2006 and 2005, there were no securities to be restructured pursuant to commenced negotiations. There was one debt security that defaulted in 2006. The scheduled second interest payment was written off through net investment income, and subsequent interest was not accrued.

                                 (IN THOUSANDS)



EQUITY SECURITIES
During 2006, 2005 and 2004, the proceeds from sales of equity securities amounted to $1,373, $4,386, and $181,206, respectively. The gross gains (losses) realized on those sales were $18 and $(25), $20 and $(210), and $1,458 and $(170), for 2006, 2005 and 2004, respectively.

The cost basis of equity securities, excluding affiliates, was $6,186 as of December 31, 2006. The equity securities had gross unrealized gains of $2,589 and realized gains of $205 as of December 31, 2006. There were no equity securities held as of December 31, 2005.

OTHER INVESTED ASSETS
As of December 31, 2006 and 2005, other invested assets included $178,745 and $135,901 of partnership investments. The Company recognized realized losses of $4,993 and $5,246 in 2006 and 2005, respectively, associated with other than temporary impairments of certain partnership investments. Realized losses were classified as investment income.

UNREALIZED LOSSES ON INVESTMENTS
Management has determined that the unrealized losses on the Company's investments in equity and fixed maturity securities at December 31, 2006 are temporary in nature. The Company conducts a review each quarter to identify and evaluate investments that may be impaired due to interest rate movements or credit-related events. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is other than temporary include the significance of the decline in fair value, the length of time a security's fair value is below its amortized cost, current economic conditions, past credit loss experience, estimated future cash flows and the Company's ability and intent to hold the investment for a sufficient period of time to allow for anticipated recovery.

The tables below show the fair value of investments in debt securities in an unrealized loss position at December 31, 2006 and 2005, respectively.

                                 (IN THOUSANDS)

                                                          DECEMBER 31, 2006
                              -------------------------------------------------------------------------
                                LESS THAN 12 MONTHS      12 MONTHS OR LONGER            TOTAL
                              -------------------------------------------------------------------------
                                            GROSS                     GROSS                   GROSS
                                FAIR      UNREALIZED                UNREALIZED     FAIR     UNREALIZED
                               VALUE        LOSSES     FAIR VALUE    LOSSES       VALUE       LOSSES
                              -------------------------------------------------------------------------
U.S. Treasury, government
and agency securities          $ 91,191       $ 2,615  $    1,010       $    2  $   92,201      $ 2,617
Corporate securities            372,468        22,072     421,603        5,701     794,071       27,773
Residential MBS                 171,472         3,635     248,386          250     419,858        3,885
Commercial MBS                  229,980         6,975     304,979        1,516     534,959        8,491
Asset-backed securities          57,367           428      47,099           75     104,466          503
Redeemable preferred stocks           -             -       7,521          479       7,521          479
                              -------------------------------------------------------------------------
  TOTAL DEBT SECURITIES        $922,478       $35,725  $1,030,598       $8,023  $1,953,076      $43,748
                              =========================================================================

                                                          DECEMBER 31,2005
                              -------------------------------------------------------------------------
                                LESS THAN 12 MONTHS      12 MONTHS OR LONGER             TOTAL
                              -------------------------------------------------------------------------
                                             GROSS                     GROSS                   GROSS
                                FAIR      UNREALIZED                UNREALIZED     FAIR     UNREALIZED
                               VALUE        LOSSES      FAIR VALUE    LOSSES      VALUE       LOSSES
                              -------------------------------------------------------------------------
U.S. Treasury, government
and agency securities         $  330,954      $ 2,452     $ 21,624     $   593  $  352,578      $ 3,045
Corporate securities             487,464       16,098      139,338       9,132     626,802       25,230
Residential MBS                  615,245       10,487      265,555       7,858     880,800       18,345
Commercial MBS                   531,232       13,741       89,466       2,579     620,698       16,320
Asset-backed securities           63,145        2,374       71,047       1,068     134,192        3,442
Redeemable preferred stocks            -            -           70          25          70           25
                              -------------------------------------------------------------------------
 TOTAL DEBT SECURITIES        $2,028,040      $45,512     $587,100     $21,255  $2,615,140      $66,407
                              =========================================================================


OTHER
Investments on deposit with regulatory authorities as required by law were $7,714 and $7,506 at December 31, 2006 and 2005, respectively.

3. INVESTMENT INCOME AND CAPITAL GAINS:
The following table summarizes the sources of investment income for the years ended December 31:




                                    2006        2005        2004
                                  --------    --------   --------
Debt securities                   $341,647    $328,587   $374,451
Mortgage loans                           1           1      2,279
Real estate                          2,209       2,209      2,209
Policy loans                        35,213      37,358     37,615
Short-term investments               9,508      10,135      2,141
Other invested assets               31,148      16,119     16,725
                                  --------    --------   --------
Gross investment income            419,726     394,409    435,420
                                  --------    --------   --------
  Less: Investment expense           9,235       9,124      8,030
                                  --------    --------   --------

NET INVESTMENT INCOME             $410,491    $385,285   $427,390
                                  ========    ========   ========





The following table summarizes net realized capital gains/(losses) on investments for the years ended December 31:

                                 (IN THOUSANDS)


                                                        2006          2005          2004
                                                      --------      --------      --------

Debt securities                                       $ (9,626)     $ 14,658      $ 15,265
Equity securities, mortgage loans and real estate          (13)         (243)        1,287
Other invested assets                                   (1,206)      (15,931)      (16,510)
Amortization of deferred acquisition costs               1,178        (1,433)       (1,250)
                                                      --------      --------      --------
NET REALIZED LOSSES                                   $ (9,667)     $ (2,949)     $ (1,208)
                                                      ========      ========      ========


The following table sets forth the reclassification adjustment required to avoid double-counting in comprehensive income items that are included as part of net income for a period that also had been part of other comprehensive income in earlier periods:

                                                                      2006          2005          2004
                                                                    --------      --------      --------

RECLASSIFICATION ADJUSTMENTS
Unrealized holding (losses) arising during period, net of taxes     $(52,696)     $(79,123)     $(22,230)
Reclassification adjustment for losses/(gains)
  included in net income                                               9,427        (6,869)       (2,947)
                                                                    --------      --------      --------

UNREALIZED (LOSSES)/GAINS ON INVESTMENTS, NET
  OF RECLASSIFICATION ADJUSTMENT                                    $(43,269)     $(85,992)     $(25,177)
                                                                    ========      ========      ========

Reclassification adjustments reported in the above table for the years ended December 31, 2006, 2005 and 2004 are net of income tax expense/(benefits) of $(5,076), $3,697 and $1,587, respectively, and $(1,584), $(1,538), and $(602), respectively, relating to the effects of such amounts on deferred acquisition costs/(benefits).

4. DERIVATIVES:
The Company utilizes derivatives to achieve its risk management goals. Exposure to risk is monitored and analyzed as part of the Company's asset/liability management process, which focuses on risks that impact liquidity, capital, and income. The Company may enter into derivative transactions to hedge exposure to interest rate, credit, liability, currency, and cash flow risks. The Company may use forward contracts, swaps, futures, options, swaptions, caps, floors, collars and options on futures to hedge these risks.

When entering into a derivative transaction, there are several risks, including but not limited to basis risk, credit risk, and market risk. Basis risk is the exposure to loss from imperfectly matched positions, and is monitored and minimized by modifying or terminating the transaction. Credit risk is the exposure to loss as a result of default or a decline in credit rating of a counterparty. Credit risk is addressed by establishing and monitoring guidelines on the amount of exposure to any particular counterparty. Also, the Company requires that an International Swaps and Derivatives Association Master agreement govern all OTC derivative contracts. Market risk is the adverse effect that a change in interest rates, currency rates, implied volatility rates, or a change in certain equity indexes or instruments has on the value of a financial instrument. The Company manages the market risk by establishing and monitoring limits as to the types and degree of risk that may be undertaken.

                                 (IN THOUSANDS)


The fair value of derivatives contracts are based on dealers' quotes and represent the estimated amount the Company would receive to terminate the contracts taking into account current interest rates and the credit worthiness of the counterparties, where appropriate. The Company had open futures with a fair value of $(184) and $(120) as of December 31, 2006 and 2005, respectively. The Company had open put options with a fair value of $15,727 and $7,519 as of December 31, 2006 and 2005, respectively. The Company had open interest rate swaps with a notional amount of $35,000 and $420,000 and a fair value of $(126) and $7,297 as of December 31, 2006 and 2005, respectively. The Company had open interest rate cap positions with a notional amount of $1,250,000 and $1,250,000 and a fair value of $1,724 and $3,420 as of December 31, 2006 and 2005, respectively.

5. FAIR VALUE INFORMATION:
The following table summarizes the carrying value and fair value of the Company's financial instruments as of December 31, 2006 and 2005.




                                                    2006                           2005
                                         -------------------------     --------------------------
                                           CARRYING                      CARRYING
                                            VALUE       FAIR VALUE       VALUE         FAIR VALUE
                                         ----------     ----------     ----------     ----------
FINANCIAL ASSETS:
 Debt securities, available for sale     $5,690,980     $5,690,980     $5,518,073     $5,518,073
 Equity securities                            8,980          8,980             --             --
 Policy loans                               633,403        640,240        625,432        626,478
 Short-term investments                     191,347        191,347        220,783        220,783
 Other invested assets                      245,156        245,151        204,461        204,461
 Cash and cash equivalents                   55,288         55,288         83,994         83,994
 Separate account assets                  3,791,429      3,791,429      3,291,039      3,291,039

FINANCIAL LIABILITIES:
 Investment-type contracts
   Individual annuities                  $1,266,887     $1,263,130     $1,216,736     $1,219,199
   Group annuities                           16,639         16,532         20,343         20,257
   Other policyholder funds                 240,496        240,496        241,424        241,424
                                         ----------     ----------     ----------     ----------
Total policyholder funds                  1,524,022      1,520,158      1,478,503      1,480,880
Policyholder's dividends payable             18,554         18,554         18,989         18,989
Separate account liabilities              3,791,429      3,791,429      3,291,039      3,291,039


The fair values for the Company's investments in debt and equity securities are based on quoted market prices, where available. In situations where market prices are not readily available, primarily private placements, fair values are estimated using a pricing method based on fair values of securities with similar characteristics. The fair value of currently performing mortgage loans is estimated by discounting the cash flows associated with the investment, using an interest rate currently offered for similar loans to borrowers with similar credit ratings. The fair value of policy loans is calculated by discounting estimated future cash flows using interest rates currently being offered for similar loans. Loans with similar characteristics are aggregated for purposes of the calculations. The estimated fair values for limited partnerships, included in other invested assets, are based on values determined by the partnerships' managing general partners. The carrying values of cash, cash equivalents, short-term investments and separate account assets approximate their fair values. The resulting fair values may not be indicative of the value that could be negotiated in an orderly transaction between market participants.

                                 (IN THOUSANDS)


The fair values of the Company's liabilities for individual annuities and certain group annuities are estimated by discounting the cash flows associated with the contracts, using an interest rate currently offered for similar contracts with maturities similar to those remaining for the contracts being valued. The statement values of other policyholder funds, policyholders' dividends payable, debt and separate account liabilities approximate their fair values.

The fair values of liabilities under all of the Company's contracts are considered in the overall management of interest rate risk. The Company is exposed to interest rate risk on its interest-sensitive products. The Company's investment strategy is designed to minimize interest risk by managing the durations and anticipated cash flows of the Company's assets and liabilities.

6. BENEFIT PLANS:
The Company maintains both funded and unfunded non-contributory defined benefit pension plans covering all eligible employees. The Company also has other postretirement benefit plans (health care plans) covering eligible existing retirees and limited other eligible employees. The Company uses a measurement date of December 31 for all plans.

BENEFIT OBLIGATIONS
The following table sets forth the plans' change in benefit obligation as of December 31, 2006 and 2005:

                                            PENSION BENEFITS             OTHER BENEFITS
                                         -----------------------      -------------------
                                          2006          2005          2006         2005
                                         --------       --------      -------     -------
Benefit obligation at beginning of
year                                     $135,187       $123,779     $37,390     $39,283
Service cost                                  134          3,511         551         543
Interest cost                               7,402          7,150       1,919       1,936
Plan amendment                                  -            547           -
Actuarial (gain) loss                      (5,439)         5,028      (2,176)     (2,173)
Benefits paid                              (5,140)        (4,828)     (2,360)     (2,200)
                                         --------       --------      ------     -------

BENEFIT OBLIGATION AT END OF YEAR        $132,144       $135,187     $35,324     $37,389
                                         ========       ========     =======     =======

The accumulated benefit obligation for all defined benefit plans as of December 31, 2006 and 2005 was $130,760 and $134,889, respectively.

The weighted-average assumptions used to measure the actuarial present value of the projected benefit obligation at December 31 were:


                                              PENSION BENEFITS           OTHER BENEFITS
                                              ----------------           --------------
                                              2006         2005         2006         2005
                                              ----         ----         ----         ----
Discount rate                                 5.90%        5.65%        5.75%        5.50%
Rate of compensation increase                 4.25%        4.25%        4.00%        4.00%

                                 (IN THOUSANDS)


The discount rate is determined at the annual measurement date of the plans and is therefore subject to change each year. The rate reflects prevailing market rates for high quality fixed-income debt instruments with maturities corresponding to expected duration of the benefit obligations on the measurement date. The rate is used to discount the future cashflows of benefits obligations back to the measurement date.

At December 31, 2006, the assumed health care cost trend rate to be used in measuring the accumulated postretirement benefit obligation for 2007 will be 9.5%, grading to 5% for 2010. At December 31, 2005, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation for 2006 was 11%, grading to 5% for 2010.

PLAN ASSETS
The following table sets forth the plan assets as of December 31:

                                                   PENSION BENEFITS                OTHER BENEFITS
                                               ------------------------        ----------------------
                                                  2006          2005            2006           2005
                                               ---------      ---------        -------        -------
CHANGE IN PLAN ASSETS:
Fair value of plans assets at beginning of
year                                           $ 108,935      $  97,212        $    --        $    --
Actual return on plan assets                      15,719          4,653             --             --
Employer contribution                              1,921         11,898          2,360          2,200
Benefits paid                                     (5,140)        (4,828)        (2,360)        (2,200)
                                               ---------      ---------        -------        -------

FAIR VALUE OF PLAN ASSETS AT END OF YEAR       $ 121,435      $ 108,935        $    --        $    --
                                               =========      =========        =======        =======


The Company's investment objectives with respect to pension assets have been growth, preservation of principal and preservation of purchasing power. In 2006, this was amended to also include partial immunization through asset/liability matching while maintaining return objective over the long term. To achieve these objectives, the Company has established a strategic asset allocation policy. Plan assets are diversified both by asset class and within each asset class in order to provide reasonable assurance that no single security or class of security will have a disproportionate impact on the plan. Consistent with this change in investment policy, fixed income assets are to be managed on a buy-and-hold basis to achieve durations consistent with the liability matching strategy yet allow for appropriate liquidity for benefit payments. Going forward, the plan will be rebalanced annually back to the current 50/50 target allocation between equity securities and fixed income/cash. Performance of investment managers, liability measurement and investment objectives are reviewed on a regular basis. The Company's pension plan asset allocation at December 31, 2006 and 2005, and the current target allocations are as follows:


                                     2007 TARGET      PERCENTAGE OF PLAN ASSETS
                                     ALLOCATION          AS OF DECEMBER 31,
                                     -----------      -------------------------

ASSET CATEGORY                                           2006           2005
                                                         ----           ----
Equity securities                      50%                51%           56%
Fixed income & cash                    50%                49%           44%
                                                         ----          ----
Total                                                    100%          100%
                                                         ====          ====

The expected long-term rate of return on plan assets was 7.0% and 8.0% in 2006 and 2005, respectively. The expected rate of return on plan assets was estimated utilizing a variety of factors including the historical investment returns achieved over a long-term period, the targeted allocation of plan assets and expectations concerning future returns in the marketplace for both equity and debt securities. Lower returns on plan assets result in higher pension expense.

During 2006, the Company withdrew $53,000 of plan assets from its group annuity contracts, and invested it in fixed income securities. At December 31, 2006, the fair value of the investment in fixed income securities was $58,578. At December 31, 2006, the remaining balance of $62,857 continued to be invested in group annuity contracts, which in turn are invested in various investment options of related funds. At December 31, 2005, all of the plans' assets were invested in the Company's group annuity contracts.

                                 (IN THOUSANDS)

FUNDED STATUS
The funded status of the plans, reconciled to the amount reported on the statement of financial position is as follows:

                                                           PENSION BENEFITS               OTHER BENEFITS
                                                      -------------------------     -------------------------
                                                         2006           2005            2006          2005
                                                      ---------      ---------      ---------      ---------
Benefit Obligation                                    $(132,144)     $(135,187)     $ (35,323)     $ (37,389)
Fair value of plan assets                               121,435        108,935             --             --
                                                      ---------      ---------      ---------      ---------
FUNDED STATUS                                         $ (10,709)     $ (26,252)     $ (35,323)     $ (37,389)
                                                      =========      =========      =========      =========

Funded status                                         $ (10,709)     $ (26,252)     $ (35,323)     $ (37,389)
Unrecognized net actuarial loss                           5,099         19,240          4,258          6,606
Unrecognized prior service cost (benefit)                    --             --         (1,353)        (1,804)
                                                      ---------      ---------      ---------      ---------
NET AMOUNT RECOGNIZED                                 $  (5,610)     $  (7,012)       (32,418)     $ (32,587)
                                                      =========      =========        =======      =========

Amount recognized in balance sheet:
Prepaid pension asset                                 $  18,802      $  17,438      $      --      $      --
Accrued benefit liability                               (27,143)       (28,809)     $ (32,418)     $ (32,587)
Minimum pension liability                                 2,731          4,359      $      --      $      --
                                                      ---------      ---------      ---------      ---------
NET AMOUNT RECOGNIZED                                 $  (5,610)     $  (7,012)     $ (32,418)     $ (32,587)
                                                      =========      =========      =========      =========

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $28,527, $27,143 and $0, respectively as of December 31, 2006. The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $29,108, $28,810 and $0, respectively as of December 31, 2005.

As of December 31, 2006, the projected benefit obligation for all pension benefit plans exceeds the fair value of plan assets and the accumulated postretirement benefit obligation exceeds plan assets for all of the Company's other postretirement benefit plans.

A minimum pension liability adjustment is required when the actuarial present value of accumulated benefits exceeds plan assets. In 2006 and 2005, the change in the minimum pension liability, net of the change in the related intangible asset of $(1,628) and $202 respectively, was reported in equity.

ACTUAL CONTRIBUTIONS AND BENEFITS
The contributions made and the benefits paid from the plans were:

                             PENSION BENEFITS          OTHER BENEFITS
                            -------------------      ------------------
                             2006        2005         2006        2005
                            ------      -------      ------      ------
Employer Contributions      $1,921      $11,898      $2,360      $2,200
Benefits Paid               (5,140)      (4,828)     (2,360)     (2,200)

EXPECTED EMPLOYER CONTRIBUTIONS
The Company's funding policy is to contribute an amount at least equal to the minimum required contribution under ERISA. The Company may increase its contribution above the minimum based upon an evaluation of the Company's tax and cash positions and the plan's funded status.

                                 (IN THOUSANDS)


In 2007, the Company expects to make the minimum required contribution to the unfunded pension and postretirement plans in an amount equal to benefit costs of approximately $2,008 and $2,694, respectively. The Company doe not expect to make a contribution to the funded pension plan.

ESTIMATED FUTURE BENEFIT PAYMENTS:
The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

                          PENSION         OTHER
                          BENEFITS       BENEFITS
                          --------       --------
2007                      $ 5,568        $ 2,694
2008                        5,828          2,792
2009                        6,300          2,891
2010                        6,811          2,949
2011                        7,180          2,992
Years 2012-2016            43,371         15,050

NET PERIODIC COST
The following are the components of the net periodic benefit costs (excluding the minimum pension liability adjustment) for the years ending December 31, 2006 and 2005:


                                         PENSION   BENEFITS         OTHER BENEFITS
                                        --------------------      --------------------
                                          2006         2005         2006         2005
                                        -------      -------      -------      -------
Service cost                            $   134      $ 3,511      $   551      $   544
Interest cost                             7,402        7,150        1,919        1,936
Expected return on plan assets           (7,513)      (7,662)          --           --
Amortization of prior service cost           --           46         (451)      (1,747)
Amount of recognized gains and loss         496          342          171           84
                                        -------      -------      -------      -------
 Net periodic benefit cost                  519        3,387        2,190          817

SFAS 88 Charges:
Curtailment charge                           --          924           --           --
                                        -------      -------      -------      -------
 TOTAL NET PERIODIC BENEFIT COST        $   519      $ 4,311      $ 2,190      $   817
                                        =======      =======      =======      =======



The Company approved the freezing of benefits under its qualified and TEFRA pension plans effective December 31, 2005. The qualified and TEFRA pension plans' obligation and assets were remeasured, with obligations using a 5.75% discount rate. During 2005, the pension plan was amended to increase the pension policy benefit, to freeze the benefit service credit that applied toward the payment period, and to allow future service to count toward vesting. Due to these plan amendments; there was a one-time curtailment charge of $924.

The weighted-average assumptions used to determine net cost were:

                                     PENSION BENEFITS     OTHER BENEFITS
                                     ----------------     ---------------
                                      2006      2005      2006     2005
                                      ----      ----      ----      ----

Discount rate                         5.65%     5.75%     5.50%     5.75%
Expected return on plan assets        7.00%     8.00%        -         -
Rate of compensation increase         4.25%     4.25%     4.00%     4.00%

                                 (IN THOUSANDS)

The assumed health care cost trend rate used in determining net periodic costs for 2006 was 11.0%, grading to 5.0% for 2011.

The assumed health care cost trend rate used in determining net periodic costs for 2005 was 12.5%, grading to 5.0% for 2010.

Assumed health care trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage point change in assumed health care cost trend rates would have the following effects:



                                         One-Percentage Point
                                        Increase     Decrease
                                        --------     --------
Service and interest cost components     $   196     $  (171)
Postretirement benefit obligation          2,740      (2,398)


The Medicare Prescription Drug, Improvement and Modernization Act of 2003 was signed into law on December 8, 2003. In accordance with FASB Staff Position SFAS 106-1, the Company made a one-time election to defer recognition of the effects of the law in the accounting for its plan under SFAS 106 and in providing disclosures related to the plan until authoritative guidance on the accounting for the federal prescription drug subsidy was issued. Final regulations regarding the implementation of the Act were issued in 2005. After reviewing its plans, the Company decided to forgo the federal prescription drug subsidy and instead offer plans that include the Medicare Part D benefit (Medicare Advantage Plans and Medicare Part D Prescription Drug Plans (PDPs)). Accordingly, the Company does not anticipate receiving any direct subsidy for Medicare Part D. Any indirect savings in future plan costs that may be passed on by insurers in the form of reduced premium rates will be reflected in the benefit obligations and accounting expense as gains when and if they occur.

DEFINED CONTRIBUTION PLANS
The Company maintains four defined contribution pension plans for substantially all of its employees and full-time agents. For two plans, designated contributions of up to 6% or 8% of annual compensation are eligible to be matched by the Company. Contributions for the third plan are based on tiered earnings of full-time agents. The last plan, which covers employees of a subsidiary, is determined on a discretionary basis by the Board of Directors of that subsidiary. For the years ended December 31, 2006, 2005 and 2004, the expense recognized for these plans was $4,729, $4,665 and $5,639, respectively. The estimated fair value of the defined contribution plans' assets at December 31, 2006 and 2005 was $371,483 and $304,240, respectively.

At December 31, 2006 and 2005, $118,469 and $98,827, respectively, of the defined contribution plans' assets were invested in the Company's group annuity contracts.

7. INCOME TAXES:

The Company follows the asset and liability method of accounting for income taxes whereby current and deferred tax assets and liabilities are recognized utilizing currently enacted tax laws and rates. Deferred taxes are adjusted to reflect tax rates at which future tax liabilities or assets are expected to be settled or realized.

Deferred income taxes reflect the impact for financial statement reporting purposes of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities. The significant temporary differences that give rise to the deferred tax assets and liabilities at December 31 relate to the following:

                                 (IN THOUSANDS)


                                          2006       2005
                                    -----------------------
DEFERRED TAX ASSETS:
 Future policy benefits                 $56,083   $ 86,334
 Policyholders' dividends payable         6,433      6,555
 Investment losses                       22,050     21,876
 Employee benefit liabilities            33,570     36,685
 Other                                   10,209     11,129
                                    ----------------------
  Total deferred tax asset              128,345    162,579
                                    ----------------------
DEFERRED TAX LIABILITIES:
 DAC                                    207,470    194,845
 Unrealized investment gains             31,860     56,843
 Other                                   43,513     43,009
                                    ----------------------
  Total deferred tax liability          282,483    294,697
                                    ----------------------
Net deferred tax liability              154,498    132,118
Tax currently (receivable)/payable       (1,532)    11,683
                                    ----------------------
ACCRUED INCOME TAXES                   $152,966   $143,801
                                    ======================


The income taxes attributable to consolidated net income are different from the amounts determined by multiplying consolidated net income before income taxes by the expected federal income tax rate. The difference between the amount of tax at the U.S. federal income tax rate of 35% and the consolidated tax provision is summarized as follows:







                                                    2006           2005          2004
                                                    -------      -------       -------
Tax expense at 35%                                  $66,441      $58,770       $71,476
(Decrease)/increase in income taxes resulting
from:
 Tax release                                        (10,683)           -             -
 Prior period adjustment                             (1,233)      (1,456)       (1,212)
 Dividends received deduction                        (5,756)      (4,991)       (3,632)
 Tax reserve                                         (3,561)       3,382           832
 Other                                                 (790)        (218)         (596)
                                                    -------      -------       -------
INCOME TAX EXPENSE                                  $44,418      $55,487       $66,868
                                                    =======      =======       =======



The Internal Revenue code temporarily suspended the Differential Earnings Adjustment (DEA) calculation required for mutual insurance companies for the years 2001 through 2003. The Pension Funding Equity Act of 2004 repealed Internal Revenue Code Section 809, relating to the DEA for taxable years beginning after December 31, 2004. There was no income impact from the DEA in 2004. The DEA recalculation for 2004 did not result in an income adjustment for 2005.

Cash paid for federal income taxes in 2006, 2005, and 2004 was $19,910, $37,250, and $62,580, respectively.

The Internal Revenue Service ("IRS") has completed their examination of the Company's income tax returns through the year 2001. Income tax returns for the tax years 2002 through 2004 are currently being examined by the IRS. Management believes that an adequate provision has been made for potential adjustments.

                                 (IN THOUSANDS)


8. REINSURANCE:

The Company has assumed and ceded reinsurance on certain life and annuity contracts under various agreements. Reinsurance permits recovery of a portion of losses from reinsurers, although the Company remains primarily liable as the direct insurer on all risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of present reinsurers to ensure that amounts due from reinsurers are collectible. The table below highlights the amounts shown in the accompanying financial statements.

                                                     ASSUMED          CEDED TO
                                                    FROM OTHER         OTHER
                                GROSS AMOUNT        COMPANIES        COMPANIES       NET AMOUNT
                                ------------        ---------        ---------       ----------
DECEMBER 31,2006:
  Life Insurance in-Force        $57,285,924       $1,695,211      $24,089,218      $34,891,917
  Premiums                           174,088            2,105           36,895          139,298
  Benefits                           473,447                -           69,666          403,781
  Reserves                         5,891,784            2,658          317,736        5,576,706

DECEMBER 31,2005:
  Life Insurance in-Force        $54,085,724       $1,802,190      $21,966,638      $33,921,276
  Premiums                           155,737            2,518           34,346          123,909
  Benefits                           453,995                -           54,558          399,437
  Reserves                         5,759,108            2,282          317,201        5,444,189

The December 31,2006 reserves ceded to other company includes an allowance for reinsurance recoverables of $1,230.

During 2004, the Company had gross premiums of $158,591, assumed premiums of $710, ceded premiums of $29,971, gross benefits of $434,958, assumed benefits of $0, and ceded benefits of $53,099.

Reinsurance receivables with a carrying value of $187,192 and $209,975 were associated with a single reinsurer at December 31, 2006 and 2005, respectively. This recoverable is secured by investment grade securities with a market value of $220,859 and $219,839, respectively held in trust.

9. DEBT:

On June 23, 2004, the Company issued a Surplus Note ("Notes") with a principal balance of $200,000, at a discount of $3,260. The Notes bears interest at 6.65%, and have a maturity date of June 15, 2034. The Notes were issued pursuant to Rule 144A under the Securities Act of 1933, as amended and are administered by a U.S. bank as registrar/paying agent. Interest on the 6.65% Notes is scheduled to be paid semiannually on April 1 and October 1 of each year. At December 31, 2006 and 2005, the amortized cost basis of the Notes was $196,843 and $196,803, respectively.

The Company's broker/dealer affiliate borrows from banks in connection with the securities settlement process and to finance margin loans made to customers. The Company is required to collateralize amounts borrowed in excess of certain limits. At December 31, 2006, the Company had debt of $55,400, which was collateralized by customer-owned securities valued at approximately $27,690 and remaining bank loans, including bank overdrafts of $45,942, which were not collateralized.

                                 (In thousands)

At December 31, 2005, the Company had debt of $83,000, which was collateralized by customer-owned securities valued at approximately $95,029 and remaining bank loans, including bank overdrafts of $49,829, which were not collateralized. The bank loans are demand obligations and generally require interest based on the Federal Funds rate. At December 31, 2006 and 2005, the weighted average interest rates on these borrowings were 5.56% and 4.36% respectively.

10. Guaranteed Minimum Death Benefits and Living Benefits:

The Company has variable annuity contracts containing GMDB provisions that provide a specified minimum benefit payable upon death as follows:

         o RETURN OF PREMIUM - provides the greater of the account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as "net purchase Payments". This guarantee is a standard death benefit on all individual variable annuity products.

         o STEP-UP - provides a variable death benefit equal to the greater of the account value and the highest variable account value adjusted for withdrawals and transfers from any prior contract anniversary date.

         o RISING FLOOR - provides a variable death benefit equal to the greater of the current account value and the variable purchase payments accumulated at a set rate and adjusted for withdrawals and transfers.

The following table summarizes the account values and net amount at risk, net of reinsurance, and reserves for variable annuity contracts with guarantees invested in the separate account as of December 31:



                           2006          2005
                     ----------------------------
Account value          $2,466,556     $2,044,437
Net amount at risk         34,748         57,069
GAAP Reserves               2,613          3,413


Stochastic modeling was used to determine the liability. The stochastic model involves 1,000 scenarios. Stochastic modeling generates a projection of excess benefits. A ratio of the present value of these excess benefits to the present value of excess revenues is calculated and applied to the excess revenues in that period to determine the new liability accrual. This accrual is rolled forward with interest and amortized as excess payments are made.

The Company regularly evaluates the estimates used to model the GMDB reserve and adjusts the additional liability balance as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.

The Company sells variable annuity contracts that have living benefits, which are GMAB and GMAB\GMWB Rider options.

11. COMMITMENTS AND CONTINGENCIES:


The Company and its subsidiaries are involved in various pending or threatened legal and/or regulatory proceedings arising from the normal conduct of its business. Most of these proceedings are routine in the ordinary course of business, although some involve extra-contractual damages in addition to other damages. In addition, the regulators within the insurance and brokerage industries continue to focus on market conduct and compliance issues.

                                 (In thousands)


The Company monitors sales materials and compliance procedures and makes extensive efforts to minimize any potential liabilities in this area. In the opinion of management, after consultation with legal counsel and a review of available facts, the outcome of the proceedings and assessments are not likely to have a material adverse effect on the financial position of the Company. Insurance companies are also subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. The liability for estimated guaranty fund assessments, net of applicable premium tax credits, as of December 31,2006 and 2005 was $500 and $900, respectively.

The Company, in the ordinary course of business, extends commitments relating to its investment activities. As of December 31, 2006, the Company had outstanding commitments totaling $127,882, which approximates fair value, relating to these investment activities.

The Company has entered into various leases, primarily for field and sales offices. As of December 31, 2006, future minimum payments under noncancellable leases are as follows:



                                    YEAR ENDING     OPERATING
                                    -----------     ---------
                                    DECEMBER 31,      LEASES
                                    -----------     ---------
                                       2007          $20,893
                                       2008           18,956
                                       2009           17,129
                                       2010           14,229
                                       2011           11,198
                                    Thereafter        18,424


12. STATUTORY INFORMATION:

State insurance regulatory authorities prescribe or permit statutory accounting practices for calculating net income and capital and surplus, which differs in certain respects from with GAAP. The significant differences relate to deferred acquisition costs, which are charged to expenses as incurred; federal income taxes, which reflect amounts that are currently taxable; and benefit reserves, which are determined using prescribed mortality, morbidity and interest assumptions, and which, when considered in light of the assets supporting these reserves, adequately provide for obligations under policies and contracts.

Investments in bonds and preferred stocks are generally carried at amortized cost or market value. An Asset Valuation Reserve (AVR) is established as a liability to offset potential investment losses and an Interest Maintenance Reserve (IMR) is established as a liability to capture capital gains and losses on the sale of fixed income investments, resulting from changes in the general level of interest rates.

The combined insurance companies' statutory capital and surplus at December 31, 2006 and 2005 was $1,295,642 and $1,248,230, respectively. The combined insurance companies' net income, determined in accordance with statutory accounting practices, for the years ended December 31, 2006, 2005, and 2004, was $56,694 $184,590, and $79,791, respectively.

Life insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, minimum amounts of statutory surplus are required to be maintained based on various risk factors related to it. At December 31, 2006, the Company's surplus exceeds these minimum levels.

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a)  Financial Statements included in Part B:

          Financial Statements of Penn Mutual Variable Annuity Account III:

          Statement of Assets - December 31, 2006
          Statement of Operations - December 31, 2006
          Statement of Changes in Net Assets - For the years ended December 31,
             2006 and 2005
          Notes to Financial Statements
          Report of Independent Auditors

          Financial Statements of The Penn Mutual Life Insurance Company:

          Report of Independent Auditors

          Consolidated Balance Sheets for the years ended December 31, 2006 and
             2005
          Consolidated Income Statements for the years ended December 31, 2005,
             2005 and 2004
          Consolidated Statements of Changes in Equity for the years ended
             December 31, 2006, 2005 and 2004
          Consolidated Statements of Cash Flows for the years ended December 31,
             2006, 2005 and 2004
          Notes to Financial Statements

     (b)  Exhibits

          1. (a) Resolutions of Executive Committee of Board of Trustees of The Penn Mutual Life Insurance Company authorizing the establishment of the Registrant. Previously filed as Exhibit 1(a) to the Registration Statement on September 3, 1998 (File No. 333-62811 and Accession No. 0001036050-98-001504)
                    and incorporated herein by reference.

               (b) Resolutions of Executive Committee of Board of Trustees of The Penn Mutual Life Insurance Company authorizing investments of the Registrant. Previously filed as Exhibit 1(b) to Post-Effective Amendment No. 1 to the Registration Statement on April 27, 1999 (File No. 333-62825 and Accession No. 0000950116-99-000834) and incorporated herein by reference.

          2.        Not applicable

          3. (a)(1) Sales Support Agreement between The Penn Mutual Life Insurance Company and Horner, Townsend & Kent, Inc., a wholly-owned subsidiary of Penn Mutual. Previously filed as
                    Exhibit 3(a) to Pre-Effective Amendment No. 1 to the Registration Statement on November 30, 1998 (File No. 333-62811 and Accession No. 0001036050-98-002055) and
                    incorporated herein by reference.

               (a)(2) Schedule I to the Sales Support Agreement between The Penn
                    Mutual Life Insurance Company and Horner, Townsend & Kent, Inc., a wholly-owned subsidiary of Penn Mutual. Previously filed as exhibit 3(a)(2) to Pre-Effective Amendment No. 1 to the Registration Statement on September 28, 2000 (File No. 333-39804 and Accession No. 0000950116-00-002423) and
                    incorporated herein by reference.

               (b) Form of Distribution Agreement between The Penn Mutual Life Insurance Company and Horner, Townsend & Kent, Inc., a wholly-owned subsidiary of Penn Mutual. Previously filed as
                    Exhibit 3(b) to Pre-Effective Amendment No. 1 to the Registration Statement on November 30, 1998 (File No. 333-62811 and Accession No. 0001036050-98-002055) and
                    incorporated herein by reference.

               (c) Form of Agent's Agreement relating to broker-dealer supervision. Previously filed as Exhibit 3(c) to the Registration Statement on September 3, 1998 (File No. 333-62811 and Accession No. 0001036050-98-001504) and
                    incorporated herein by reference.

               (d) Form of Broker-Dealer Selling Agreement (for broker-dealers licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws). Previously filed as Exhibit 3(d) to Pre-Effective Amendment No. 1 to the Registration Statement on November 30, 1998 (File No. 333-62811 and Accession No. 0001036050-98-002055)
                    and incorporated herein by reference.

               (e) Form of Broker-Dealer Selling Agreement (for broker-dealers with affiliated corporations licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws. Previously filed as Exhibit 3(e) to the Post-Effective Amendment to the Registration Statement on April 27, 1999 (File No. 333-62825 and Accession No. 0000950116-99-000834) and incorporated herein by reference.

               (f) Form of Addendum (Form 98-1) to Broker-Dealer Selling Agreement. Previously filed as Exhibit 3(f) to the Registration Statement on September 3, 1998 (File No. 333-62811 and Accession No. 0001036050-98-001504) and
                    incorporated herein by reference.

          4. (a) Individual Variable and Fixed Annuity Contract, previously filed as Exhibit 4(a) to the Registration Statement on September 14, 2001 (File No. 333-69386 and Accession No. 0000950116-01-500817) and incorporated herein by reference.

               (b) Rider -- Guaranteed Minimum Death Benefit -- Rising Floor (GDBRF-00). Previously filed as Exhibit 4(b) to Pre-Effective Amendment No. 1 to the Registration Statement on November 30, 1998 (File No. 333-62811 and Accession No. 0001036050-98-002055) and incorporated herein by reference.

               (c) Rider -- Guaranteed Minimum Death Benefit -- Step Up (GDBSU-98). Previously filed as Exhibit 4(c) to Pre-Effective Amendment No. 1 to the Registration Statement on November 30, 1998 (File No. 333-62811 and Accession No. 0001036050-98-002055) and incorporated herein by reference.

               (d) Endorsement No. 1534-96 to Individual Variable and Fixed Annuity Contract. Previously filed as Exhibit 4(d) to the Registration Statement on September 3, 1998 (File No. 333-62811 and Accession No. 0001036050-98-001504) and
                    incorporated herein by reference.

               (e) Endorsement No. 1542-97 to Individual Variable and Fixed Annuity Contract. Previously filed as Exhibit 4(e) to the Registration Statement on September 3, 1998 (File No. 333-62811 and Accession No. 0001036050-98-001504) and
                    incorporated herein by reference.

               (f) Endorsement No. 1536-98 to Individual Variable and Fixed Annuity Contract. Previously filed as Exhibit 4(f) to Pre-Effective Amendment No. 1 to the Registration Statement on February 24, 1999 (File No. 333-62811 and Accession No. 0000950116-99-000291) and incorporated herein by reference.

               (g) Rider - Estate Enhancement Rider (EEDB-01). Previously filed as Exhibit 4(k) to Post-Effective Amendment No.5 to the Registration Statement on April 20, 2001 (File No. 333-62811 and Accession No. 0000950116-98-000692) and incorporated herein by reference.

               (h) Rider - Death Benefit Enhancement - Step Up. Incorporated herein by reference to Exhibit 4(d) to the Registrant's Registration Statement on Form N-4 (File No. 333-88824), as filed with the Securities and Exchange Commission via Edgar (Accession No. 0000950116-02-001203) on May 22, 2002.

               (i) Rider - Death Benefit Enhancement - Rising Floor. Incorporated herein by reference to Exhibit 4(c) to the Registrant's Registration Statement on Form N-4 (File No. 333-88824), as filed with the Securities and Exchange Commission via Edgar (Accession No. 0000950116-02-001203) on May 22, 2002.

               (j) Rider - Optional Guaranteed Minimum Accumulation Benefit. Incorporated herein by reference to Exhibit 4(j) to the Registrant's Registration Statement on Form N-4 (File No. 333-88824), as filed with the Securities and Exchange Commission via Edgar (Accession No. 0000950116-06-001384) on April 28, 2006.

               (k) Rider - Optional Guaranteed Minimum Accumulation Benefit and Guaranteed Minimum Withdrawal Benefit. Incorporated herein by reference to Exhibit 4(k) to the Registrant's Registration Statement on Form N-4 (File No. 333-88824), as filed with the Securities and Exchange Commission via Edgar (Accession No. 0000950116-06-001384) on April 28, 2006.

               (l) Rider - Guaranteed Lifetime Withdrawal Benefit is filed herewith.

          5. Application (Form PM0678) for Individual Variable Annuity Contract, previously filed as Exhibit 5(a) to the Registration Statement on September 14, 2001 (File No. 333-69386 and Accession No. 0000950116-01-500817) and
                    incorporated herein by reference.

          6.   (a)  Charter of The Penn Mutual Life Insurance Company (May
                    1983). Previously filed as Exhibit 6(a) to the Registration Statement on September 3, 1998 (File No. 333-62811 and Accession No. 0001036050-98-001504) and incorporated herein by reference.

               (b) By-laws of The Penn Mutual Life Insurance Company. Previously filed as Exhibit 6(b) to the Registration Statement on December 6, 2001 (File No. 333-69386 and Accession No. 0000950116-01-501231) and incorporated herein by reference.

          7.        None

          8. (a)(1) Form of Sales Agreement between The Penn Mutual Life Insurance Company and Neuberger & Berman Advisers Management Trust. Previously filed as Exhibit 8(b)(1) to the Registration Statement on September 3, 1998 (File No. 333-62811 and Accession No. 0001036050-98-001504) and
                    incorporated herein by reference.

               (a)(2) Form of Assignment and Modification Agreement between
                    Neuberger & Berman Management Incorporated, Neuberger & Berman Advisers Management Trust, Advisers Managers Trust and The Penn Mutual Life Insurance Company. Previously filed as Exhibit 8(b)(2) to the Registration Statement on September 3, 1998 (File No. 333-62811 and Accession No. 0001036050-98-001504) and incorporated herein by reference.

               (a)(3) Amendment to Fund Participation Agreement between The Penn
                    Mutual Life Insurance Company and Neuberger & Berman Advisers Management Trust. Previously filed as Exhibit 8(b)(3) to Post-Effective Amendment No.5 to the Registration Statement of Penn Mutual Variable Life Account I on April 30, 1997 (File No. 33-54662 and Accession No. 0000950109-97-003328) and incorporated herein by reference.

               (b) Form of Sales Agreement between The Penn Mutual Life Insurance Company and Penn Series Funds, Inc. Previously filed as Exhibit 8(b) to Post-Effective Amendment No. 2 to the Registration Statement on April 23, 2002 (File No. 333-62811 and Accession No. 0001036050-98-001504) and
                    incorporated herein by reference.

               (c) Form of Participation Agreement between The Penn Mutual Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation. Previously filed as
                    Exhibit 8(d) to the Registration Statement on September 3, 1998 (File No. 333-62811 and Accession No. 0001036050-98-001504) and incorporated herein by reference.

               (d) Form of Participation Agreement between The Penn Mutual Life Insurance Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation. Previously filed as
                    Exhibit 8(e) to the Registration Statement on September 3, 1998 (File No. 333-62811 and Accession No. 0001036050-98-001504) and incorporated herein by reference.

               (e) Participation Agreement between The Penn Mutual Life Insurance Company, Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc.

                    and Miller Andersen & Sherrerd LLP. Previously filed as
                    Exhibit 8(f) to Post-Effective Amendment No. 2 to the Registration Statement of PIA Variable Annuity Account I on April 30, 1998 (File No. 33-83120 and Accession No. 0000950109-97-003327) and incorporated herein by reference.

          9. Opinion and Consent of Franklin L. Best, Jr., Esq., Managing Corporate Counsel of The Penn Mutual Life Insurance Company, as to the legality of the variable annuity contracts being registered. Previously filed as Exhibit 9 to the Registration Statement on December 6, 2001 (File No. 333-69386 and Accession No. 0000950116-01-501231) and
                    incorporated herein by reference.

          10. (a) Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm is filed herewith.

               (b)  Consent of Morgan, Lewis & Bockius LLP is filed herewith.

          11.       Not applicable.

          12.       Not applicable.

          13.  (a)  Powers of Attorney of Board of Trustees, previously filed as
                    Exhibit 14 to the Registration Statement on September 14, 2001 (File No. 333-69386 and Accession No.
                    0000950116-01-500817) and incorporated herein by reference.

               (b) Power of Attorney for Julia Chang Bloch, previously filed as Exhibit (14)(c) to the Registration Statement on June 11, 1999, (File No. 002-77283 and Accession No.
                    0000950116-99-001164) and incorporated herein by reference.

               (c) Power of Attorney for Edmond F. Notebaert, previously filed as Exhibit (14)(b) to the Registration Statement on April 24, 1998, (File No. 002-77283 and Accession No. 0000950109-98-002717) and incorporated herein by reference.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

          The following table sets forth the names of the officers and trustees of the Depositor who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Depositor.

NAME                    POSITION AND OFFICES WITH DEPOSITOR
----                    -----------------------------------
Robert E. Chappell      Chairman of the Board and Chief Executive Officer and
                        Member of the Board of Trustees

Daniel J. Toran         President and Chief Operating Officer and Member of the
                        Board of Trustees

Peter J. Vogt           Executive Vice President and Chief Financial Officer

Terry A. Ramey          Senior Vice President and Chief Information Officer

NAME                    POSITION AND OFFICES WITH DEPOSITOR
----                    -----------------------------------
Edward F. Clemons       Senior Vice President and Chief Human Resources Officer

Richard J. Miller       Executive Vice President and Chief Marketing Officer

N. Robert Lazarus       Senior Vice President and Chief Compliance Officer

Peter M. Sherman        Executive Vice President and Chief Investment Officer

Jeffrey C. Carleton     Senior Vice President, Wholesale Distribution

Ralph L. Crews          Senior Vice President, Retail Distribution

Frederick M. Rackovan   Vice President, New Business

Franklin L. Best, Jr.   Managing Corporate Counsel and Secretary

Susan T. Deakins        Vice President and Chief Actuary

Frank J. Howell         Vice President, Sales Support

Thomas H. Coffey        Vice President, Independence Financial Network

Kyle Elken              Vice President and Controller


          The business address of each of the Trustees and officers is The Penn Mutual Life Insurance Company, Philadelphia, PA 19172.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

                      PENN MUTUAL WHOLLY-OWNED SUBSIDIARIES


Corporation                              Principal Business                        State of Incorporation
-----------                              ------------------                        ----------------------
The Penn Insurance and Annuity Company   Life Insurance and Annuities              Delaware

Independence Capital Management, Inc.    Investment Adviser                        Pennsylvania

Penn Series Funds, Inc.                  Investment Company                        Maryland

Penn Janney Fund, Inc.                   Investments                               Pennsylvania

Corporation                              Principal Business                        State of Incorporation
-----------                              ------------------                        ----------------------
Penn Janney Advisory, Inc.*              Investment Adviser                        Pennsylvania

PENN JANNEY GP LLC**                     Investments                               Delaware

Penn Janney Opportunities Fund           Investments                               Delaware
LP***

INDEPENDENCE SQUARE PROPERTIES,          Holding Company                           Delaware
LLC****

The Pennsylvania Trust Company           Trust Company                             Pennsylvania

INDEPRO CORPORATION                      Real Estate Investment                    Delaware


HORNOR, TOWNSEND & KENT, INC.            Registered Broker-Dealer and Investment   Pennsylvania
                                         Adviser

ISP PARKER HUNTER                        Holding Company                           Delaware



* Penn Janney Advisory, Inc. is 50% owned by Penn Mutual and 50% owned by Janney Montgomery Scott LLC.



** Penn Janney GP LLC is 49.5% owned by Penn Mutual, 49.5% owned by Janney Montgomery Scott LLC, and 1.0% owned by Richard Fox.



*** Penn Janney Opportunities Fund LLP is 49.5% owned by Penn Mutual, 49.5% owned by Janney Montgomery Scott LLC, and 1.0% owned by Penn Janney GP LLC.



**** Independence Square Properties, LLC is 95% owned by Penn Mutual and 5% owned by ISP Parker Hunter, which is 100% owned by Penn Mutual.


                       INDEPENDENCE SQUARE PROPERTIES, LLC
                            WHOLLY-OWNED SUBSIDIARIES

Corporation                              Principal Business                        State of Incorporation
-----------                              ------------------                        ----------------------
WPI Investment Company                   Real Estate Investment                    Delaware

JANNEY MONTGOMERY SCOTT LLC              Registered Broker-Dealer and Investment   Delaware
                                         Adviser

                               INDEPRO CORPORATION
                            WHOLLY-OWNED SUBSIDIARIES

Corporation                              Principal Business                        State of Incorporation
-----------                              ------------------                        ----------------------
Indepro Property Fund I Corporation      Real Estate Investment                    Delaware

Indepro Property Fund II Corporation     Real Estate Investment                    Delaware

                           JANNEY MONTGOMERY SCOTT LLC
                            WHOLLY-OWNED SUBSIDIARIES


Corporation                              Principal Business                        State of Incorporation
-----------                              ------------------                        ----------------------
JMS Resources, Inc.                      Oil and Gas Development                   Pennsylvania

JMS Investor Services, Inc.              Insurance Sales                           Delaware

Parker/Hunter Incorporated               Registered Broker-Dealer                  Pennsylvania

Janney Montgomery Scott Insurance        Insurance Agents or Brokers               Massachusetts
Agency

Penn Janney Advisory, Inc.*              Investment Adviser                        Pennsylvania

PENN JANNEY GP LLC**                     Investments                               Delaware

Penn Janney Opportunities Fund           Investments                               Delaware
LP***



* Penn Janney Advisory, Inc. is 50% owned by Penn Mutual and 50% owned by Janney Montgomery Scott LLC.



** Penn Janney GP LLC is 49.5% owned by Penn Mutual, 49.5% owned by Janney Montgomery Scott LLC, and 1.0% owned by Richard Fox.



*** Penn Janney Opportunities Fund LLP is 49.5% owned by Penn Mutual, 49.5% owned by Janney Montgomery Scott LLC, and 1.0% owned by Penn Janney GP LLC.

                          HORNOR, TOWNSEND & KENT, INC.
                            WHOLLY-OWNED SUBSIDIARIES

Corporation                          Principal Business            State of Incorporation
-----------                          ------------------            ----------------------
Hornor, Townsend & Kent, Inc. of     Financial Services            Delaware
Delaware, Inc.

Hornor, Townsend & Kent, Inc.        Insurance Agents or Brokers   Pennsylvania
Insurance Agency, Inc.

Hornor, Townsend & Kent, Inc.        Insurance Agents or Brokers   Ohio
Insurance Agency of Ohio, Inc.


                               PENN JANNEY GP LLC
                            WHOLLY-OWNED SUBSIDIARIES


Corporation                          Principal Business            State of Incorporation
-----------                          ------------------            ----------------------
Penn Janney Opportunities Fund LP*   Investments                   Delaware



* Penn Janney Opportunities Fund LLP is 49.5% owned by Penn Mutual, 49.5% owned by Janney Montgomery Scott LLC, and 1.0% owned by Penn Janney GP LLC.


                                ISP PARKER HUNTER
                            WHOLLY-OWNED SUBSIDIARIES

Corporation                          Principal Business            State of Incorporation
-----------                          ------------------            ----------------------
Independence Square Properties,
   Inc.*                             Holding Corporation           Delaware

* Independence Square Properties, LLC is 95% owned by Penn Mutual and 5% owned by ISP Parker Hunter, which is 100% owned by Penn Mutual.

ITEM 27. NUMBER OF CONTRACT OWNERS


     As of March 31, 2007, there were:



     1,803 -- owners of qualified individual variable annuity contracts; and



     1,494 -- owners of nonqualified individual variable annuity contracts.

ITEM 28. INDEMNIFICATION

     Section 6.2 of the By-laws of The Penn Mutual Life Insurance Company provides that, in accordance with the provisions of the Section, the Company shall indemnify trustees and officers against expenses (including attorneys' fees), judgments, fines, excise taxes and amounts paid in settlement actually and reasonably incurred in connection with actions, suits and proceedings, to the extent such indemnification is not prohibited by law, and may provide other indemnification to the extent not prohibited by law. The By-laws are filed as Exhibit 6(b) to this Registration Statement and are incorporated in this registration statement by reference.

     Pennsylvania law (15 Pa. C.S.A. Sections 1741-1750) authorizes Pennsylvania corporations to provide indemnification to directors, officers and other persons.

     Penn Mutual owns a directors and officers liability insurance policy covering liabilities directors and officers of Penn Mutual and its subsidiaries may incur in acting as directors and officers.

     Selling Agreements entered into by The Penn Mutual Life Insurance Company ("Penn Mutual") and its subsidiary, Hornor, Townsend & Kent, Inc. ("HTK") with securities brokers and insurance agents generally provide for indemnification of Penn Mutual and HTK and their directors and officers in the event of liability resulting from unauthorized acts of the brokers and insurance agents.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

     Hornor Townsend & Kent, Inc. serves as principal underwriters of the securities of the Registrant.

Hornor, Townsend & Kent, Inc. - Directors and Officers

     Daniel J. Toran, Chairman of the Board




     Richard J. Miller, Director, President and Chief Executive Officer





     N. Robert Lazarus, Director Senior Vice President, Chief Compliance Officer, Anti Money Laundering Officer and Chief Operating Officer


     Terry A. Ramey, Director
     Peter J. Vogt, Director


     Michelle A. Barry, Vice President, Marketing


     Franklin L. Best, Jr., Counsel and Secretary
     Joseph P. Carra, Director, HTK Commissions
     Robert L. Mainardi, Auditor
     Paul I. Martin, Director, Contracts, Licensing and Registration Nicole S. McCormack, Director, Operations

     Roger Pacheco, Assistant Vice President, Quality Management/Surveillance


     David M. O'Malley, Director



     Ralph L. Crews, Director



     John P. Reidy, Vice President, Sales


     Stacey N. Polakowski, Treasurer and Controller
     Nancy S. Rush, Vice President, Benefits and Risk Management
     Scott L. Simon, Director, Operation Control

The principal business address of the directors and officers is The Penn Mutual Life Insurance Company, Philadelphia, Pennsylvania, 19172.

     Commissions and Other Compensation Received By Each Principal Underwriter During Last Fiscal Year


                         Net
                    Underwriting
Name of Principal   Discounts and   Compensation on    Brokerage       Other
   Underwriter       Commissions       Redemption     Commissions   Compensation
-----------------   -------------   ---------------   -----------   ------------
 Hornor, Townsend
   & Kent, Inc.        $94,019             $0              $0            $0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     The name and address of the person who maintains physical possession of each account, book or other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, is as follows:

     The Penn Mutual Life Insurance Company
     600 Dresher Road
     Horsham, Pennsylvania 19044

ITEM 31. MANAGEMENT SERVICES

     See "Administrative and Recordkeeping Services" in Part B of this Registration Statement.

ITEM 32. UNDERTAKINGS

     The Penn Mutual Life Insurance Company hereby undertakes:

     (a) to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

     (b) to include either (1) as part of any application to purchase a contract or account offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information;

     (c) to deliver any statement of additional information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

          Restrictions on withdrawals under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

          The Penn Mutual Life Insurance Company represents that the fees and charges deducted under the Individual Variable and Fixed Annuity Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Registrant.

                                   SIGNATURES


     As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and that it has duly caused this Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 to be signed on its behalf, by the undersigned, thereunto duly authorized in the Township of Horsham and the Commonwealth of Pennsylvania, on the 30th day of April, 2007.


                                        PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
                                        (Registrant)


                                        By: THE PENN MUTUAL LIFE INSURANCE
                                            COMPANY (Depositor)


                                        By: /s/   Robert E. Chappell
                                            -----------------------------------
                                            Robert E. Chappell
                                            Chairman of the Board of Trustees
                                            and Chief Executive Officer


     As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 has been signed below by the following persons, in the capacities indicated, on the 30th day of April, 2007.


Signature                   Title
---------                   -----


/s/ Robert E. Chappell      Chairman of the Board of Trustees
-------------------------   and Chief Executive Officer
Robert E. Chappell


/s/ Peter J. Vogt           Executive Vice President and
-------------------------   Chief Financial Officer
Peter J. Vogt

*JULIA CHANG BLOCH          Trustee

*EDWARD G. BOEHNE           Trustee

*JOAN P. CARTER             Trustee

*PHILLIP E. LIPPINCOTT      Trustee

*JOHN F. MCCAUGHAN          Trustee

*ALAN B. MILLER             Trustee

*EDMOND F. NOTEBAERT        Trustee

*ROBERT H. ROCK             Trustee

*DANIEL J. TORAN            Trustee


/s/ Robert E. Chappell
-------------------------------------
*By:  Robert E. Chappell,
      attorney-in-fact

                                  EXHIBIT INDEX


(4)(l)    Rider - Guaranteed Lifetime Withdrawal Benefit


(10)(a)   Consent of PricewaterhouseCoopers, LLP

(10)(b)   Consent of Morgan, Lewis & Bockius LLP